Shareholder Report	12 Months Ended
May 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	TIAA-CREF Funds
Entity Central Index Key	0001084380
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2026
C000014639 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle 2010 Fund
Class Name	Retirement Class Shares
Trading Symbol	TCLEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Lifecycle 2010 Fund for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257-8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$45	0.42%
*
The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Floating Rate Income, Growth Opportunities ETF, International Value, Small Cap Select and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.42%	[1]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Lifecycle 2010 Fund returned 12.32% for Retirement Class Shares at net asset value (NAV) for the 12 months ended May 31, 2026. The Fund underperformed the Lifecycle 2010 Fund Composite Index, which returned 13.34%.

The Fund’s Composite Index consisted of: 34.5% Bloomberg U.S. Aggregate Bond Index; 22.2% Russell 3000® Index; 15.9% Bloomberg U.S. 1–3 Year Government/Credit Bond Index; 11.9% MSCI All Country World Index ex USA Investable Market Index; 10.0% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1-10 Year Index; and 5.5% Bloomberg Global Aggregate ex-USD Index (Hedged).

Top contributors to relative performance

•
Strong overall performance of the underlying funds investing in fixed income, led by the Nuveen Emerging Markets Debt Fund.

•
An allocation to the Nuveen Short Term Bond Fund.

•
A position in the Nuveen Floating Rate Income Fund.

Top detractors from relative performance

•
A position in the Nuveen Dividend Growth Fund.

•
Holding the Nuveen Real Property Fund LP.

•
An allocation to the Nuveen International Opportunities Fund.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1-Year	5-Year	10-Year

Retirement Class Shares at NAV	12.32%	4.25%	6.15%

Russell 3000® Index	29.45%	12.92%	15.12%

Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%

Lifecycle 2010 Fund Composite Index	13.34%	4.78%	6.57%

S&P Target Date 2010 Index	12.87%	4.81%	6.04%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 672,958,097
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 2,689,823
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2026)

Fund net assets	$672,958,097

Total number of portfolio holdings	24

Portfolio turnover (%)	28%

Total management fees paid for the year	$2,689,823

Holdings [Text Block]

(1)	Affiliated investment companies (Underlying Funds), except for repurchase agreements, where applicable.

Material Fund Change [Text Block]
How has the Fund changed?
Portfolio manager update: Effective October 1, 2025, Jeff Sun, CFA was added as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000047972 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle 2010 Fund
Class Name	Class R6 Shares
Trading Symbol	TCTIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R6 Shares of the Nuveen Lifecycle 2010 Fund for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257-8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$18	0.17%
*
The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Floating Rate Income, Growth Opportunities ETF, International Value, Small Cap Select and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.17%	[2]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Lifecycle 2010 Fund returned 12.55% for Class R6 Shares at net asset value (NAV) for the 12 months ended May 31, 2026. The Fund underperformed the Lifecycle 2010 Fund Composite Index, which returned 13.34%.

The Fund’s Composite Index consisted of: 34.5% Bloomberg U.S. Aggregate Bond Index; 22.2% Russell 3000® Index; 15.9% Bloomberg U.S. 1–3 Year Government/Credit Bond Index; 11.9% MSCI All Country World Index ex USA Investable Market Index; 10.0% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1-10 Year Index; and 5.5% Bloomberg Global Aggregate ex-USD Index (Hedged).

Top contributors to relative performance

•
Strong overall performance of the underlying funds investing in fixed income, led by the Nuveen Emerging Markets Debt Fund.

•
An allocation to the Nuveen Short Term Bond Fund.

•
A position in the Nuveen Floating Rate Income Fund.

Top detractors from relative performance

•
A position in the Nuveen Dividend Growth Fund.

•
Holding the Nuveen Real Property Fund LP.

•
An allocation to the Nuveen International Opportunities Fund.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1-Year	5-Year	10-Year

Class R6 Shares at NAV	12.55%	4.51%	6.41%

Russell 3000® Index	29.45%	12.92%	15.12%

Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%

Lifecycle 2010 Fund Composite Index	13.34%	4.78%	6.57%

S&P Target Date 2010 Index	12.87%	4.81%	6.04%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 672,958,097
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 2,689,823
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2026)

Fund net assets	$672,958,097

Total number of portfolio holdings	24

Portfolio turnover (%)	28%

Total management fees paid for the year	$2,689,823

Holdings [Text Block]

(1)	Affiliated investment companies (Underlying Funds), except for repurchase agreements, where applicable.

Material Fund Change [Text Block]
How has the Fund changed?
Portfolio manager update: Effective October 1, 2025, Jeff Sun, CFA was added as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000079559 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle 2010 Fund
Class Name	Premier Class Shares
Trading Symbol	TCTPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Premier Class Shares of the Nuveen Lifecycle 2010 Fund for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257-8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$34	0.32%
*
The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Floating Rate Income, Growth Opportunities ETF, International Value, Small Cap Select and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.32%	[3]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Lifecycle 2010 Fund returned 12.29% for Premier Class Shares at net asset value (NAV) for the 12 months ended May 31, 2026. The Fund underperformed the Lifecycle 2010 Fund Composite Index, which returned 13.34%.

The Fund’s Composite Index consisted of: 34.5% Bloomberg U.S. Aggregate Bond Index; 22.2% Russell 3000® Index; 15.9% Bloomberg U.S. 1–3 Year Government/Credit Bond Index; 11.9% MSCI All Country World Index ex USA Investable Market Index; 10.0% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1-10 Year Index; and 5.5% Bloomberg Global Aggregate ex-USD Index (Hedged).

Top contributors to relative performance

•
Strong overall performance of the underlying funds investing in fixed income, led by the Nuveen Emerging Markets Debt Fund.

•
An allocation to the Nuveen Short Term Bond Fund.

•
A position in the Nuveen Floating Rate Income Fund.

Top detractors from relative performance

•
A position in the Nuveen Dividend Growth Fund.

•
Holding the Nuveen Real Property Fund LP.

•
An allocation to the Nuveen International Opportunities Fund.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1-Year	5-Year	10-Year

Premier Class Shares at NAV	12.29%	4.33%	6.25%

Russell 3000® Index	29.45%	12.92%	15.12%

Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%

Lifecycle 2010 Fund Composite Index	13.34%	4.78%	6.57%

S&P Target Date 2010 Index	12.87%	4.81%	6.04%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 672,958,097
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 2,689,823
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2026)

Fund net assets	$672,958,097

Total number of portfolio holdings	24

Portfolio turnover (%)	28%

Total management fees paid for the year	$2,689,823

Holdings [Text Block]

(1)	Affiliated investment companies (Underlying Funds), except for repurchase agreements, where applicable.

Material Fund Change [Text Block]
How has the Fund changed?
Portfolio manager update: Effective October 1, 2025, Jeff Sun, CFA was added as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000162552 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle 2010 Fund
Class Name	Class I Shares
Trading Symbol	TCLHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class I Shares of the Nuveen Lifecycle 2010 Fund for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257-8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$31	0.29%
*
The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Floating Rate Income, Growth Opportunities ETF, International Value, Small Cap Select and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.29%	[4]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Lifecycle 2010 Fund returned 12.46% for Class I Shares at net asset value (NAV) for the 12 months ended May 31, 2026. The Fund underperformed the Lifecycle 2010 Fund Composite Index, which returned 13.34%.

The Fund’s Composite Index consisted of: 34.5% Bloomberg U.S. Aggregate Bond Index; 22.2% Russell 3000® Index; 15.9% Bloomberg U.S. 1–3 Year Government/Credit Bond Index; 11.9% MSCI All Country World Index ex USA Investable Market Index; 10.0% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1-10 Year Index; and 5.5% Bloomberg Global Aggregate ex-USD Index (Hedged).

Top contributors to relative performance

•
Strong overall performance of the underlying funds investing in fixed income, led by the Nuveen Emerging Markets Debt Fund.

•
An allocation to the Nuveen Short Term Bond Fund.

•
A position in the Nuveen Floating Rate Income Fund.

Top detractors from relative performance

•
A position in the Nuveen Dividend Growth Fund.

•
Holding the Nuveen Real Property Fund LP.

•
An allocation to the Nuveen International Opportunities Fund.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1-Year	5-Year	10-Year

Class I Shares at NAV	12.46%	4.44%	6.38%

Russell 3000® Index	29.45%	12.92%	15.12%

Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%

Lifecycle 2010 Fund Composite Index	13.34%	4.78%	6.57%

S&P Target Date 2010 Index	12.87%	4.81%	6.04%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 672,958,097
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 2,689,823
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2026)

Fund net assets	$672,958,097

Total number of portfolio holdings	24

Portfolio turnover (%)	28%

Total management fees paid for the year	$2,689,823

Holdings [Text Block]

(1)	Affiliated investment companies (Underlying Funds), except for repurchase agreements, where applicable.

Material Fund Change [Text Block]
How has the Fund changed?
Portfolio manager update: Effective October 1, 2025, Jeff Sun, CFA was added as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000162553 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle 2015 Fund
Class Name	Class I Shares
Trading Symbol	TCNHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class I Shares of the Nuveen Lifecycle 2015 Fund for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257-8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$34	0.32%
*
The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Floating Rate Income, Growth Opportunities ETF, International Value, Small Cap Select and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.32%	[5]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Lifecycle 2015 Fund returned 12.95% for Class I Shares at net asset value (NAV) for the 12 months ended May 31, 2026. The Fund underperformed the Lifecycle 2015 Fund Composite Index, which returned 14.66%.

The Fund’s Composite Index consisted of: 34.5% Bloomberg U.S. Aggregate Bond Index; 25.4% Russell 3000® Index; 13.7% MSCI All Country World Index ex USA Investable Market Index; 10.9% Bloomberg U.S. 1–3 Year Government/Credit Bond Index; 10.0% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1-10 Year Index; and 5.5% Bloomberg Global Aggregate ex-USD Index (Hedged).

Top contributors to relative performance

•
Strong overall performance of the underlying funds investing in fixed income, led by the Nuveen Emerging Markets Debt Fund.

•
An allocation to the Nuveen Floating Rate Income Fund.

•
A position in the Nuveen Core Bond Fund.

Top detractors from relative performance

•
A position in the Nuveen Real Property Fund LP.

•
Holding the Nuveen Dividend Growth Fund.

•
An allocation to the Nuveen International Opportunities Fund.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1-Year	5-Year	10-Year

Class I Shares at NAV	12.95%	4.53%	6.70%

Russell 3000® Index	29.45%	12.92%	15.12%

Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%

Lifecycle 2015 Fund Composite Index	14.66%	5.25%	7.13%

S&P Target Date 2015 Index	13.81%	5.10%	6.55%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 934,376,707
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 3,748,293
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2026)

Fund net assets	$934,376,707

Total number of portfolio holdings	24

Portfolio turnover (%)	28%

Total management fees paid for the year	$3,748,293

Holdings [Text Block]

(1)	Affiliated investment companies (Underlying Funds), except for repurchase agreements, where applicable.

Material Fund Change [Text Block]
How has the Fund changed?
Portfolio manager update: Effective October 1, 2025, Jeff Sun, CFA was added as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000079560 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle 2015 Fund
Class Name	Premier Class Shares
Trading Symbol	TCFPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Premier Class Shares of the Nuveen Lifecycle 2015 Fund for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257-8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$43	0.40%
*
The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Floating Rate Income, Growth Opportunities ETF, International Value, Small Cap Select and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.40%	[6]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Lifecycle 2015 Fund returned 12.87% for Premier Class Shares at net asset value (NAV) for the 12 months ended May 31, 2026. The Fund underperformed the Lifecycle 2015 Fund Composite Index, which returned 14.66%.

The Fund’s Composite Index consisted of: 34.5% Bloomberg U.S. Aggregate Bond Index; 25.4% Russell 3000® Index; 13.7% MSCI All Country World Index ex USA Investable Market Index; 10.9% Bloomberg U.S. 1–3 Year Government/Credit Bond Index; 10.0% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1-10 Year Index; and 5.5% Bloomberg Global Aggregate ex-USD Index (Hedged).

Top contributors to relative performance

•
Strong overall performance of the underlying funds investing in fixed income, led by the Nuveen Emerging Markets Debt Fund.

•
An allocation to the Nuveen Floating Rate Income Fund.

•
A position in the Nuveen Core Bond Fund.

Top detractors from relative performance

•
A position in the Nuveen Real Property Fund LP.

•
Holding the Nuveen Dividend Growth Fund.

•
An allocation to the Nuveen International Opportunities Fund.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1-Year	5-Year	10-Year

Premier Class Shares at NAV	12.87%	4.46%	6.60%

Russell 3000® Index	29.45%	12.92%	15.12%

Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%

Lifecycle 2015 Fund Composite Index	14.66%	5.25%	7.13%

S&P Target Date 2015 Index	13.81%	5.10%	6.55%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month-end performance, go to https://www.nuveen.com/en-us/mutual-funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 934,376,707
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 3,748,293
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2026)

Fund net assets	$934,376,707

Total number of portfolio holdings	24

Portfolio turnover (%)	28%

Total management fees paid for the year	$3,748,293

Holdings [Text Block]

(1)	Affiliated investment companies (Underlying Funds), except for repurchase agreements, where applicable.

Material Fund Change [Text Block]
How has the Fund changed?
Portfolio manager update: Effective October 1, 2025, Jeff Sun, CFA was added as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000047973 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle 2015 Fund
Class Name	Class R6 Shares
Trading Symbol	TCNIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R6 Shares of the Nuveen Lifecycle 2015 Fund for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257-8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$27	0.25%
*
The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Floating Rate Income, Growth Opportunities ETF, International Value, Small Cap Select and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.25%	[7]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Lifecycle 2015 Fund returned 12.99% for Class R6 Shares at net asset value (NAV) for the 12 months ended May 31, 2026. The Fund underperformed the Lifecycle 2015 Fund Composite Index, which returned 14.66%.

The Fund’s Composite Index consisted of: 34.5% Bloomberg U.S. Aggregate Bond Index; 25.4% Russell 3000® Index; 13.7% MSCI All Country World Index ex USA Investable Market Index; 10.9% Bloomberg U.S. 1–3 Year Government/Credit Bond Index; 10.0% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1-10 Year Index; and 5.5% Bloomberg Global Aggregate ex-USD Index (Hedged).

Top contributors to relative performance

•
Strong overall performance of the underlying funds investing in fixed income, led by the Nuveen Emerging Markets Debt Fund.

•
An allocation to the Nuveen Floating Rate Income Fund.

•
A position in the Nuveen Core Bond Fund.

Top detractors from relative performance

•
A position in the Nuveen Real Property Fund LP.

•
Holding the Nuveen Dividend Growth Fund.

•
An allocation to the Nuveen International Opportunities Fund.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1-Year	5-Year	10-Year

Class R6 Shares at NAV	12.99%	4.62%	6.76%

Russell 3000® Index	29.45%	12.92%	15.12%

Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%

Lifecycle 2015 Fund Composite Index	14.66%	5.25%	7.13%

S&P Target Date 2015 Index	13.81%	5.10%	6.55%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month-end performance, go to https://www.nuveen.com/en-us/mutual-funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 934,376,707
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 3,748,293
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2026)

Fund net assets	$934,376,707

Total number of portfolio holdings	24

Portfolio turnover (%)	28%

Total management fees paid for the year	$3,748,293

Holdings [Text Block]

(1)	Affiliated investment companies (Underlying Funds), except for repurchase agreements, where applicable.

Material Fund Change [Text Block]
How has the Fund changed?
Portfolio manager update: Effective October 1, 2025, Jeff Sun, CFA was added as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257-8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257-8787.

Updated Prospectus Phone Number	(800) 257-8787
Updated Prospectus Web Address	https://www.nuveen.com/en-us/mutual-funds/prospectuses
C000014640 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle 2015 Fund
Class Name	Retirement Class Shares
Trading Symbol	TCLIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Lifecycle 2015 Fund for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/ prospectuses. You can also request this information by contacting us at (800) 257-8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257-8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/ prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$53	0.50%
*
The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Floating Rate Income, Growth Opportunities ETF, International Value, Small Cap Select and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.50%	[8]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Lifecycle 2015 Fund returned 12.75% for Retirement Class Shares at net asset value (NAV) for the 12 months ended May 31, 2026. The Fund underperformed the Lifecycle 2015 Fund Composite Index, which returned 14.66%.

The Fund’s Composite Index consisted of: 34.5% Bloomberg U.S. Aggregate Bond Index; 25.4% Russell 3000 Index; 13.7% MSCI All Country World Index ex USA Investable Market Index; 10.9% Bloomberg U.S. 1–3 Year Government/Credit Bond Index; 10.0% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1-10 Year Index; and 5.5% Bloomberg Global Aggregate ex-USD Index (Hedged).

Top contributors to relative performance

•
Strong overall performance of the underlying funds investing in fixed income, led by the Nuveen Emerging Markets Debt Fund.

•
An allocation to the Nuveen Floating Rate Income Fund.

•
A position in the Nuveen Core Bond Fund.

Top detractors from relative performance

•
A position in the Nuveen Real Property Fund LP.

•
Holding the Nuveen Dividend Growth Fund.

•
An allocation to the Nuveen International Opportunities Fund.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1-Year	5-Year	10-Year

Retirement Class Shares at NAV	12.75%	4.36%	6.50%

Russell 3000® Index	29.45%	12.92%	15.12%

Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%

Lifecycle 2015 Fund Composite Index	14.66%	5.25%	7.13%

S&P Target Date 2015 Index	13.81%	5.10%	6.55%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 934,376,707
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 3,748,293
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2026)

Fund net assets	$934,376,707

Total number of portfolio holdings	24

Portfolio turnover (%)	28%

Total management fees paid for the year	$3,748,293

Holdings [Text Block]

(1)	Affiliated investment companies (Underlying Funds), except for repurchase agreements, where applicable.

Material Fund Change [Text Block]
How has the Fund changed?
Portfolio manager update: Effective October 1, 2025, Jeff Sun, CFA was added as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]	For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.
Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000014641 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle 2020 Fund
Class Name	Retirement Class Shares
Trading Symbol	TCLTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Lifecycle 2020 Fund for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257-8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$53	0.50%
*
The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Floating Rate Income, Growth Opportunities ETF, International Value, Small Cap Select and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.50%	[9]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Lifecycle 2020 Fund returned 13.77% for Retirement Class Shares at net asset value (NAV) for the 12 months ended May 31, 2026. The Fund underperformed the Lifecycle 2020 Fund Composite Index, which returned 15.96%.

The Fund’s Composite Index consisted of: 33.8% Bloomberg U.S. Aggregate Bond Index; 28.6% Russell 3000® Index; 15.4% MSCI All Country World Index ex USA Investable Market Index; 8.4% Bloomberg U.S. 1–3 Year Government/Credit Bond Index; 8.4% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1-10 Year Index; and 5.4% Bloomberg Global Aggregate ex-USD Index (Hedged).

Top contributors to relative performance

•
Strong overall performance of the underlying funds investing in fixed income, led by the Nuveen Emerging Markets Debt Fund.

•
An allocation to the Nuveen Floating Rate Income Fund.

•
A position in the Nuveen Core Bond Fund.

Top detractors from relative performance

•
A position in the Nuveen Real Property Fund LP.

•
Holding the Nuveen Dividend Growth Fund.

•
An allocation to the Nuveen International Opportunities Fund.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1-Year	5-Year	10-Year

Retirement Class Shares at NAV	13.77%	4.70%	7.01%

Russell 3000® Index	29.45%	12.92%	15.12%

Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%

Lifecycle 2020 Fund Composite Index	15.96%	5.74%	7.73%

S&P Target Date 2020 Index	14.70%	5.52%	7.05%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 1,998,504,066
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 8,102,906
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2026)

Fund net assets	$1,998,504,066

Total number of portfolio holdings	24

Portfolio turnover (%)	28%

Total management fees paid for the year	$8,102,906

Holdings [Text Block]

(1)	Affiliated investment companies (Underlying Funds), except for repurchase agreements, where applicable.

Material Fund Change [Text Block]
How has the Fund changed?
Portfolio manager update: Effective October 1, 2025, Jeff Sun, CFA was added as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000047974 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle 2020 Fund
Class Name	Class R6 Shares
Trading Symbol	TCWIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R6 Shares of the Nuveen Lifecycle 2020 Fund for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257-8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$27	0.25%
*
The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Floating Rate Income, Growth Opportunities ETF, International Value, Small Cap Select and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.25%	[10]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Lifecycle 2020 Fund returned 14.00% for Class R6 Shares at net asset value (NAV) for the 12 months ended May 31, 2026. The Fund underperformed the Lifecycle 2020 Fund Composite Index, which returned 15.96%.

The Fund’s Composite Index consisted of: 33.8% Bloomberg U.S. Aggregate Bond Index; 28.6% Russell 3000® Index; 15.4% MSCI All Country World Index ex USA Investable Market Index; 8.4% Bloomberg U.S. 1–3 Year Government/Credit Bond Index; 8.4% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1-10 Year Index; and 5.4% Bloomberg Global Aggregate ex-USD Index (Hedged).

Top contributors to relative performance

•
Strong overall performance of the underlying funds investing in fixed income, led by the Nuveen Emerging Markets Debt Fund.

•
An allocation to the Nuveen Floating Rate Income Fund.

•
A position in the Nuveen Core Bond Fund.

Top detractors from relative performance

•
A position in the Nuveen Real Property Fund LP.

•
Holding the Nuveen Dividend Growth Fund.

•
An allocation to the Nuveen International Opportunities Fund.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1-Year	5-Year	10-Year

Class R6 Shares at NAV	14.00%	4.96%	7.27%

Russell 3000® Index	29.45%	12.92%	15.12%

Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%

Lifecycle 2020 Fund Composite Index	15.96%	5.74%	7.73%

S&P Target Date 2020 Index	14.70%	5.52%	7.05%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 1,998,504,066
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 8,102,906
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2026)

Fund net assets	$1,998,504,066

Total number of portfolio holdings	24

Portfolio turnover (%)	28%

Total management fees paid for the year	$8,102,906

Holdings [Text Block]

(1)	Affiliated investment companies (Underlying Funds), except for repurchase agreements, where applicable.

Material Fund Change [Text Block]
How has the Fund changed?
Portfolio manager update: Effective October 1, 2025, Jeff Sun, CFA was added as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000079561 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle 2020 Fund
Class Name	Premier Class Shares
Trading Symbol	TCWPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Premier Class Shares of the Nuveen Lifecycle 2020 Fund for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257-8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$43	0.40%
*
The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Floating Rate Income, Growth Opportunities ETF, International Value, Small Cap Select and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.40%	[11]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Lifecycle 2020 Fund returned 13.96% for Premier Class Shares at net asset value (NAV) for the 12 months ended May 31, 2026. The Fund underperformed the Lifecycle 2020 Fund Composite Index, which returned 15.96%.

The Fund’s Composite Index consisted of: 33.8% Bloomberg U.S. Aggregate Bond Index; 28.6% Russell 3000® Index; 15.4% MSCI All Country World Index ex USA Investable Market Index; 8.4% Bloomberg U.S. 1–3 Year Government/Credit Bond Index; 8.4% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1-10 Year Index; and 5.4% Bloomberg Global Aggregate ex-USD Index (Hedged).

Top contributors to relative performance

•
Strong overall performance of the underlying funds investing in fixed income, led by the Nuveen Emerging Markets Debt Fund.

•
An allocation to the Nuveen Floating Rate Income Fund.

•
A position in the Nuveen Core Bond Fund.

Top detractors from relative performance

•
A position in the Nuveen Real Property Fund LP.

•
Holding the Nuveen Dividend Growth Fund.

•
An allocation to the Nuveen International Opportunities Fund.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1-Year	5-Year	10-Year

Premier Class Shares at NAV	13.96%	4.81%	7.12%

Russell 3000® Index	29.45%	12.92%	15.12%

Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%

Lifecycle 2020 Fund Composite Index	15.96%	5.74%	7.73%

S&P Target Date 2020 Index	14.70%	5.52%	7.05%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 1,998,504,066
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 8,102,906
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2026)

Fund net assets	$1,998,504,066

Total number of portfolio holdings	24

Portfolio turnover (%)	28%

Total management fees paid for the year	$8,102,906

Holdings [Text Block]

(1)	Affiliated investment companies (Underlying Funds), except for repurchase agreements, where applicable.

Material Fund Change [Text Block]
How has the Fund changed?
Portfolio manager update: Effective October 1, 2025, Jeff Sun, CFA was added as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000162554 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle 2020 Fund
Class Name	Class I Shares
Trading Symbol	TCWHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class I Shares of the Nuveen Lifecycle 2020 Fund for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257-8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$39	0.36%
*
The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Floating Rate Income, Growth Opportunities ETF, International Value, Small Cap Select and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.36%	[12]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Lifecycle 2020 Fund returned 13.98% for Class I Shares at net asset value (NAV) for the 12 months ended May 31, 2026. The Fund underperformed the Lifecycle 2020 Fund Composite Index, which returned 15.96%.

The Fund’s Composite Index consisted of: 33.8% Bloomberg U.S. Aggregate Bond Index; 28.6% Russell 3000® Index; 15.4% MSCI All Country World Index ex USA Investable Market Index; 8.4% Bloomberg U.S. 1–3 Year Government/Credit Bond Index; 8.4% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1-10 Year Index; and 5.4% Bloomberg Global Aggregate ex-USD Index (Hedged).

Top contributors to relative performance

•
Strong overall performance of the underlying funds investing in fixed income, led by the Nuveen Emerging Markets Debt Fund.

•
An allocation to the Nuveen Floating Rate Income Fund.

•
A position in the Nuveen Core Bond Fund.

Top detractors from relative performance

•
A position in the Nuveen Real Property Fund LP.

•
Holding the Nuveen Dividend Growth Fund.

•
An allocation to the Nuveen International Opportunities Fund.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1-Year	5-Year	10-Year

Class I Shares at NAV	13.98%	4.89%	7.21%

Russell 3000® Index	29.45%	12.92%	15.12%

Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%

Lifecycle 2020 Fund Composite Index	15.96%	5.74%	7.73%

S&P Target Date 2020 Index	14.70%	5.52%	7.05%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 1,998,504,066
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 8,102,906
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2026)

Fund net assets	$1,998,504,066

Total number of portfolio holdings	24

Portfolio turnover (%)	28%

Total management fees paid for the year	$8,102,906

Holdings [Text Block]

(1)	Affiliated investment companies (Underlying Funds), except for repurchase agreements, where applicable.

Material Fund Change [Text Block]
How has the Fund changed?
Portfolio manager update: Effective October 1, 2025, Jeff Sun, CFA was added as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]	For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.
Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000162555 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle 2025 Fund
Class Name	Class I Shares
Trading Symbol	TCQHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class I Shares of the Nuveen Lifecycle 2025 Fund for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257-8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$31	0.29%
*
The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Floating Rate Income, Growth Opportunities ETF, International Value, Small Cap Select and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.29%	[13]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Lifecycle 2025 Fund returned 15.17% for Class I Shares at net asset value (NAV) for the 12 months ended May 31, 2026. The Fund underperformed the Lifecycle 2025 Fund Composite Index, which returned 17.26%.

The Fund’s Composite Index consisted of: 32.9% Bloomberg U.S. Aggregate Bond Index; 31.9% Russell 3000® Index; 17.2% MSCI All Country World Index ex USA Investable Market Index; 6.4% Bloomberg U.S. 1–3 Year Government/Credit Bond Index; 6.4% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1-10 Year Index; and 5.2% Bloomberg Global Aggregate ex-USD Index (Hedged).

Top contributors to relative performance

•
Strong overall performance of the underlying funds investing in fixed income, led by the Nuveen Emerging Markets Debt Fund.

•
An allocation to the Nuveen Quant International Small Cap Equity Fund.

•
A position in the Nuveen Floating Rate Income Fund.

Top detractors from relative performance

•
A position in the Nuveen Real Property Fund LP.

•
Holding the Nuveen Dividend Growth Fund.

•
An allocation to the Nuveen International Opportunities Fund.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1-Year	5-Year	10-Year

Class I Shares at NAV	15.17%	5.34%	7.91%

Russell 3000® Index	29.45%	12.92%	15.12%

Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%

Lifecycle 2025 Fund Composite Index	17.26%	6.28%	8.49%

S&P Target Date 2025 Index	16.73%	6.14%	7.91%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 3,278,463,442
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 13,215,459
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2026)

Fund net assets	$3,278,463,442

Total number of portfolio holdings	24

Portfolio turnover (%)	29%

Total management fees paid for the year	$13,215,459

Holdings [Text Block]

(1)	Affiliated investment companies (Underlying Funds), except for repurchase agreements, where applicable.

Material Fund Change [Text Block]
How has the Fund changed?
Portfolio manager update: Effective October 1, 2025, Jeff Sun, CFA was added as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000079562 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle 2025 Fund
Class Name	Premier Class Shares
Trading Symbol	TCQPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Premier Class Shares of the Nuveen Lifecycle 2025 Fund for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257-8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$43	0.40%
*
The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Floating Rate Income, Growth Opportunities ETF, International Value, Small Cap Select and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.40%	[14]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Lifecycle 2025 Fund returned 14.94% for Premier Class Shares at net asset value (NAV) for the 12 months ended May 31, 2026. The Fund underperformed the Lifecycle 2025 Fund Composite Index, which returned 17.26%.

The Fund’s Composite Index consisted of: 32.9% Bloomberg U.S. Aggregate Bond Index; 31.9% Russell 3000 Index; 17.2% MSCI All Country World Index ex USA Investable Market Index; 6.4% Bloomberg U.S. 1–3 Year Government/Credit Bond Index; 6.4% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1-10 Year Index; and 5.2% Bloomberg Global Aggregate ex-USD Index (Hedged).

Top contributors to relative performance

•
Strong overall performance of the underlying funds investing in fixed income, led by the Nuveen Emerging Markets Debt Fund.

•
An allocation to the Nuveen Quant International Small Cap Equity Fund.

•
A position in the Nuveen Floating Rate Income Fund.

Top detractors from relative performance

•
A position in the Nuveen Real Property Fund LP.

•
Holding the Nuveen Dividend Growth Fund.

•
An allocation to the Nuveen International Opportunities Fund.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1-Year	5-Year	10-Year

Premier Class Shares at NAV	14.94%	5.23%	7.80%

Russell 3000® Index	29.45%	12.92%	15.12%

Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%

Lifecycle 2025 Fund Composite Index	17.26%	6.28%	8.49%

S&P Target Date 2025 Index	16.73%	6.14%	7.91%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 3,278,463,442
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 13,215,459
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2026)

Fund net assets	$3,278,463,442

Total number of portfolio holdings	24

Portfolio turnover (%)	29%

Total management fees paid for the year	$13,215,459

Holdings [Text Block]

(1)	Affiliated investment companies (Underlying Funds), except for repurchase agreements, where applicable.

Material Fund Change [Text Block]
How has the Fund changed?
Portfolio manager update: Effective October 1, 2025, Jeff Sun, CFA was added as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000047975 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle 2025 Fund
Class Name	Class R6 Shares
Trading Symbol	TCYIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R6 Shares of the Nuveen Lifecycle 2025 Fund for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257-8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$27	0.25%
*
The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Floating Rate Income, Growth Opportunities ETF, International Value, Small Cap Select and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.25%	[15]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Lifecycle 2025 Fund returned 15.15% for Class R6 Shares at net asset value (NAV) for the 12 months ended May 31, 2026. The Fund underperformed the Lifecycle 2025 Fund Composite Index, which returned 17.26%.

The Fund’s Composite Index consisted of: 32.9% Bloomberg U.S. Aggregate Bond Index; 31.9% Russell 3000® Index; 17.2% MSCI All Country World Index ex USA Investable Market Index; 6.4% Bloomberg U.S. 1–3 Year Government/Credit Bond Index; 6.4% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1-10 Year Index; and 5.2% Bloomberg Global Aggregate ex-USD Index (Hedged).

Top contributors to relative performance

•
Strong overall performance of the underlying funds investing in fixed income, led by the Nuveen Emerging Markets Debt Fund.

•
An allocation to the Nuveen Quant International Small Cap Equity Fund.

•
A position in the Nuveen Floating Rate Income Fund.

Top detractors from relative performance

•
A position in the Nuveen Real Property Fund LP.

•
Holding the Nuveen Dividend Growth Fund.

•
An allocation to the Nuveen International Opportunities Fund.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1-Year	5-Year	10-Year

Class R6 Shares at NAV	15.15%	5.38%	7.96%

Russell 3000® Index	29.45%	12.92%	15.12%

Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%

Lifecycle 2025 Fund Composite Index	17.26%	6.28%	8.49%

S&P Target Date 2025 Index	16.73%	6.14%	7.91%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 3,278,463,442
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 13,215,459
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2026)

Fund net assets	$3,278,463,442

Total number of portfolio holdings	24

Portfolio turnover (%)	29%

Total management fees paid for the year	$13,215,459

Holdings [Text Block]

(1)	Affiliated investment companies (Underlying Funds), except for repurchase agreements, where applicable.

Material Fund Change [Text Block]
How has the Fund changed?
Portfolio manager update: Effective October 1, 2025, Jeff Sun, CFA was added as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000014642 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle 2025 Fund
Class Name	Retirement Class Shares
Trading Symbol	TCLFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Lifecycle 2025 Fund for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257-8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$54	0.50%
*
The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Floating Rate Income, Growth Opportunities ETF, International Value, Small Cap Select and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.50%	[16]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Lifecycle 2025 Fund returned 14.90% for Retirement Class Shares at net asset value (NAV) for the 12 months ended May 31, 2026. The Fund underperformed the Lifecycle 2025 Fund Composite Index, which returned 17.26%.

The Fund’s Composite Index consisted of: 32.9% Bloomberg U.S. Aggregate Bond Index; 31.9% Russell 3000® Index; 17.2% MSCI All Country World Index ex USA Investable Market Index; 6.4% Bloomberg U.S. 1–3 Year Government/Credit Bond Index; 6.4% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1-10 Year Index; and 5.2% Bloomberg Global Aggregate ex-USD Index (Hedged).

Top contributors to relative performance

•
Strong overall performance of the underlying funds investing in fixed income, led by the Nuveen Emerging Markets Debt Fund.

•
An allocation to the Nuveen Quant International Small Cap Equity Fund.

•
A position in the Nuveen Floating Rate Income Fund.

Top detractors from relative performance

•
A position in the Nuveen Real Property Fund LP.

•
Holding the Nuveen Dividend Growth Fund.

•
An allocation to the Nuveen International Opportunities Fund.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1-Year	5-Year	10-Year

Retirement Class Shares at NAV	14.90%	5.12%	7.70%

Russell 3000® Index	29.45%	12.92%	15.12%

Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%

Lifecycle 2025 Fund Composite Index	17.26%	6.28%	8.49%

S&P Target Date 2025 Index	16.73%	6.14%	7.91%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 3,278,463,442
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 13,215,459
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2026)

Fund net assets	$3,278,463,442

Total number of portfolio holdings	24

Portfolio turnover (%)	29%

Total management fees paid for the year	$13,215,459

Holdings [Text Block]

(1)	Affiliated investment companies (Underlying Funds), except for repurchase agreements, where applicable.

Material Fund Change [Text Block]
How has the Fund changed?
Portfolio manager update: Effective October 1, 2025, Jeff Sun, CFA was added as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000014643 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle 2030 Fund
Class Name	Retirement Class Shares
Trading Symbol	TCLNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Lifecycle 2030 Fund for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257-8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$53	0.49%
*
The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Floating Rate Income, Growth Opportunities ETF, International Value, Small Cap Select and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.49%	[17]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Lifecycle 2030 Fund returned 16.58% for Retirement Class Shares at net asset value (NAV) for the 12 months ended May 31, 2026. The Fund underperformed the Lifecycle 2030 Fund Composite Index, which returned 19.27%.

The Fund’s Composite Index consisted of: 36.7% Russell 3000® Index; 29.5% Bloomberg U.S. Aggregate Bond Index; 19.8% MSCI All Country World Index ex USA Investable Market Index; 5.2% Bloomberg Global Aggregate ex-USD Index (Hedged); 4.4% Bloomberg U.S. 1–3 Year Government/Credit Bond Index; and 4.4% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1-10 Year Index.

Top contributors to relative performance

•
Strong overall performance of the underlying funds investing in fixed income, led by the Nuveen Emerging Markets Debt Fund.

•
An allocation to the Nuveen Quant International Small Cap Equity Fund.

•
A position in the Nuveen International Equity Fund.

Top detractors from relative performance

•
A position in the Nuveen Real Property Fund LP.

•
Holding the Nuveen Dividend Growth Fund.

•
An allocation to the Nuveen International Opportunities Fund.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1-Year	5-Year	10-Year

Retirement Class Shares at NAV	16.58%	5.81%	8.51%

Russell 3000® Index	29.45%	12.92%	15.12%

Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%

Lifecycle 2030 Fund Composite Index	19.27%	7.08%	9.38%

S&P Target Date 2030 Index	19.00%	7.09%	8.88%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 4,540,353,936
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 17,972,834
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2026)

Fund net assets	$4,540,353,936

Total number of portfolio holdings	24

Portfolio turnover (%)	28%

Total management fees paid for the year	$17,972,834

Holdings [Text Block]

(1)	Affiliated investment companies (Underlying Funds), except for repurchase agreements, where applicable.

Material Fund Change [Text Block]
How has the Fund changed?
Portfolio manager update: Effective October 1, 2025, Jeff Sun, CFA was added as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000047976 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle 2030 Fund
Class Name	Class R6 Shares
Trading Symbol	TCRIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R6 Shares of the Nuveen Lifecycle 2030 Fund for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257-8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$26	0.24%
*
The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Floating Rate Income, Growth Opportunities ETF, International Value, Small Cap Select and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.24%	[18]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Lifecycle 2030 Fund returned 16.82% for Class R6 Shares at net asset value (NAV) for the 12 months ended May 31, 2026. The Fund underperformed the Lifecycle 2030 Fund Composite Index, which returned 19.27%.

The Fund’s Composite Index consisted of: 36.7% Russell 3000® Index; 29.5% Bloomberg U.S. Aggregate Bond Index; 19.8% MSCI All Country World Index ex USA Investable Market Index; 5.2% Bloomberg Global Aggregate ex-USD Index (Hedged); 4.4% Bloomberg U.S. 1–3 Year Government/Credit Bond Index; and 4.4% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1-10 Year Index.

Top contributors to relative performance

•
Strong overall performance of the underlying funds investing in fixed income, led by the Nuveen Emerging Markets Debt Fund.

•
An allocation to the Nuveen Quant International Small Cap Equity Fund.

•
A position in the Nuveen International Equity Fund.

Top detractors from relative performance

•
A position in the Nuveen Real Property Fund LP.

•
Holding the Nuveen Dividend Growth Fund.

•
An allocation to the Nuveen International Opportunities Fund.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1-Year	5-Year	10-Year

Class R6 Shares at NAV	16.82%	6.08%	8.78%

Russell 3000® Index	29.45%	12.92%	15.12%

Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%

Lifecycle 2030 Fund Composite Index	19.27%	7.08%	9.38%

S&P Target Date 2030 Index	19.00%	7.09%	8.88%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 4,540,353,936
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 17,972,834
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2026)

Fund net assets	$4,540,353,936

Total number of portfolio holdings	24

Portfolio turnover (%)	28%

Total management fees paid for the year	$17,972,834

Holdings [Text Block]

(1)	Affiliated investment companies (Underlying Funds), except for repurchase agreements, where applicable.

Material Fund Change [Text Block]
How has the Fund changed?
Portfolio manager update: Effective October 1, 2025, Jeff Sun, CFA was added as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000079563 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle 2030 Fund
Class Name	Premier Class Shares
Trading Symbol	TCHPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Premier Class Shares of the Nuveen Lifecycle 2030 Fund for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257-8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$42	0.39%
*
The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Floating Rate Income, Growth Opportunities ETF, International Value, Small Cap Select and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.39%	[19]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Lifecycle 2030 Fund returned 16.64% for Premier Class Shares at net asset value (NAV) for the 12 months ended May 31, 2026. The Fund underperformed the Lifecycle 2030 Fund Composite Index, which returned 19.27%.

The Fund’s Composite Index consisted of: 36.7% Russell 3000® Index; 29.5% Bloomberg U.S. Aggregate Bond Index; 19.8% MSCI All Country World Index ex USA Investable Market Index; 5.2% Bloomberg Global Aggregate ex-USD Index (Hedged); 4.4% Bloomberg U.S. 1–3 Year Government/Credit Bond Index; and 4.4% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1-10 Year Index.

Top contributors to relative performance

•
Strong overall performance of the underlying funds investing in fixed income, led by the Nuveen Emerging Markets Debt Fund.

•
An allocation to the Nuveen Quant International Small Cap Equity Fund.

•
A position in the Nuveen International Equity Fund.

Top detractors from relative performance

•
A position in the Nuveen Real Property Fund LP.

•
Holding the Nuveen Dividend Growth Fund.

•
An allocation to the Nuveen International Opportunities Fund.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1-Year	5-Year	10-Year

Premier Class Shares at NAV	16.64%	5.90%	8.61%

Russell 3000® Index	29.45%	12.92%	15.12%

Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%

Lifecycle 2030 Fund Composite Index	19.27%	7.08%	9.38%

S&P Target Date 2030 Index	19.00%	7.09%	8.88%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 4,540,353,936
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 17,972,834
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2026)

Fund net assets	$4,540,353,936

Total number of portfolio holdings	24

Portfolio turnover (%)	28%

Total management fees paid for the year	$17,972,834

Holdings [Text Block]

(1)	Affiliated investment companies (Underlying Funds), except for repurchase agreements, where applicable.

Material Fund Change [Text Block]
How has the Fund changed?
Portfolio manager update: Effective October 1, 2025, Jeff Sun, CFA was added as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000162556 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle 2030 Fund
Class Name	Class I Shares
Trading Symbol	TCHHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class I Shares of the Nuveen Lifecycle 2030 Fund for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257-8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$29	0.27%
*
The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Floating Rate Income, Growth Opportunities ETF, International Value, Small Cap Select and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.27%	[20]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Lifecycle 2030 Fund returned 16.87% for Class I Shares at net asset value (NAV) for the 12 months ended May 31, 2026. The Fund underperformed the Lifecycle 2030 Fund Composite Index, which returned 19.27%.

The Fund’s Composite Index consisted of: 36.7% Russell 3000® Index; 29.5% Bloomberg U.S. Aggregate Bond Index; 19.8% MSCI All Country World Index ex USA Investable Market Index; 5.2% Bloomberg Global Aggregate ex-USD Index (Hedged); 4.4% Bloomberg U.S. 1–3 Year Government/Credit Bond Index; and 4.4% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1-10 Year Index.

Top contributors to relative performance

•
Strong overall performance of the underlying funds investing in fixed income, led by the Nuveen Emerging Markets Debt Fund.

•
An allocation to the Nuveen Quant International Small Cap Equity Fund.

•
A position in the Nuveen International Equity Fund.

Top detractors from relative performance

•
A position in the Nuveen Real Property Fund LP.

•
Holding the Nuveen Dividend Growth Fund.

•
An allocation to the Nuveen International Opportunities Fund.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1-Year	5-Year	10-Year

Class I Shares at NAV	16.87%	6.03%	8.73%

Russell 3000® Index	29.45%	12.92%	15.12%

Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%

Lifecycle 2030 Fund Composite Index	19.27%	7.08%	9.38%

S&P Target Date 2030 Index	19.00%	7.09%	8.88%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 4,540,353,936
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 17,972,834
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2026)

Fund net assets	$4,540,353,936

Total number of portfolio holdings	24

Portfolio turnover (%)	28%

Total management fees paid for the year	$17,972,834

Holdings [Text Block]

(1)	Affiliated investment companies (Underlying Funds), except for repurchase agreements, where applicable.

Material Fund Change [Text Block]
How has the Fund changed?
Portfolio manager update: Effective October 1, 2025, Jeff Sun, CFA was added as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000162557 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle 2035 Fund
Class Name	Class I Shares
Trading Symbol	TCYHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class I Shares of the Nuveen Lifecycle 2035 Fund for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257-8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$30	0.27%
*
The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Floating Rate Income, Growth Opportunities ETF, International Value, Small Cap Select and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.27%	[21]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Lifecycle 2035 Fund returned 18.72% for Class I Shares at net asset value (NAV) for the 12 months ended May 31, 2026. The Fund underperformed the Lifecycle 2035 Fund Composite Index, which returned 21.38%.

The Fund’s Composite Index consisted of: 41.9% Russell 3000® Index; 25.7% Bloomberg U.S. Aggregate Bond Index; 22.6% MSCI All Country World Index ex USA Investable Market Index; 5.0% Bloomberg Global Aggregate ex-USD Index (Hedged); 2.4% Bloomberg U.S. 1–3 Year Government/Credit Bond Index; and 2.4% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1-10 Year Index.

Top contributors to relative performance

•
Holding the Nuveen Quant International Small Cap Equity Fund.

•
An allocation to the Nuveen International Equity Fund.

•
A position in the Emerging Markets Debt Fund.

Top detractors from relative performance

•
A position in the Nuveen Dividend Growth Fund.

•
Holding the Nuveen Real Property Fund LP.

•
An allocation to the Nuveen International Opportunities Fund.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1-Year	5-Year	10-Year

Class I Shares at NAV	18.72%	6.79%	9.57%

Russell 3000® Index	29.45%	12.92%	15.12%

Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%

Lifecycle 2035 Fund Composite Index	21.38%	8.01%	10.32%

S&P Target Date 2035 Index	21.69%	8.14%	9.92%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 5,252,642,148
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 20,452,966
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2026)

Fund net assets	$5,252,642,148

Total number of portfolio holdings	24

Portfolio turnover (%)	27%

Total management fees paid for the year	$20,452,966

Holdings [Text Block]

(1)	Affiliated investment companies (Underlying Funds), except for repurchase agreements, where applicable.

Material Fund Change [Text Block]
How has the Fund changed?
Portfolio manager update: Effective October 1, 2025, Jeff Sun, CFA was added as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000079564 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle 2035 Fund
Class Name	Premier Class Shares
Trading Symbol	TCYPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Premier Class Shares of the Nuveen Lifecycle 2035 Fund for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257-8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$42	0.38%
*
The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Floating Rate Income, Growth Opportunities ETF, International Value, Small Cap Select and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.38%	[22]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Lifecycle 2035 Fund returned 18.45% for Premier Class Shares at net asset value (NAV) for the 12 months ended May 31, 2026. The Fund underperformed the Lifecycle 2035 Fund Composite Index, which returned 21.38%.

The Fund’s Composite Index consisted of: 41.9% Russell 3000® Index; 25.7% Bloomberg U.S. Aggregate Bond Index; 22.6% MSCI All Country World Index ex USA Investable Market Index; 5.0% Bloomberg Global Aggregate ex-USD Index (Hedged); 2.4% Bloomberg U.S. 1–3 Year Government/Credit Bond Index; and 2.4% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1-10 Year Index.

Top contributors to relative performance

•
Holding the Nuveen Quant International Small Cap Equity Fund.

•
An allocation to the Nuveen International Equity Fund.

•
A position in the Emerging Markets Debt Fund.

Top detractors from relative performance

•
A position in the Nuveen Dividend Growth Fund.

•
Holding the Nuveen Real Property Fund LP.

•
An allocation to the Nuveen International Opportunities Fund.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1-Year	5-Year	10-Year

Premier Class Shares at NAV	18.45%	6.69%	9.48%

Russell 3000® Index	29.45%	12.92%	15.12%

Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%

Lifecycle 2035 Fund Composite Index	21.38%	8.01%	10.32%

S&P Target Date 2035 Index	21.69%	8.14%	9.92%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 5,252,642,148
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 20,452,966
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2026)

Fund net assets	$5,252,642,148

Total number of portfolio holdings	24

Portfolio turnover (%)	27%

Total management fees paid for the year	$20,452,966

Holdings [Text Block]

(1)	Affiliated investment companies (Underlying Funds), except for repurchase agreements, where applicable.

Material Fund Change [Text Block]
How has the Fund changed?
Portfolio manager update: Effective October 1, 2025, Jeff Sun, CFA was added as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000047977 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle 2035 Fund
Class Name	Class R6 Shares
Trading Symbol	TCIIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R6 Shares of the Nuveen Lifecycle 2035 Fund for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257-8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$25	0.23%
*
The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Floating Rate Income, Growth Opportunities ETF, International Value, Small Cap Select and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.23%	[23]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Lifecycle 2035 Fund returned 18.67% for Class R6 Shares at net asset value (NAV) for the 12 months ended May 31, 2026. The Fund underperformed the Lifecycle 2035 Fund Composite Index, which returned 21.38%.

The Fund’s Composite Index consisted of: 41.9% Russell 3000® Index; 25.7% Bloomberg U.S. Aggregate Bond Index; 22.6% MSCI All Country World Index ex USA Investable Market Index; 5.0% Bloomberg Global Aggregate ex-USD Index (Hedged); 2.4% Bloomberg U.S. 1–3 Year Government/Credit Bond Index; and 2.4% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1-10 Year Index.

Top contributors to relative performance

•
Holding the Nuveen Quant International Small Cap Equity Fund.

•
An allocation to the Nuveen International Equity Fund.

•
A position in the Emerging Markets Debt Fund.

Top detractors from relative performance

•
A position in the Nuveen Dividend Growth Fund.

•
Holding the Nuveen Real Property Fund LP.

•
An allocation to the Nuveen International Opportunities Fund.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1-Year	5-Year	10-Year

Class R6 Shares at NAV	18.67%	6.86%	9.64%

Russell 3000® Index	29.45%	12.92%	15.12%

Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%

Lifecycle 2035 Fund Composite Index	21.38%	8.01%	10.32%

S&P Target Date 2035 Index	21.69%	8.14%	9.92%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 5,252,642,148
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 20,452,966
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2026)

Fund net assets	$5,252,642,148

Total number of portfolio holdings	24

Portfolio turnover (%)	27%

Total management fees paid for the year	$20,452,966

Holdings [Text Block]

(1)	Affiliated investment companies (Underlying Funds), except for repurchase agreements, where applicable.

Material Fund Change [Text Block]
How has the Fund changed?
Portfolio manager update: Effective October 1, 2025, Jeff Sun, CFA was added as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000014644 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle 2035 Fund
Class Name	Retirement Class Shares
Trading Symbol	TCLRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Lifecycle 2035 Fund for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257-8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$52	0.48%
*
The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Floating Rate Income, Growth Opportunities ETF, International Value, Small Cap Select and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.48%	[24]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Lifecycle 2035 Fund returned 18.46% for Retirement Class Shares at net asset value (NAV) for the 12 months ended May 31, 2026. The Fund underperformed the Lifecycle 2035 Fund Composite Index, which returned 21.38%.

The Fund’s Composite Index consisted of: 41.9% Russell 3000® Index; 25.7% Bloomberg U.S. Aggregate Bond Index; 22.6% MSCI All Country World Index ex USA Investable Market Index; 5.0% Bloomberg Global Aggregate ex-USD Index (Hedged); 2.4% Bloomberg U.S. 1–3 Year Government/Credit Bond Index; and 2.4% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1-10 Year Index.

Top contributors to relative performance

•
Holding the Nuveen Quant International Small Cap Equity Fund.

•
An allocation to the Nuveen International Equity Fund.

•
A position in the Emerging Markets Debt Fund.

Top detractors from relative performance

•
A position in the Nuveen Dividend Growth Fund.

•
Holding the Nuveen Real Property Fund LP.

•
An allocation to the Nuveen International Opportunities Fund.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1-Year	5-Year	10-Year

Retirement Class Shares at NAV	18.46%	6.60%	9.37%

Russell 3000® Index	29.45%	12.92%	15.12%

Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%

Lifecycle 2035 Fund Composite Index	21.38%	8.01%	10.32%

S&P Target Date 2035 Index	21.69%	8.14%	9.92%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 5,252,642,148
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 20,452,966
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2026)

Fund net assets	$5,252,642,148

Total number of portfolio holdings	24

Portfolio turnover (%)	27%

Total management fees paid for the year	$20,452,966

Holdings [Text Block]

(1)	Affiliated investment companies (Underlying Funds), except for repurchase agreements, where applicable.

Material Fund Change [Text Block]
How has the Fund changed?
Portfolio manager update: Effective October 1, 2025, Jeff Sun, CFA was added as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000014647 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle 2040 Fund
Class Name	Retirement Class Shares
Trading Symbol	TCLOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Lifecycle 2040 Fund for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/ prospectuses. You can also request this information by contacting us at (800) 257-8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257-8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/ prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$52	0.47%
*
The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Floating Rate Income, Growth Opportunities ETF, International Value, Small Cap Select and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.47%	[25]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Lifecycle 2040 Fund returned 21.00% for Retirement Class Shares at net asset value (NAV) for the 12 months ended May 31, 2026. The Fund underperformed the Lifecycle 2040 Fund Composite Index, which returned 24.47%.

The Fund’s Composite Index consisted of: 49.3% Russell 3000® Index; 26.5% MSCI All Country World Index ex USA Investable Market Index; 19.3% Bloomberg U.S. Aggregate Bond Index; 4.1% Bloomberg Global Aggregate ex-USD Index (Hedged); 0.4% Bloomberg U.S. 1–3 Year Government/Credit Bond Index; and 0.4% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1-10 Year Index.

Top contributors to relative performance

•
Holding the Nuveen Quant International Small Cap Equity Fund.

•
An allocation to the Nuveen International Equity Fund.

•
A position in the Nuveen Growth Opportunities ETF.

Top detractors from relative performance

•
A position in the Nuveen Dividend Growth Fund.

•
Holding the Nuveen International Opportunities Fund.

•
An allocation to the Nuveen Real Property Fund LP.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1-Year	5-Year	10-Year

Retirement Class Shares at NAV	21.00%	7.63%	10.35%

Russell 3000® Index	29.45%	12.92%	15.12%

Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%

Lifecycle 2040 Fund Composite Index	24.47%	9.26%	11.42%

S&P Target Date 2040 Index	24.41%	9.16%	10.78%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month-end performance, go to https://www.nuveen.com/en-us/mutual-funds/ prospectuses or call (800) 257‑8787.
Net Assets	$ 6,540,225,997
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 25,503,055
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2026)

Fund net assets	$6,540,225,997

Total number of portfolio holdings	24

Portfolio turnover (%)	25%

Total management fees paid for the year	$25,503,055

Holdings [Text Block]

(1)	Affiliated investment companies (Underlying Funds), except for repurchase agreements, where applicable.

Material Fund Change [Text Block]
How has the Fund changed?
Portfolio manager update: Effective October 1, 2025, Jeff Sun, CFA was added as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000047978 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle 2040 Fund
Class Name	Class R6 Shares
Trading Symbol	TCOIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R6 Shares of the Nuveen Lifecycle 2040 Fund for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257-8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$24	0.22%
*
The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Floating Rate Income, Growth Opportunities ETF, International Value, Small Cap Select and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.22%	[26]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Lifecycle 2040 Fund returned 21.29% for Class R6 Shares at net asset value (NAV) for the 12 months ended May 31, 2026. The Fund underperformed the Lifecycle 2040 Fund Composite Index, which returned 24.47%.

The Fund’s Composite Index consisted of: 49.3% Russell 3000® Index; 26.5% MSCI All Country World Index ex USA Investable Market Index; 19.3% Bloomberg U.S. Aggregate Bond Index; 4.1% Bloomberg Global Aggregate ex-USD Index (Hedged); 0.4% Bloomberg U.S. 1–3 Year Government/Credit Bond Index; and 0.4% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1-10 Year Index.

Top contributors to relative performance

•
Holding the Nuveen Quant International Small Cap Equity Fund.

•
An allocation to the Nuveen International Equity Fund.

•
A position in the Nuveen Growth Opportunities ETF.

Top detractors from relative performance

•
A position in the Nuveen Dividend Growth Fund.

•
Holding the Nuveen International Opportunities Fund.

•
An allocation to the Nuveen Real Property Fund LP.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1-Year	5-Year	10-Year

Class R6 Shares at NAV	21.29%	7.91%	10.63%

Russell 3000® Index	29.45%	12.92%	15.12%

Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%

Lifecycle 2040 Fund Composite Index	24.47%	9.26%	11.42%

S&P Target Date 2040 Index	24.41%	9.16%	10.78%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month-end performance, go to https://www.nuveen.com/en-us/mutual-funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 6,540,225,997
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 25,503,055
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2026)

Fund net assets	$6,540,225,997

Total number of portfolio holdings	24

Portfolio turnover (%)	25%

Total management fees paid for the year	$25,503,055

Holdings [Text Block]

(1)	Affiliated investment companies (Underlying Funds), except for repurchase agreements, where applicable.

Material Fund Change [Text Block]
How has the Fund changed?
Portfolio manager update: Effective October 1, 2025, Jeff Sun, CFA was added as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257-8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257-8787.

Updated Prospectus Phone Number	(800) 257-8787
Updated Prospectus Web Address	https://www.nuveen.com/en-us/mutual-funds/prospectuses
C000079566 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle 2040 Fund
Class Name	Premier Class Shares
Trading Symbol	TCZPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Premier Class Shares of the Nuveen Lifecycle 2040 Fund for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257-8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$41	0.37%
*
The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Floating Rate Income, Growth Opportunities ETF, International Value, Small Cap Select and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.37%	[27]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Lifecycle 2040 Fund returned 21.19% for Premier Class Shares at net asset value (NAV) for the 12 months ended May 31, 2026. The Fund underperformed the Lifecycle 2040 Fund Composite Index, which returned 24.47%.

The Fund’s Composite Index consisted of: 49.3% Russell 3000® Index; 26.5% MSCI All Country World Index ex USA Investable Market Index; 19.3% Bloomberg U.S. Aggregate Bond Index; 4.1% Bloomberg Global Aggregate ex-USD Index (Hedged); 0.4% Bloomberg U.S. 1–3 Year Government/Credit Bond Index; and 0.4% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1-10 Year Index.

Top contributors to relative performance

•
Holding the Nuveen Quant International Small Cap Equity Fund.

•
An allocation to the Nuveen International Equity Fund.

•
A position in the Nuveen Growth Opportunities ETF.

Top detractors from relative performance

•
A position in the Nuveen Dividend Growth Fund.

•
Holding the Nuveen International Opportunities Fund.

•
An allocation to the Nuveen Real Property Fund LP.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1-Year	5-Year	10-Year

Premier Class Shares at NAV	21.19%	7.74%	10.45%

Russell 3000® Index	29.45%	12.92%	15.12%

Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%

Lifecycle 2040 Fund Composite Index	24.47%	9.26%	11.42%

S&P Target Date 2040 Index	24.41%	9.16%	10.78%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 6,540,225,997
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 25,503,055
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2026)

Fund net assets	$6,540,225,997

Total number of portfolio holdings	24

Portfolio turnover (%)	25%

Total management fees paid for the year	$25,503,055

Holdings [Text Block]

(1)	Affiliated investment companies (Underlying Funds), except for repurchase agreements, where applicable.

Material Fund Change [Text Block]
How has the Fund changed?
Portfolio manager update: Effective October 1, 2025, Jeff Sun, CFA was added as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000162559 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle 2040 Fund
Class Name	Class I Shares
Trading Symbol	TCZHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class I Shares of the Nuveen Lifecycle 2040 Fund for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257-8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$29	0.26%
*
The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Floating Rate Income, Growth Opportunities ETF, International Value, Small Cap Select and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.26%	[28]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Lifecycle 2040 Fund returned 21.27% for Class I Shares at net asset value (NAV) for the 12 months ended May 31, 2026. The Fund underperformed the Lifecycle 2040 Fund Composite Index, which returned 24.47%.

The Fund’s Composite Index consisted of: 49.3% Russell 3000® Index; 26.5% MSCI All Country World Index ex USA Investable Market Index; 19.3% Bloomberg U.S. Aggregate Bond Index; 4.1% Bloomberg Global Aggregate ex-USD Index (Hedged); 0.4% Bloomberg U.S. 1–3 Year Government/Credit Bond Index; and 0.4% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1-10 Year Index.

Top contributors to relative performance

•
Holding the Nuveen Quant International Small Cap Equity Fund.

•
An allocation to the Nuveen International Equity Fund.

•
A position in the Nuveen Growth Opportunities ETF.

Top detractors from relative performance

•
A position in the Nuveen Dividend Growth Fund.

•
Holding the Nuveen International Opportunities Fund.

•
An allocation to the Nuveen Real Property Fund LP.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1-Year	5-Year	10-Year

Class I Shares at NAV	21.27%	7.84%	10.57%

Russell 3000® Index	29.45%	12.92%	15.12%

Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%

Lifecycle 2040 Fund Composite Index	24.47%	9.26%	11.42%

S&P Target Date 2040 Index	24.41%	9.16%	10.78%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 6,540,225,997
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 25,503,055
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2026)

Fund net assets	$6,540,225,997

Total number of portfolio holdings	24

Portfolio turnover (%)	25%

Total management fees paid for the year	$25,503,055

Holdings [Text Block]

(1)	Affiliated investment companies (Underlying Funds), except for repurchase agreements, where applicable.

Material Fund Change [Text Block]
How has the Fund changed?
Portfolio manager update: Effective October 1, 2025, Jeff Sun, CFA was added as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000033271 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Managed Allocation Fund
Class Name	Class A Shares
Trading Symbol	TIMRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class A Shares of the Nuveen Managed Allocation Fund for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257-8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$27	0.25%
*	The Fund’s ratios do not include the expenses or income of the Underlying Funds. Annualized for period less than one year.

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.25%	[29]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Managed Allocation Fund returned 17.77% for Class A Shares at net asset value (NAV) for the 12 months ended May 31, 2026. The Fund underperformed the Managed Allocation Fund Composite Index, which returned 20.02%.

The Fund’s Composite Index consisted of: 40.0% Bloomberg U.S. Aggregate Bond Index; 39.0% Russell 3000® Index; and 21.0% MSCI All Country World Index ex USA Investable Market Index.

Top contributors to relative performance

•
Holding the Nuveen Core Plus Bond Fund.

•
An allocation to the Nuveen Quant International Small Cap Equity Fund.

•
A position in the Nuveen International Equity Fund.

Top detractors from relative performance

•
A position in the Nuveen Dividend Growth Fund.

•
Holding the Nuveen International Opportunities Fund.

•
An allocation to the Nuveen Dividend Value Fund.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1-Year	5-Year	10-Year

Class A Shares at NAV (excluding maximum sales charge)	17.77%	5.90%	8.25%

Class A Shares at maximum sales charge (Offering Price)	10.99%	4.65%	7.62%

Russell 3000® Index	29.45%	12.92%	15.12%

Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%

Managed Allocation Fund Composite Index	20.02%	7.04%	8.88%

Morningstar Moderate Target Risk Index	18.36%	6.16%	8.23%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month-end performance, go to https://www.nuveen.com/en-us/mutual-funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 950,019,737
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2026)

Fund net assets	$950,019,737

Total number of portfolio holdings	16

Portfolio turnover (%)	19%

Total management fees paid for the year	$0

Holdings [Text Block]

(1)	Affiliated investment companies (Underlying Funds), except for repurchase agreements, where applicable.

Material Fund Change [Text Block]
How has the Fund changed?
Portfolio manager update: Effective October 1, 2025, Jeff Sun, CFA was added as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257-8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257-8787.

Updated Prospectus Phone Number	(800) 257-8787
Updated Prospectus Web Address	https://www.nuveen.com/en-us/mutual-funds/prospectuses
C000033273 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Managed Allocation Fund
Class Name	Class R6 Shares
Trading Symbol	TIMIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R6 Shares of the Nuveen Managed Allocation Fund for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257-8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$0	0.00%
*	The Fund’s ratios do not include the expenses or income of the Underlying Funds. Annualized for period less than one year.

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%	[30]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Managed Allocation Fund returned 18.07% for Class R6 Shares at net asset value (NAV) for the 12 months ended May 31, 2026. The Fund underperformed the Managed Allocation Fund Composite Index, which returned 20.02%.

The Fund’s Composite Index consisted of: 40.0% Bloomberg U.S. Aggregate Bond Index; 39.0% Russell 3000® Index; and 21.0% MSCI All Country World Index ex USA Investable Market Index.

Top contributors to relative performance

•
Holding the Nuveen Core Plus Bond Fund.

•
An allocation to the Nuveen Quant International Small Cap Equity Fund.

•
A position in the Nuveen International Equity Fund.

Top detractors from relative performance

•
A position in the Nuveen Dividend Growth Fund.

•
Holding the Nuveen International Opportunities Fund.

•
An allocation to the Nuveen Dividend Value Fund.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1-Year	5-Year	10-Year

Class R6 Shares at NAV	18.07%	6.17%	8.53%

Russell 3000® Index	29.45%	12.92%	15.12%

Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%

Managed Allocation Fund Composite Index	20.02%	7.04%	8.88%

Morningstar Moderate Target Risk Index	18.36%	6.16%	8.23%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month-end performance, go to https://www.nuveen.com/en-us/mutual-funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 950,019,737
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2026)

Fund net assets	$950,019,737

Total number of portfolio holdings	16

Portfolio turnover (%)	19%

Total management fees paid for the year	$0

Holdings [Text Block]

(1)	Affiliated investment companies (Underlying Funds), except for repurchase agreements, where applicable.

Material Fund Change [Text Block]
How has the Fund changed?
Portfolio manager update: Effective October 1, 2025, Jeff Sun, CFA was added as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257-8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257-8787.

Updated Prospectus Phone Number	(800) 257-8787
Updated Prospectus Web Address	https://www.nuveen.com/en-us/mutual-funds/prospectuses
C000033272 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Managed Allocation Fund
Class Name	Retirement Class Shares
Trading Symbol	TITRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Managed Allocation Fund for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257-8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$27	0.25%
*	The Fund’s ratios do not include the expenses or income of the Underlying Funds. Annualized for period less than one year.

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.25%	[31]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Managed Allocation Fund returned 17.80% for Retirement Class Shares at net asset value (NAV) for the 12 months ended May 31, 2026. The Fund underperformed the Managed Allocation Fund Composite Index, which returned 20.02%.

The Fund’s Composite Index consisted of: 40.0% Bloomberg U.S. Aggregate Bond Index; 39.0% Russell 3000® Index; and 21.0% MSCI All Country World Index ex USA Investable Market Index.

Top contributors to relative performance

•
Holding the Nuveen Core Plus Bond Fund.

•
An allocation to the Nuveen Quant International Small Cap Equity Fund.

•
A position in the Nuveen International Equity Fund.

Top detractors from relative performance

•
A position in the Nuveen Dividend Growth Fund.

•
Holding the Nuveen International Opportunities Fund.

•
An allocation to the Nuveen Dividend Value Fund.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1-Year	5-Year	10-Year

Retirement Class Shares at NAV	17.80%	5.90%	8.25%

Russell 3000® Index	29.45%	12.92%	15.12%

Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%

Managed Allocation Fund Composite Index	20.02%	7.04%	8.88%

Morningstar Moderate Target Risk Index	18.36%	6.16%	8.23%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month-end performance, go to https://www.nuveen.com/en-us/mutual-funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 950,019,737
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2026)

Fund net assets	$950,019,737

Total number of portfolio holdings	16

Portfolio turnover (%)	19%

Total management fees paid for the year	$0

Holdings [Text Block]

(1)	Affiliated investment companies (Underlying Funds), except for repurchase agreements, where applicable.

Material Fund Change [Text Block]
How has the Fund changed?
Portfolio manager update: Effective October 1, 2025, Jeff Sun, CFA was added as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257-8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257-8787.

Updated Prospectus Phone Number	(800) 257-8787
Updated Prospectus Web Address	https://www.nuveen.com/en-us/mutual-funds/prospectuses
C000054992 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle 2045 Fund
Class Name	Retirement Class Shares
Trading Symbol	TTFRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Lifecycle 2045 Fund for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257-8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$52	0.47%
*
The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Floating Rate Income, Growth Opportunities ETF, International Value, Small Cap Select and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.47%	[32]
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Lifecycle 2045 Fund returned 22.89% for Retirement Class Shares at net asset value (NAV) for the 12 months ended May 31, 2026. The Fund underperformed the Lifecycle 2045 Fund Composite Index, which returned 26.69%.

The Fund’s Composite Index consisted of: 54.9% Russell 3000® Index; 29.6% MSCI All Country World Index ex USA Investable Market Index; 12.6% Bloomberg U.S. Aggregate Bond Index; and 2.9% Bloomberg Global Aggregate ex-USD Index (Hedged).

Top contributors to relative performance

•
Holding the Nuveen Quant International Small Cap Equity Fund.

•
An allocation to the Nuveen International Equity Fund.

•
A position in the Nuveen Growth Opportunities ETF.

Top detractors from relative performance

•
A position in the Nuveen Dividend Growth Fund.

•
Holding the Nuveen International Opportunities Fund.

•
An allocation to the Nuveen Real Property Fund LP.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1-Year	5-Year	10-Year

Retirement Class Shares at NAV	22.89%	8.29%	11.02%

Russell 3000® Index	29.45%	12.92%	15.12%

Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%

Lifecycle 2045 Fund Composite Index	26.69%	10.06%	12.17%

S&P Target Date 2045 Index	26.31%	9.86%	11.35%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 4,992,782,632
Holdings Count | Holding	22
Advisory Fees Paid, Amount	$ 19,163,417
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2026)

Fund net assets	$4,992,782,632

Total number of portfolio holdings	22

Portfolio turnover (%)	26%

Total management fees paid for the year	$19,163,417

Holdings [Text Block]

(1)	Affiliated investment companies (Underlying Funds), except for repurchase agreements, where applicable.

Material Fund Change [Text Block]
How has the Fund changed?
Portfolio manager update: Effective October 1, 2025, Jeff Sun, CFA was added as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000054991 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle 2045 Fund
Class Name	Class R6 Shares
Trading Symbol	TTFIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R6 Shares of the Nuveen Lifecycle 2045 Fund for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257-8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$25	0.22%
*
The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Floating Rate Income, Growth Opportunities ETF, International Value, Small Cap Select and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.22%	[33]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Lifecycle 2045 Fund returned 23.23% for Class R6 Shares at net asset value (NAV) for the 12 months ended May 31, 2026. The Fund underperformed the Lifecycle 2045 Fund Composite Index, which returned 26.69%.

The Fund’s Composite Index consisted of: 54.9% Russell 3000® Index; 29.6% MSCI All Country World Index ex USA Investable Market Index; 12.6% Bloomberg U.S. Aggregate Bond Index; and 2.9% Bloomberg Global Aggregate ex-USD Index (Hedged).

Top contributors to relative performance

•
Holding the Nuveen Quant International Small Cap Equity Fund.

•
An allocation to the Nuveen International Equity Fund.

•
A position in the Nuveen Growth Opportunities ETF.

Top detractors from relative performance

•
A position in the Nuveen Dividend Growth Fund.

•
Holding the Nuveen International Opportunities Fund.

•
An allocation to the Nuveen Real Property Fund LP.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1-Year	5-Year	10-Year

Class R6 Shares at NAV	23.23%	8.56%	11.29%

Russell 3000® Index	29.45%	12.92%	15.12%

Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%

Lifecycle 2045 Fund Composite Index	26.69%	10.06%	12.17%

S&P Target Date 2045 Index	26.31%	9.86%	11.35%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 4,992,782,632
Holdings Count | Holding	22
Advisory Fees Paid, Amount	$ 19,163,417
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2026)

Fund net assets	$4,992,782,632

Total number of portfolio holdings	22

Portfolio turnover (%)	26%

Total management fees paid for the year	$19,163,417

Holdings [Text Block]

(1)	Affiliated investment companies (Underlying Funds), except for repurchase agreements, where applicable.

Material Fund Change [Text Block]
How has the Fund changed?
Portfolio manager update: Effective October 1, 2025, Jeff Sun, CFA was added as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000079575 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle 2045 Fund
Class Name	Premier Class Shares
Trading Symbol	TTFPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Premier Class Shares of the Nuveen Lifecycle 2045 Fund for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257-8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$41	0.37%
*
The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Floating Rate Income, Growth Opportunities ETF, International Value, Small Cap Select and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.37%	[34]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Lifecycle 2045 Fund returned 23.11% for Premier Class Shares at net asset value (NAV) for the 12 months ended May 31, 2026. The Fund underperformed the Lifecycle 2045 Fund Composite Index, which returned 26.69%.

The Fund’s Composite Index consisted of: 54.9% Russell 3000® Index; 29.6% MSCI All Country World Index ex USA Investable Market Index; 12.6% Bloomberg U.S. Aggregate Bond Index; and 2.9% Bloomberg Global Aggregate ex-USD Index (Hedged).

Top contributors to relative performance

•
Holding the Nuveen Quant International Small Cap Equity Fund.

•
An allocation to the Nuveen International Equity Fund.

•
A position in the Nuveen Growth Opportunities ETF.

Top detractors from relative performance

•
A position in the Nuveen Dividend Growth Fund.

•
Holding the Nuveen International Opportunities Fund.

•
An allocation to the Nuveen Real Property Fund LP.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1-Year	5-Year	10-Year

Premier Class Shares at NAV	23.11%	8.41%	11.12%

Russell 3000® Index	29.45%	12.92%	15.12%

Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%

Lifecycle 2045 Fund Composite Index	26.69%	10.06%	12.17%

S&P Target Date 2045 Index	26.31%	9.86%	11.35%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 4,992,782,632
Holdings Count | Holding	22
Advisory Fees Paid, Amount	$ 19,163,417
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2026)

Fund net assets	$4,992,782,632

Total number of portfolio holdings	22

Portfolio turnover (%)	26%

Total management fees paid for the year	$19,163,417

Holdings [Text Block]

(1)	Affiliated investment companies (Underlying Funds), except for repurchase agreements, where applicable.

Material Fund Change [Text Block]
How has the Fund changed?
Portfolio manager update: Effective October 1, 2025, Jeff Sun, CFA was added as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000162574 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle 2045 Fund
Class Name	Class I Shares
Trading Symbol	TTFHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class I Shares of the Nuveen Lifecycle 2045 Fund for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257-8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$28	0.25%
*
The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Floating Rate Income, Growth Opportunities ETF, International Value, Small Cap Select and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.25%	[35]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Lifecycle 2045 Fund returned 23.27% for Class I Shares at net asset value (NAV) for the 12 months ended May 31, 2026. The Fund underperformed the Lifecycle 2045 Fund Composite Index, which returned 26.69%.

The Fund’s Composite Index consisted of: 54.9% Russell 3000® Index; 29.6% MSCI All Country World Index ex USA Investable Market Index; 12.6% Bloomberg U.S. Aggregate Bond Index; and 2.9% Bloomberg Global Aggregate ex-USD Index (Hedged).

Top contributors to relative performance

•
Holding the Nuveen Quant International Small Cap Equity Fund.

•
An allocation to the Nuveen International Equity Fund.

•
A position in the Nuveen Growth Opportunities ETF.

Top detractors from relative performance

•
A position in the Nuveen Dividend Growth Fund.

•
Holding the Nuveen International Opportunities Fund.

•
An allocation to the Nuveen Real Property Fund LP.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1-Year	5-Year	10-Year

Class I Shares at NAV	23.27%	8.51%	11.26%

Russell 3000® Index	29.45%	12.92%	15.12%

Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%

Lifecycle 2045 Fund Composite Index	26.69%	10.06%	12.17%

S&P Target Date 2045 Index	26.31%	9.86%	11.35%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 4,992,782,632
Holdings Count | Holding	22
Advisory Fees Paid, Amount	$ 19,163,417
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2026)

Fund net assets	$4,992,782,632

Total number of portfolio holdings	22

Portfolio turnover (%)	26%

Total management fees paid for the year	$19,163,417

Holdings [Text Block]

(1)	Affiliated investment companies (Underlying Funds), except for repurchase agreements, where applicable.

Material Fund Change [Text Block]
How has the Fund changed?
Portfolio manager update: Effective October 1, 2025, Jeff Sun, CFA was added as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000162575 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle 2050 Fund
Class Name	Class I Shares
Trading Symbol	TFTHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class I Shares of the Nuveen Lifecycle 2050 Fund for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257-8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$28	0.25%
*
The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Floating Rate Income, Growth Opportunities ETF, International Value, Small Cap Select and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.25%	[36]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Lifecycle 2050 Fund returned 24.34% for Class I Shares at net asset value (NAV) for the 12 months ended May 31, 2026. The Fund underperformed the Lifecycle 2050 Fund Composite Index, which returned 27.86%.

The Fund’s Composite Index consisted of: 58.0% Russell 3000® Index; 31.3% MSCI All Country World Index ex USA Investable Market Index; 8.6% Bloomberg U.S. Aggregate Bond Index; and 2.1% Bloomberg Global Aggregate ex-USD Index (Hedged).

Top contributors to relative performance

•
Holding the Nuveen Quant International Small Cap Equity Fund.

•
An allocation to the Nuveen International Equity Fund.

•
A position in the Nuveen Growth Opportunities ETF.

Top detractors from relative performance

•
A position in the Nuveen Dividend Growth Fund.

•
Holding the Nuveen International Opportunities Fund.

•
An allocation to the Nuveen Dividend Value Fund.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1-Year	5-Year	10-Year

Class I Shares at NAV	24.34%	8.86%	11.52%

Russell 3000® Index	29.45%	12.92%	15.12%

Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%

Lifecycle 2050 Fund Composite Index	27.86%	10.44%	12.46%

S&P Target Date 2050 Index	27.16%	10.15%	11.64%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 4,112,915,659
Holdings Count | Holding	22
Advisory Fees Paid, Amount	$ 15,614,924
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2026)

Fund net assets	$4,112,915,659

Total number of portfolio holdings	22

Portfolio turnover (%)	24%

Total management fees paid for the year	$15,614,924

Holdings [Text Block]

(1)	Affiliated investment companies (Underlying Funds), except for repurchase agreements, where applicable.

Material Fund Change [Text Block]
How has the Fund changed?
Portfolio manager update: Effective October 1, 2025, Jeff Sun, CFA was added as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000079576 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle 2050 Fund
Class Name	Premier Class Shares
Trading Symbol	TCLPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Premier Class Shares of the Nuveen Lifecycle 2050 Fund for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257-8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$41	0.37%
*
The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Floating Rate Income, Growth Opportunities ETF, International Value, Small Cap Select and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.37%	[37]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Lifecycle 2050 Fund returned 24.15% for Premier Class Shares at net asset value (NAV) for the 12 months ended May 31, 2026. The Fund underperformed the Lifecycle 2050 Fund Composite Index, which returned 27.86%.

The Fund’s Composite Index consisted of: 58.0% Russell 3000® Index; 31.3% MSCI All Country World Index ex USA Investable Market Index; 8.6% Bloomberg U.S. Aggregate Bond Index; and 2.1% Bloomberg Global Aggregate ex-USD Index (Hedged).

Top contributors to relative performance

•
Holding the Nuveen Quant International Small Cap Equity Fund.

•
An allocation to the Nuveen International Equity Fund.

•
A position in the Nuveen Growth Opportunities ETF.

Top detractors from relative performance

•
A position in the Nuveen Dividend Growth Fund.

•
Holding the Nuveen International Opportunities Fund.

•
An allocation to the Nuveen Dividend Value Fund.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1-Year	5-Year	10-Year

Premier Class Shares at NAV	24.15%	8.74%	11.38%

Russell 3000® Index	29.45%	12.92%	15.12%

Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%

Lifecycle 2050 Fund Composite Index	27.86%	10.44%	12.46%

S&P Target Date 2050 Index	27.16%	10.15%	11.64%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month-end performance, go to https://www.nuveen.com/en-us/mutual-funds/ prospectuses or call (800) 257‑8787.
Net Assets	$ 4,112,915,659
Holdings Count | Holding	22
Advisory Fees Paid, Amount	$ 15,614,924
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2026)

Fund net assets	$4,112,915,659

Total number of portfolio holdings	22

Portfolio turnover (%)	24%

Total management fees paid for the year	$15,614,924

Holdings [Text Block]

(1)	Affiliated investment companies (Underlying Funds), except for repurchase agreements, where applicable.

Material Fund Change [Text Block]
How has the Fund changed?
Portfolio manager update: Effective October 1, 2025, Jeff Sun, CFA was added as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000054993 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle 2050 Fund
Class Name	Class R6 Shares
Trading Symbol	TFTIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R6 Shares of the Nuveen Lifecycle 2050 Fund for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257-8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$25	0.22%
*
The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Floating Rate Income, Growth Opportunities ETF, International Value, Small Cap Select and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.22%	[38]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Lifecycle 2050 Fund returned 24.29% for Class R6 Shares at net asset value (NAV) for the 12 months ended May 31, 2026. The Fund underperformed the Lifecycle 2050 Fund Composite Index, which returned 27.86%.

The Fund’s Composite Index consisted of: 58.0% Russell 3000® Index; 31.3% MSCI All Country World Index ex USA Investable Market Index; 8.6% Bloomberg U.S. Aggregate Bond Index; and 2.1% Bloomberg Global Aggregate ex-USD Index (Hedged).

Top contributors to relative performance

•
Holding the Nuveen Quant International Small Cap Equity Fund.

•
An allocation to the Nuveen International Equity Fund.

•
A position in the Nuveen Growth Opportunities ETF.

Top detractors from relative performance

•
A position in the Nuveen Dividend Growth Fund.

•
Holding the Nuveen International Opportunities Fund.

•
An allocation to the Nuveen Dividend Value Fund.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1-Year	5-Year	10-Year

Class R6 Shares at NAV	24.29%	8.90%	11.55%

Russell 3000® Index	29.45%	12.92%	15.12%

Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%

Lifecycle 2050 Fund Composite Index	27.86%	10.44%	12.46%

S&P Target Date 2050 Index	27.16%	10.15%	11.64%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 4,112,915,659
Holdings Count | Holding	22
Advisory Fees Paid, Amount	$ 15,614,924
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2026)

Fund net assets	$4,112,915,659

Total number of portfolio holdings	22

Portfolio turnover (%)	24%

Total management fees paid for the year	$15,614,924

Holdings [Text Block]

(1)	Affiliated investment companies (Underlying Funds), except for repurchase agreements, where applicable.

Material Fund Change [Text Block]
How has the Fund changed?
Portfolio manager update: Effective October 1, 2025, Jeff Sun, CFA was added as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000054994 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle 2050 Fund
Class Name	Retirement Class Shares
Trading Symbol	TLFRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Lifecycle 2050 Fund for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257-8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$53	0.47%
*
The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Floating Rate Income, Growth Opportunities ETF, International Value, Small Cap Select and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.47%	[39]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Lifecycle 2050 Fund returned 24.05% for Retirement Class Shares at net asset value (NAV) for the 12 months ended May 31, 2026. The Fund underperformed the Lifecycle 2050 Fund Composite Index, which returned 27.86%.

The Fund’s Composite Index consisted of: 58.0% Russell 3000® Index; 31.3% MSCI All Country World Index ex USA Investable Market Index; 8.6% Bloomberg U.S. Aggregate Bond Index; and 2.1% Bloomberg Global Aggregate ex-USD Index (Hedged).

Top contributors to relative performance

•
Holding the Nuveen Quant International Small Cap Equity Fund.

•
An allocation to the Nuveen International Equity Fund.

•
A position in the Nuveen Growth Opportunities ETF.

Top detractors from relative performance

•
A position in the Nuveen Dividend Growth Fund.

•
Holding the Nuveen International Opportunities Fund.

•
An allocation to the Nuveen Dividend Value Fund.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1-Year	5-Year	10-Year

Retirement Class Shares at NAV	24.05%	8.64%	11.28%

Russell 3000® Index	29.45%	12.92%	15.12%

Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%

Lifecycle 2050 Fund Composite Index	27.86%	10.44%	12.46%

S&P Target Date 2050 Index	27.16%	10.15%	11.64%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 4,112,915,659
Holdings Count | Holding	22
Advisory Fees Paid, Amount	$ 15,614,924
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2026)

Fund net assets	$4,112,915,659

Total number of portfolio holdings	22

Portfolio turnover (%)	24%

Total management fees paid for the year	$15,614,924

Holdings [Text Block]

(1)	Affiliated investment companies (Underlying Funds), except for repurchase agreements, where applicable.

Material Fund Change [Text Block]
How has the Fund changed?
Portfolio manager update: Effective October 1, 2025, Jeff Sun, CFA was added as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000054997 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle Retirement Income Fund
Class Name	Retirement Class Shares
Trading Symbol	TLIRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Lifecycle Retirement Income Fund for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257-8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$53	0.50%
*
The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Floating Rate Income, Growth Opportunities ETF, International Value, Small Cap Select and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.50%	[40]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Lifecycle Retirement Income Fund returned 12.76% for Retirement Class Shares at net asset value (NAV) for the 12 months ended May 31, 2026. The Fund underperformed the Lifecycle Retirement Income Fund Composite Index, which returned 14.77%.

The Fund’s Composite Index consisted of: 34.5% Bloomberg U.S. Aggregate Bond Index; 26.0% Russell 3000® Index; 14.0% MSCI All Country World Index ex USA Investable Market Index; 10.0% Bloomberg U.S. 1–3 Year Government/Credit Bond Index; 10.0% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1-10 Year Index; and 5.5% Bloomberg Global Aggregate ex-USD Index (Hedged).

Top contributors to relative performance

•
Strong overall performance of the underlying funds investing in fixed income, led by the Nuveen Emerging Markets Debt Fund.

•
An allocation to the Nuveen Floating Rate Income Fund.

•
A position in the Nuveen Core Bond Fund.

Top detractors from relative performance

•
A position in the Nuveen Real Property Fund LP.

•
Holding the Nuveen Dividend Growth Fund.

•
An allocation to the Nuveen International Opportunities Fund.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1-Year	5-Year	10-Year

Retirement Class Shares at NAV	12.76%	4.33%	6.10%

Russell 3000® Index	29.45%	12.92%	15.12%

Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%

Lifecycle Retirement Income Fund Composite Index	14.77%	5.22%	6.72%

S&P Target Date Retirement Income Index	12.59%	4.59%	5.47%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 395,536,057
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 1,553,159
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2026)

Fund net assets	$395,536,057

Total number of portfolio holdings	24

Portfolio turnover (%)	29%

Total management fees paid for the year	$1,553,159

Holdings [Text Block]

(1)	Affiliated investment companies (Underlying Funds), except for repurchase agreements, where applicable.

Material Fund Change [Text Block]
How has the Fund changed?
Portfolio manager update: Effective October 1, 2025, Jeff Sun, CFA was added as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000054996 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle Retirement Income Fund
Class Name	Class R6 Shares
Trading Symbol	TLRIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R6 Shares of the Nuveen Lifecycle Retirement Income Fund for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257-8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$27	0.25%
*
The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Floating Rate Income, Growth Opportunities ETF, International Value, Small Cap Select and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.25%	[41]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Lifecycle Retirement Income Fund returned 13.10% for Class R6 Shares at net asset value (NAV) for the 12 months ended May 31, 2026. The Fund underperformed the Lifecycle Retirement Income Fund Composite Index, which returned 14.77%.

The Fund’s Composite Index consisted of: 34.5% Bloomberg U.S. Aggregate Bond Index; 26.0% Russell 3000® Index; 14.0% MSCI All Country World Index ex USA Investable Market Index; 10.0% Bloomberg U.S. 1–3 Year Government/Credit Bond Index; 10.0% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1-10 Year Index; and 5.5% Bloomberg Global Aggregate ex-USD Index (Hedged).

Top contributors to relative performance

•
Strong overall performance of the underlying funds investing in fixed income, led by the Nuveen Emerging Markets Debt Fund.

•
An allocation to the Nuveen Floating Rate Income Fund.

•
A position in the Nuveen Core Bond Fund.

Top detractors from relative performance

•
A position in the Nuveen Real Property Fund LP.

•
Holding the Nuveen Dividend Growth Fund.

•
An allocation to the Nuveen International Opportunities Fund.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1-Year	5-Year	10-Year

Class R6 Shares at NAV	13.10%	4.60%	6.37%

Russell 3000® Index	29.45%	12.92%	15.12%

Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%

Lifecycle Retirement Income Fund Composite Index	14.77%	5.22%	6.72%

S&P Target Date Retirement Income Index	12.59%	4.59%	5.47%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 395,536,057
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 1,553,159
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2026)

Fund net assets	$395,536,057

Total number of portfolio holdings	24

Portfolio turnover (%)	29%

Total management fees paid for the year	$1,553,159

Holdings [Text Block]

(1)	Affiliated investment companies (Underlying Funds), except for repurchase agreements, where applicable.

Material Fund Change [Text Block]
How has the Fund changed?
Portfolio manager update: Effective October 1, 2025, Jeff Sun, CFA was added as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000079577 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle Retirement Income Fund
Class Name	Premier Class Shares
Trading Symbol	TPILX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Premier Class Shares of the Nuveen Lifecycle Retirement Income Fund for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257-8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$43	0.40%
*
The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Floating Rate Income, Growth Opportunities ETF, International Value, Small Cap Select and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.40%	[42]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Lifecycle Retirement Income Fund returned 12.93% for Premier Class Shares at net asset value (NAV) for the 12 months ended May 31, 2026. The Fund underperformed the Lifecycle Retirement Income Fund Composite Index, which returned 14.77%.

The Fund’s Composite Index consisted of: 34.5% Bloomberg U.S. Aggregate Bond Index; 26.0% Russell 3000® Index; 14.0% MSCI All Country World Index ex USA Investable Market Index; 10.0% Bloomberg U.S. 1–3 Year Government/Credit Bond Index; 10.0% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1-10 Year Index; and 5.5% Bloomberg Global Aggregate ex-USD Index (Hedged).

Top contributors to relative performance

•
Strong overall performance of the underlying funds investing in fixed income, led by the Nuveen Emerging Markets Debt Fund.

•
An allocation to the Nuveen Floating Rate Income Fund.

•
A position in the Nuveen Core Bond Fund.

Top detractors from relative performance

•
A position in the Nuveen Real Property Fund LP.

•
Holding the Nuveen Dividend Growth Fund.

•
An allocation to the Nuveen International Opportunities Fund.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1-Year	5-Year	10-Year

Premier Class Shares at NAV	12.93%	4.44%	6.20%

Russell 3000® Index	29.45%	12.92%	15.12%

Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%

Lifecycle Retirement Income Fund Composite Index	14.77%	5.22%	6.72%

S&P Target Date Retirement Income Index	12.59%	4.59%	5.47%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month-end performance, go to https://www.nuveen.com/en-us/mutual-funds/ prospectuses or call (800) 257‑8787.
Net Assets	$ 395,536,057
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 1,553,159
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2026)

Fund net assets	$395,536,057

Total number of portfolio holdings	24

Portfolio turnover (%)	29%

Total management fees paid for the year	$1,553,159

Holdings [Text Block]

(1)	Affiliated investment companies (Underlying Funds), except for repurchase agreements, where applicable.

Material Fund Change [Text Block]
How has the Fund changed?
Portfolio manager update: Effective October 1, 2025, Jeff Sun, CFA was added as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000162576 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle Retirement Income Fund
Class Name	Class I Shares
Trading Symbol	TLRHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class I Shares of the Nuveen Lifecycle Retirement Income Fund for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257-8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$34	0.32%
*
The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Floating Rate Income, Growth Opportunities ETF, International Value, Small Cap Select and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.32%	[43]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Lifecycle Retirement Income Fund returned 13.02% for Class I Shares at net asset value (NAV) for the 12 months ended May 31, 2026. The Fund underperformed the Lifecycle Retirement Income Fund Composite Index, which returned 14.77%.

The Fund’s Composite Index consisted of: 34.5% Bloomberg U.S. Aggregate Bond Index; 26.0% Russell 3000® Index; 14.0% MSCI All Country World Index ex USA Investable Market Index; 10.0% Bloomberg U.S. 1–3 Year Government/Credit Bond Index; 10.0% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1-10 Year Index; and 5.5% Bloomberg Global Aggregate ex-USD Index (Hedged).

Top contributors to relative performance

•
Strong overall performance of the underlying funds investing in fixed income, led by the Nuveen Emerging Markets Debt Fund.

•
An allocation to the Nuveen Floating Rate Income Fund.

•
A position in the Nuveen Core Bond Fund.

Top detractors from relative performance

•
A position in the Nuveen Real Property Fund LP.

•
Holding the Nuveen Dividend Growth Fund.

•
An allocation to the Nuveen International Opportunities Fund.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1-Year	5-Year	10-Year

Class I Shares at NAV	13.02%	4.52%	6.29%

Russell 3000® Index	29.45%	12.92%	15.12%

Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%

Lifecycle Retirement Income Fund Composite Index	14.77%	5.22%	6.72%

S&P Target Date Retirement Income Index	12.59%	4.59%	5.47%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month-end performance, go to https://www.nuveen.com/en-us/mutual-funds/ prospectuses or call (800) 257‑8787.
Net Assets	$ 395,536,057
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 1,553,159
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2026)

Fund net assets	$395,536,057

Total number of portfolio holdings	24

Portfolio turnover (%)	29%

Total management fees paid for the year	$1,553,159

Holdings [Text Block]

(1)	Affiliated investment companies (Underlying Funds), except for repurchase agreements, where applicable.

Material Fund Change [Text Block]
How has the Fund changed?
Portfolio manager update: Effective October 1, 2025, Jeff Sun, CFA was added as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000054995 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle Retirement Income Fund
Class Name	Class A Shares
Trading Symbol	TLRRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class A Shares of the Nuveen Lifecycle Retirement Income Fund for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257-8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$53	0.50%
*
The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Floating Rate Income, Growth Opportunities ETF, International Value, Small Cap Select and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.50%	[44]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Lifecycle Retirement Income Fund returned 12.84% for Class A Shares at net asset value (NAV) for the 12 months ended May 31, 2026. The Fund underperformed the Lifecycle Retirement Income Fund Composite Index, which returned 14.77%.

The Fund’s Composite Index consisted of: 34.5% Bloomberg U.S. Aggregate Bond Index; 26.0% Russell 3000® Index; 14.0% MSCI All Country World Index ex USA Investable Market Index; 10.0% Bloomberg U.S. 1–3 Year Government/Credit Bond Index; 10.0% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1-10 Year Index; and 5.5% Bloomberg Global Aggregate ex-USD Index (Hedged).

Top contributors to relative performance

•
Strong overall performance of the underlying funds investing in fixed income, led by the Nuveen Emerging Markets Debt Fund.

•
An allocation to the Nuveen Floating Rate Income Fund.

•
A position in the Nuveen Core Bond Fund.

Top detractors from relative performance

•
A position in the Nuveen Real Property Fund LP.

•
Holding the Nuveen Dividend Growth Fund.

•
An allocation to the Nuveen International Opportunities Fund.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1-Year	5-Year	10-Year

Class A Shares at NAV (excluding maximum sales charge)	12.84%	4.34%	6.10%

Class A Shares at maximum sales charge (Offering Price)	6.37%	3.12%	5.47%

Russell 3000® Index	29.45%	12.92%	15.12%

Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%

Lifecycle Retirement Income Fund Composite Index	14.77%	5.22%	6.72%

S&P Target Date Retirement Income Index	12.59%	4.59%	5.47%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month-end performance, go to https://www.nuveen.com/en-us/mutual-funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 395,536,057
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 1,553,159
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2026)

Fund net assets	$395,536,057

Total number of portfolio holdings	24

Portfolio turnover (%)	29%

Total management fees paid for the year	$1,553,159

Holdings [Text Block]

(1)	Affiliated investment companies (Underlying Funds), except for repurchase agreements, where applicable.

Material Fund Change [Text Block]
How has the Fund changed?
Portfolio manager update: Effective October 1, 2025, Jeff Sun, CFA was added as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000162577 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle Index 2010 Fund
Class Name	Class I Shares
Trading Symbol	TLTHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class I Shares of the Nuveen Lifecycle Index 2010 Fund for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$13	0.12%
*
The Fund’s ratios exclude the expenses of Underlying Funds that are exchange-traded funds, include the expenses of all other Underlying Funds, and exclude the income of all Underlying Funds. Annualized for a period less than one year.

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.12%	[45]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Lifecycle Index 2010 Fund returned 13.36% for Class I Shares at net asset value (NAV) for the 12 months ended May 31, 2026. The Fund performed in line with the Lifecycle Index 2010 Fund Composite Index, which returned 13.48%.
The Fund’s Composite Index consisted of: 27.6% Bloomberg U.S. Aggregate Bond Index; 22.2% Russell 3000® Index; 15.9% Bloomberg U.S. 1‑3 Year Government/Credit Bond Index; 11.9% MSCI EAFE + Emerging Markets Index; 10.0% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1‑10 Year Index; 6.9% Bloomberg Global Aggregate ex‑USD Index (Hedged); and 5.5% ICE BofA BB‑B U.S. Cash Pay High Yield Constrained Index.

Top contributors to absolute performance

•
Underlying equity and fixed income funds advanced for the period. U.S. and international equity funds recorded double-digit gains and contributed most.

Top detractors from absolute performance

•
Management fees and other expenses incurred by the Fund.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1-Year	5-Year	10-Year

Class I Shares at NAV	13.36%	4.68%	6.43%

Russell 3000® Index	29.45%	12.92%	15.12%

Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%

Lifecycle Index 2010 Fund Composite Index	13.48%	4.80%	6.57%

S&P Target Date 2010 Index	12.87%	4.81%	6.04%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 684,525,256
Holdings Count | Holding	9
Advisory Fees Paid, Amount	$ 1,111,638
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2026)

Fund net assets	$684,525,256

Total number of portfolio holdings	9

Portfolio turnover (%)	32%

Total management fees paid for the year	$1,111,638

Holdings [Text Block]

(1)	Affiliated investment companies (Underlying Funds), except for repurchase agreements, where applicable.

Material Fund Change [Text Block]
How has the Fund changed?
Portfolio manager update: Effective October 1, 2025, Jeff Sun, CFA was added as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000079518 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle Index 2010 Fund
Class Name	Premier Class Shares
Trading Symbol	TLTPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Premier Class Shares of the Nuveen Lifecycle Index 2010 Fund for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$26	0.24%
*
The Fund’s ratios exclude the expenses of Underlying Funds that are exchange-traded funds, include the expenses of all other Underlying Funds, and exclude the income of all Underlying Funds. Annualized for a period less than one year.

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.24%	[46]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Lifecycle Index 2010 Fund returned 13.16% for Premier Class Shares at net asset value (NAV) for the 12 months ended May 31, 2026. The Fund underperformed the Lifecycle Index 2010 Fund Composite Index, which returned 13.48%.
The Fund’s Composite Index consisted of: 27.6% Bloomberg U.S. Aggregate Bond Index; 22.2% Russell 3000® Index; 15.9% Bloomberg U.S. 1‑3 Year Government/Credit Bond Index; 11.9% MSCI EAFE + Emerging Markets Index; 10.0% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1‑10 Year Index; 6.9% Bloomberg Global Aggregate ex‑USD Index (Hedged); and 5.5% ICE BofA BB‑B U.S. Cash Pay High Yield Constrained Index.

Top contributors to absolute performance

•
Underlying equity and fixed income funds advanced for the period. U.S. and international equity funds recorded double-digit gains and contributed most.

Top detractors from absolute performance

•
Management fees and other expenses incurred by the Fund.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1-Year	5-Year	10-Year

Premier Class Shares at NAV	13.16%	4.58%	6.32%

Russell 3000® Index	29.45%	12.92%	15.12%

Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%

Lifecycle Index 2010 Fund Composite Index	13.48%	4.80%	6.57%

S&P Target Date 2010 Index	12.87%	4.81%	6.04%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 684,525,256
Holdings Count | Holding	9
Advisory Fees Paid, Amount	$ 1,111,638
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2026)

Fund net assets	$684,525,256

Total number of portfolio holdings	9

Portfolio turnover (%)	32%

Total management fees paid for the year	$1,111,638

Holdings [Text Block]

(1)	Affiliated investment companies (Underlying Funds), except for repurchase agreements, where applicable.

Material Fund Change [Text Block]
How has the Fund changed?
Portfolio manager update: Effective October 1, 2025, Jeff Sun, CFA was added as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000079517 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle Index 2010 Fund
Class Name	Class R6 Shares
Trading Symbol	TLTIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R6 Shares of the Nuveen Lifecycle Index 2010 Fund for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/ prospectuses. You can also request this information by contacting us at (800) 257-8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257-8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/ prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$10	0.09%
*
The Fund’s ratios exclude the expenses of Underlying Funds that are exchange-traded funds, include the expenses of all other Underlying Funds, and exclude the income of all Underlying Funds. Annualized for a period less than one year.

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.09%	[47]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Lifecycle Index 2010 Fund returned 13.34% for Class R6 Shares at net asset value (NAV) for the 12 months ended May 31, 2026. The Fund performed in line with the Lifecycle Index 2010 Fund Composite Index, which returned 13.48%.
The Fund’s Composite Index consisted of: 27.6% Bloomberg U.S. Aggregate Bond Index; 22.2% Russell 3000® Index; 15.9% Bloomberg U.S. 1‑3 Year Government/Credit Bond Index; 11.9% MSCI EAFE + Emerging Markets Index; 10.0% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1‑10 Year Index; 6.9% Bloomberg Global Aggregate ex‑USD Index (Hedged); and 5.5% ICE BofA BB‑B U.S. Cash Pay High Yield Constrained Index.

Top contributors to absolute performance

•
Underlying equity and fixed income funds advanced for the period. U.S. and international equity funds recorded double-digit gains and contributed most.

Top detractors from absolute performance

•
Management fees and other expenses incurred by the Fund.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1-Year	5-Year	10-Year

Class R6 Shares at NAV	13.34%	4.74%	6.49%

Russell 3000® Index	29.45%	12.92%	15.12%

Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%

Lifecycle Index 2010 Fund Composite Index	13.48%	4.80%	6.57%

S&P Target Date 2010 Index	12.87%	4.81%	6.04%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 684,525,256
Holdings Count | Holding	9
Advisory Fees Paid, Amount	$ 1,111,638
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2026)

Fund net assets	$684,525,256

Total number of portfolio holdings	9

Portfolio turnover (%)	32%

Total management fees paid for the year	$1,111,638

Holdings [Text Block]

(1)	Affiliated investment companies (Underlying Funds), except for repurchase agreements, where applicable.

Material Fund Change [Text Block]
How has the Fund changed?
Portfolio manager update: Effective October 1, 2025, Jeff Sun, CFA was added as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000079519 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle Index 2010 Fund
Class Name	Retirement Class Shares
Trading Symbol	TLTRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Lifecycle Index 2010 Fund for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/ mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257-8787
Additional Information Website	https://www.nuveen.com/en-us/ mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$36	0.34%
*
The Fund’s ratios exclude the expenses of Underlying Funds that are exchange-traded funds, include the expenses of all other Underlying Funds, and exclude the income of all Underlying Funds. Annualized for a period less than one year.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.34%	[48]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Lifecycle Index 2010 Fund returned 13.10% for Retirement Class Shares at net asset value (NAV) for the 12 months ended May 31, 2026. The Fund underperformed the Lifecycle Index 2010 Fund Composite Index, which returned 13.48%.
The Fund’s Composite Index consisted of: 27.6% Bloomberg U.S. Aggregate Bond Index; 22.2% Russell 3000® Index; 15.9% Bloomberg U.S. 1‑3 Year Government/Credit Bond Index; 11.9% MSCI EAFE + Emerging Markets Index; 10.0% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1‑10 Year Index; 6.9% Bloomberg Global Aggregate ex‑USD Index (Hedged); and 5.5% ICE BofA BB‑B U.S. Cash Pay High Yield Constrained Index.

Top contributors to absolute performance

•
Underlying equity and fixed income funds advanced for the period. U.S. and international equity funds recorded double-digit gains and contributed most.

Top detractors from absolute performance

•
Management fees and other expenses incurred by the Fund.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1-Year	5-Year	10-Year

Retirement Class Shares at NAV	13.10%	4.48%	6.22%

Russell 3000® Index	29.45%	12.92%	15.12%

Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%

Lifecycle Index 2010 Fund Composite Index	13.48%	4.80%	6.57%

S&P Target Date 2010 Index	12.87%	4.81%	6.04%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 684,525,256
Holdings Count | Holding	9
Advisory Fees Paid, Amount	$ 1,111,638
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2026)

Fund net assets	$684,525,256

Total number of portfolio holdings	9

Portfolio turnover (%)	32%

Total management fees paid for the year	$1,111,638

Holdings [Text Block]

(1)	Affiliated investment companies (Underlying Funds), except for repurchase agreements, where applicable.

Material Fund Change [Text Block]
How has the Fund changed?
Portfolio manager update: Effective October 1, 2025, Jeff Sun, CFA was added as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000079522 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle Index Retirement Income Fund
Class Name	Retirement Class Shares
Trading Symbol	TRCIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Lifecycle Index Retirement Income Fund for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257-8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$36	0.34%
*
The Fund’s ratios exclude the expenses of Underlying Funds that are exchange-traded funds, include the expenses of all other Underlying Funds, and exclude the income of all Underlying Funds. Annualized for a period less than one year.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.34%	[49]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Lifecycle Index Retirement Income Fund returned 14.54% for Retirement Class Shares at net asset value (NAV) for the 12 months ended May 31, 2026. The Fund underperformed the Lifecycle Index Retirement Income Fund Composite Index, which returned 14.92%.
The Fund’s Composite Index consisted of: 27.6% Bloomberg U.S. Aggregate Bond Index; 26.0% Russell 3000® Index; 14.0% MSCI EAFE + Emerging Markets Index; 10.0% Bloomberg U.S. 1–3 Year Government/Credit Bond Index; 10.0% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1‑10 Year Index; 6.9% Bloomberg Global Aggregate ex‑USD Index (Hedged); and 5.5% ICE BofA BB‑B U.S. Cash Pay High Yield Constrained Index.

Top contributors to absolute performance

•
Underlying equity and fixed income funds advanced for the period. U.S. and international equity funds recorded double-digit gains and contributed most.

Top detractors from absolute performance

•
Management fees and other expenses incurred by the Fund.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1-Year	5-Year	10-Year

Retirement Class Shares at NAV	14.54%	4.92%	6.38%

Russell 3000® Index	29.45%	12.92%	15.12%

Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%

Lifecycle Index Retirement Income Fund Composite Index	14.92%	5.24%	6.72%

S&P Target Date Retirement Income Index	12.59%	4.59%	5.47%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 839,069,791
Holdings Count | Holding	9
Advisory Fees Paid, Amount	$ 1,381,176
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2026)

Fund net assets	$839,069,791

Total number of portfolio holdings	9

Portfolio turnover (%)	36%

Total management fees paid for the year	$1,381,176

Holdings [Text Block]

(1)	Affiliated investment companies (Underlying Funds), except for repurchase agreements, where applicable.

Material Fund Change [Text Block]
How has the Fund changed?
Portfolio manager update: Effective October 1, 2025, Jeff Sun, CFA was added as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000079520 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle Index Retirement Income Fund
Class Name	Class R6 Shares
Trading Symbol	TRILX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R6 Shares of the Nuveen Lifecycle Index Retirement Income Fund for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/enus/ mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257-8787
Additional Information Website	https://www.nuveen.com/enus/ mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$10	0.09%
*
The Fund’s ratios exclude the expenses of Underlying Funds that are exchange-traded funds, include the expenses of all other Underlying Funds, and exclude the income of all Underlying Funds. Annualized for a period less than one year.

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.09%	[50]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Lifecycle Index Retirement Income Fund returned 14.79% for Class R6 Shares at net asset value (NAV) for the 12 months ended May 31, 2026. The Fund performed in line with the Lifecycle Index Retirement Income Fund Composite Index, which returned 14.92%.
The Fund’s Composite Index consisted of: 27.6% Bloomberg U.S. Aggregate Bond Index; 26.0% Russell 3000® Index; 14.0% MSCI EAFE + Emerging Markets Index; 10.0% Bloomberg U.S. 1–3 Year Government/Credit Bond Index; 10.0% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1‑10 Year Index; 6.9% Bloomberg Global Aggregate ex‑USD Index (Hedged); and 5.5% ICE BofA BB‑B U.S. Cash Pay High Yield Constrained Index.

Top contributors to absolute performance

•
Underlying equity and fixed income funds advanced for the period. U.S. and international equity funds recorded double-digit gains and contributed most.

Top detractors from absolute performance

•
Management fees and other expenses incurred by the Fund.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1-Year	5-Year	10-Year

Class R6 Shares at NAV	14.79%	5.18%	6.65%

Russell 3000® Index	29.45%	12.92%	15.12%

Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%

Lifecycle Index Retirement Income Fund Composite Index	14.92%	5.24%	6.72%

S&P Target Date Retirement Income Index	12.59%	4.59%	5.47%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 839,069,791
Holdings Count | Holding	9
Advisory Fees Paid, Amount	$ 1,381,176
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2026)

Fund net assets	$839,069,791

Total number of portfolio holdings	9

Portfolio turnover (%)	36%

Total management fees paid for the year	$1,381,176

Holdings [Text Block]

(1)	Affiliated investment companies (Underlying Funds), except for repurchase agreements, where applicable.

Material Fund Change [Text Block]
How has the Fund changed?
Portfolio manager update: Effective October 1, 2025, Jeff Sun, CFA was added as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000079521 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle Index Retirement Income Fund
Class Name	Premier Class Shares
Trading Symbol	TLIPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Premier Class Shares of the Nuveen Lifecycle Index Retirement Income Fund for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257-8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$26	0.24%
*
The Fund’s ratios exclude the expenses of Underlying Funds that are exchange-traded funds, include the expenses of all other Underlying Funds, and exclude the income of all Underlying Funds. Annualized for a period less than one year.

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.24%	[51]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Lifecycle Index Retirement Income Fund returned 14.63% for Premier Class Shares at net asset value (NAV) for the 12 months ended May 31, 2026. The Fund underperformed the Lifecycle Index Retirement Income Fund Composite Index, which returned 14.92%.
The Fund’s Composite Index consisted of: 27.6% Bloomberg U.S. Aggregate Bond Index; 26.0% Russell 3000® Index; 14.0% MSCI EAFE + Emerging Markets Index; 10.0% Bloomberg U.S. 1–3 Year Government/Credit Bond Index; 10.0% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1‑10 Year Index; 6.9% Bloomberg Global Aggregate ex‑USD Index (Hedged); and 5.5% ICE BofA BB‑B U.S. Cash Pay High Yield Constrained Index.

Top contributors to absolute performance

•
Underlying equity and fixed income funds advanced for the period. U.S. and international equity funds recorded double-digit gains and contributed most.

Top detractors from absolute performance

•
Management fees and other expenses incurred by the Fund.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1-Year	5-Year	10-Year

Premier Class Shares at NAV	14.63%	5.02%	6.49%

Russell 3000® Index	29.45%	12.92%	15.12%

Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%

Lifecycle Index Retirement Income Fund Composite Index	14.92%	5.24%	6.72%

S&P Target Date Retirement Income Index	12.59%	4.59%	5.47%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 839,069,791
Holdings Count | Holding	9
Advisory Fees Paid, Amount	$ 1,381,176
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2026)

Fund net assets	$839,069,791

Total number of portfolio holdings	9

Portfolio turnover (%)	36%

Total management fees paid for the year	$1,381,176

Holdings [Text Block]

(1)	Affiliated investment companies (Underlying Funds), except for repurchase agreements, where applicable.

Material Fund Change [Text Block]
How has the Fund changed?
Portfolio manager update: Effective October 1, 2025, Jeff Sun, CFA was added as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000162578 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle Index Retirement Income Fund
Class Name	Class I Shares
Trading Symbol	TLIHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class I Shares of the Nuveen Lifecycle Index Retirement Income Fund for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$16	0.15%
*
The Fund’s ratios exclude the expenses of Underlying Funds that are exchange-traded funds, include the expenses of all other Underlying Funds, and exclude the income of all Underlying Funds. Annualized for a period less than one year.

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.15%	[52]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Lifecycle Index Retirement Income Fund returned 14.78% for Class I Shares at net asset value (NAV) for the 12 months ended May 31, 2026. The Fund performed in line with the Lifecycle Index Retirement Income Fund Composite Index, which returned 14.92%.
The Fund’s Composite Index consisted of: 27.6% Bloomberg U.S. Aggregate Bond Index; 26.0% Russell 3000® Index; 14.0% MSCI EAFE + Emerging Markets Index; 10.0% Bloomberg U.S. 1–3 Year Government/Credit Bond Index; 10.0% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1‑10 Year Index; 6.9% Bloomberg Global Aggregate ex‑USD Index (Hedged); and 5.5% ICE BofA BB‑B U.S. Cash Pay High Yield Constrained Index.

Top contributors to absolute performance

•
Underlying equity and fixed income funds advanced for the period. U.S. and international equity funds recorded double-digit gains and contributed most.

Top detractors from absolute performance

•
Management fees and other expenses incurred by the Fund.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1-Year	5-Year	10-Year

Class I Shares at NAV	14.78%	5.09%	6.57%

Russell 3000® Index	29.45%	12.92%	15.12%

Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%

Lifecycle Index Retirement Income Fund Composite Index	14.92%	5.24%	6.72%

S&P Target Date Retirement Income Index	12.59%	4.59%	5.47%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 839,069,791
Holdings Count | Holding	9
Advisory Fees Paid, Amount	$ 1,381,176
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2026)

Fund net assets	$839,069,791

Total number of portfolio holdings	9

Portfolio turnover (%)	36%

Total management fees paid for the year	$1,381,176

Holdings [Text Block]

(1)	Affiliated investment companies (Underlying Funds), except for repurchase agreements, where applicable.

Material Fund Change [Text Block]
How has the Fund changed?
Portfolio manager update: Effective October 1, 2025, Jeff Sun, CFA was added as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000162580 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle Index 2015 Fund
Class Name	Class I Shares
Trading Symbol	TLFAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class I Shares of the Nuveen Lifecycle Index 2015 Fund for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/ prospectuses. You can also request this information by contacting us at (800) 257-8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257-8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/ prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$13	0.12%
*
The Fund’s ratios exclude the expenses of Underlying Funds that are exchange-traded funds, include the expenses of all other Underlying Funds, and exclude the income of all Underlying Funds. Annualized for a period less than one year.

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.12%	[53]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Lifecycle Index 2015 Fund returned 14.64% for Class I Shares at net asset value (NAV) for the 12 months ended May 31, 2026. The Fund performed in line with the Lifecycle Index 2015 Fund Composite Index, which returned 14.81%.
The Fund’s Composite Index consisted of: 27.6% Bloomberg U.S. Aggregate Bond Index; 25.4% Russell 3000® Index; 13.7% MSCI EAFE + Emerging Markets Index; 10.9% Bloomberg U.S. 1‑3 Year Government/Credit Bond Index; 10.0% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1‑10 Year Index; 6.9% Bloomberg Global Aggregate ex‑USD Index (Hedged); and 5.5% ICE BofA BB‑B U.S. Cash Pay High Yield Constrained Index.

Top contributors to absolute performance

•
Underlying equity and fixed income funds advanced for the period. U.S. and international equity funds recorded double-digit gains and contributed most.

Top detractors from absolute performance

•
Management fees and other expenses incurred by the Fund.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1-Year	5-Year	10-Year

Class I Shares at NAV	14.64%	5.16%	6.99%

Russell 3000® Index	29.45%	12.92%	15.12%

Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%

Lifecycle Index 2015 Fund Composite Index	14.81%	5.28%	7.13%

S&P Target Date 2015 Index	13.81%	5.10%	6.55%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 963,398,159
Holdings Count | Holding	9
Advisory Fees Paid, Amount	$ 1,647,670
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2026)

Fund net assets	$963,398,159

Total number of portfolio holdings	9

Portfolio turnover (%)	25%

Total management fees paid for the year	$1,647,670

Holdings [Text Block]

(1)	Affiliated investment companies (Underlying Funds), except for repurchase agreements, where applicable.

Material Fund Change [Text Block]
How has the Fund changed?
Portfolio manager update: Effective October 1, 2025, Jeff Sun, CFA was added as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000079528 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle Index 2015 Fund
Class Name	PremierClass Shares
Trading Symbol	TLFPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Premier Class Shares of the Nuveen Lifecycle Index 2015 Fund for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257-8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$27	0.25%
*
The Fund’s ratios exclude the expenses of Underlying Funds that are exchange-traded funds, include the expenses of all other Underlying Funds, and exclude the income of all Underlying Funds. Annualized for a period less than one year.

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.25%	[54]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Lifecycle Index 2015 Fund returned 14.54% for Premier Class Shares at net asset value (NAV) for the 12 months ended May 31, 2026. The Fund underperformed the Lifecycle Index 2015 Fund Composite Index, which returned 14.81%.
The Fund’s Composite Index consisted of: 27.6% Bloomberg U.S. Aggregate Bond Index; 25.4% Russell 3000® Index; 13.7% MSCI EAFE + Emerging Markets Index; 10.9% Bloomberg U.S. 1‑3 Year Government/Credit Bond Index; 10.0% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1‑10 Year Index; 6.9% Bloomberg Global Aggregate ex‑USD Index (Hedged); and 5.5% ICE BofA BB‑B U.S. Cash Pay High Yield Constrained Index.

Top contributors to absolute performance

•
Underlying equity and fixed income funds advanced for the period. U.S. and international equity funds recorded double-digit gains and contributed most.

Top detractors from absolute performance

•
Management fees and other expenses incurred by the Fund.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1-Year	5-Year	10-Year

Premier Class Shares at NAV	14.54%	5.06%	6.89%

Russell 3000® Index	29.45%	12.92%	15.12%

Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%

Lifecycle Index 2015 Fund Composite Index	14.81%	5.28%	7.13%

S&P Target Date 2015 Index	13.81%	5.10%	6.55%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 963,398,159
Holdings Count | Holding	9
Advisory Fees Paid, Amount	$ 1,647,670
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2026)

Fund net assets	$963,398,159

Total number of portfolio holdings	9

Portfolio turnover (%)	25%

Total management fees paid for the year	$1,647,670

Holdings [Text Block]

(1)	Affiliated investment companies (Underlying Funds), except for repurchase agreements, where applicable.

Material Fund Change [Text Block]
How has the Fund changed?
Portfolio manager update: Effective October 1, 2025, Jeff Sun, CFA was added as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000079527 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle Index 2015 Fund
Class Name	Class R6 Shares
Trading Symbol	TLFIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R6 Shares of the Nuveen Lifecycle Index 2015 Fund for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$11	0.10%
*
The Fund’s ratios exclude the expenses of Underlying Funds that are exchange-traded funds, include the expenses of all other Underlying Funds, and exclude the income of all Underlying Funds. Annualized for a period less than one year.

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.10%	[55]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Lifecycle Index 2015 Fund returned 14.69% for Class R6 Shares at net asset value (NAV) for the 12 months ended May 31, 2026. The Fund performed in line with the Lifecycle Index 2015 Fund Composite Index, which returned 14.81%.
The Fund’s Composite Index consisted of: 27.6% Bloomberg U.S. Aggregate Bond Index; 25.4% Russell 3000® Index; 13.7% MSCI EAFE + Emerging Markets Index; 10.9% Bloomberg U.S. 1‑3 Year Government/Credit Bond Index; 10.0% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1‑10 Year Index; 6.9% Bloomberg Global Aggregate ex‑USD Index (Hedged); and 5.5% ICE BofA BB‑B U.S. Cash Pay High Yield Constrained Index.

Top contributors to absolute performance

•
Underlying equity and fixed income funds advanced for the period. U.S. and international equity funds recorded double-digit gains and contributed most.

Top detractors from absolute performance

•
Management fees and other expenses incurred by the Fund.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1-Year	5-Year	10-Year

Class R6 Shares at NAV	14.69%	5.23%	7.05%

Russell 3000® Index	29.45%	12.92%	15.12%

Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%

Lifecycle Index 2015 Fund Composite Index	14.81%	5.28%	7.13%

S&P Target Date 2015 Index	13.81%	5.10%	6.55%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 963,398,159
Holdings Count | Holding	9
Advisory Fees Paid, Amount	$ 1,647,670
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2026)

Fund net assets	$963,398,159

Total number of portfolio holdings	9

Portfolio turnover (%)	25%

Total management fees paid for the year	$1,647,670

Holdings [Text Block]

(1)	Affiliated investment companies (Underlying Funds), except for repurchase agreements, where applicable.

Material Fund Change [Text Block]
How has the Fund changed?
Portfolio manager update: Effective October 1, 2025, Jeff Sun, CFA was added as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000079529 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle Index 2015 Fund
Class Name	Retirement Class Shares
Trading Symbol	TLGRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Lifecycle Index 2015 Fund for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$38	0.35%
*
The Fund’s ratios exclude the expenses of Underlying Funds that are exchange-traded funds, include the expenses of all other Underlying Funds, and exclude the income of all Underlying Funds. Annualized for a period less than one year.

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.35%	[56]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Lifecycle Index 2015 Fund returned 14.41% for Retirement Class Shares at net asset value (NAV) for the 12 months ended May 31, 2026. The Fund underperformed the Lifecycle Index 2015 Fund Composite Index, which returned 14.81%.
The Fund’s Composite Index consisted of: 27.6% Bloomberg U.S. Aggregate Bond Index; 25.4% Russell 3000® Index; 13.7% MSCI EAFE + Emerging Markets Index; 10.9% Bloomberg U.S. 1–3 Year Government/Credit Bond Index; 10.0% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1‑10 Year Index; 6.9% Bloomberg Global Aggregate ex‑USD Index (Hedged); and 5.5% ICE BofA BB‑B U.S. Cash Pay High Yield Constrained Index.

Top contributors to absolute performance

•
Underlying equity and fixed income funds advanced for the period. U.S. and international equity funds recorded double-digit gains and contributed most.

Top detractors from absolute performance
•
Management fees and other expenses incurred by the Fund.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1-Year	5-Year	10-Year

Retirement Class Shares at NAV	14.41%	4.96%	6.78%

Russell 3000® Index	29.45%	12.92%	15.12%

Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%

Lifecycle Index 2015 Fund Composite Index	14.81%	5.28%	7.13%

S&P Target Date 2015 Index	13.81%	5.10%	6.55%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 963,398,159
Holdings Count | Holding	9
Advisory Fees Paid, Amount	$ 1,647,670
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2026)

Fund net assets	$963,398,159

Total number of portfolio holdings	9

Portfolio turnover (%)	25%

Total management fees paid for the year	$1,647,670

Holdings [Text Block]

(1)	Affiliated investment companies (Underlying Funds), except for repurchase agreements, where applicable.

Material Fund Change [Text Block]
How has the Fund changed?
Portfolio manager update: Effective October 1, 2025, Jeff Sun, CFA was added as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000079532 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle Index 2020 Fund
Class Name	Retirement Class Shares
Trading Symbol	TLWRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Lifecycle Index 2020 Fund for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/ mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257-8787
Additional Information Website	https://www.nuveen.com/en-us/ mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$38	0.35%
*
The Fund’s ratios exclude the expenses of Underlying Funds that are exchange-traded funds, include the expenses of all other Underlying Funds, and exclude the income of all Underlying Funds. Annualized for a period less than one year.

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.35%	[57]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Lifecycle Index 2020 Fund returned 15.68% for Retirement Class Shares at net asset value (NAV) for the 12 months ended May 31, 2026. The Fund underperformed the Lifecycle Index 2020 Fund Composite Index, which returned 16.10%.
The Fund’s Composite Index consisted of: 28.6% Russell 3000® Index; 27.5% Bloomberg U.S. Aggregate Bond Index; 15.4% MSCI EAFE + Emerging Markets Index; 8.4% Bloomberg U.S. 1-3 Year Government/Credit Bond Index; 8.4% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1‑10 Year Index; 6.9% Bloomberg Global Aggregate ex‑USD Index (Hedged); and 4.8% ICE BofA BB‑B U.S. Cash Pay High Yield Constrained Index.

Top contributors to absolute performance

•
Underlying equity and fixed income funds advanced for the period. U.S. and international equity funds recorded double-digit gains and contributed most.

Top detractors from absolute performance

•
Management fees and other expenses incurred by the Fund.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1-Year	5-Year	10-Year

Retirement Class Shares at NAV	15.68%	5.43%	7.37%

Russell 3000® Index	29.45%	12.92%	15.12%

Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%

Lifecycle Index 2020 Fund Composite Index	16.10%	5.76%	7.73%

S&P Target Date 2020 Index	14.70%	5.52%	7.05%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 2,841,102,933
Holdings Count | Holding	9
Advisory Fees Paid, Amount	$ 4,833,504
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2026)

Fund net assets	$2,841,102,933

Total number of portfolio holdings	9

Portfolio turnover (%)	23%

Total management fees paid for the year	$4,833,504

Holdings [Text Block]

(1)	Affiliated investment companies (Underlying Funds), except for repurchase agreements, where applicable.

Material Fund Change [Text Block]
How has the Fund changed?
Portfolio manager update: Effective October 1, 2025, Jeff Sun, CFA was added as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000079530 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle Index 2020 Fund
Class Name	Class R6 Shares
Trading Symbol	TLWIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R6 Shares of the Nuveen Lifecycle Index 2020 Fund for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/ prospectuses. You can also request this information by contacting us at (800) 257-8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257-8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/ prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$11	0.10%
*
The Fund’s ratios exclude the expenses of Underlying Funds that are exchange-traded funds, include the expenses of all other Underlying Funds, and exclude the income of all Underlying Funds. Annualized for a period less than one year.

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.10%	[58]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Lifecycle Index 2020 Fund returned 15.95% for Class R6 Shares at net asset value (NAV) for the 12 months ended May 31, 2026. The Fund performed in line with the Lifecycle Index 2020 Fund Composite Index, which returned 16.10%.
The Fund’s Composite Index consisted of: 28.6% Russell 3000® Index; 27.5% Bloomberg U.S. Aggregate Bond Index; 15.4% MSCI EAFE + Emerging Markets Index; 8.4% Bloomberg U.S. 1–3 Year Government/Credit Bond Index; 8.4% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1‑10 Year Index; 6.9% Bloomberg Global Aggregate ex‑USD Index (Hedged); and 4.8% ICE BofA BB‑B U.S. Cash Pay High Yield Constrained Index.

Top contributors to absolute performance

•
Underlying equity and fixed income funds advanced for the period. U.S. and international equity funds recorded double-digit gains and contributed most.

Top detractors from absolute performance
•
Management fees and other expenses incurred by the Fund.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1-Year	5-Year	10-Year

Class R6 Shares at NAV	15.95%	5.69%	7.65%

Russell 3000® Index	29.45%	12.92%	15.12%

Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%

Lifecycle Index 2020 Fund Composite Index	16.10%	5.76%	7.73%

S&P Target Date 2020 Index	14.70%	5.52%	7.05%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 2,841,102,933
Holdings Count | Holding	9
Advisory Fees Paid, Amount	$ 4,833,504
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2026)

Fund net assets	$2,841,102,933

Total number of portfolio holdings	9

Portfolio turnover (%)	23%

Total management fees paid for the year	$4,833,504

Holdings [Text Block]

(1)	Affiliated investment companies (Underlying Funds), except for repurchase agreements, where applicable.

Material Fund Change [Text Block]
How has the Fund changed?
Portfolio manager update: Effective October 1, 2025, Jeff Sun, CFA was added as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000079531 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle Index 2020 Fund
Class Name	Premier Class Shares
Trading Symbol	TLWPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Premier Class Shares of the Nuveen Lifecycle Index 2020 Fund for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257-8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$27	0.25%
*
The Fund’s ratios exclude the expenses of Underlying Funds that are exchange-traded funds, include the expenses of all other Underlying Funds, and exclude the income of all Underlying Funds. Annualized for a period less than one year.

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.25%	[59]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Lifecycle Index 2020 Fund returned 15.83% for Premier Class Shares at net asset value (NAV) for the 12 months ended May 31, 2026. The Fund underperformed the Lifecycle Index 2020 Fund Composite Index, which returned 16.10%.
The Fund’s Composite Index consisted of: 28.6% Russell 3000® Index; 27.5% Bloomberg U.S. Aggregate Bond Index; 15.4% MSCI EAFE + Emerging Markets Index; 8.4% Bloomberg U.S. 1–3 Year Government/Credit Bond Index; 8.4% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1‑10 Year Index; 6.9% Bloomberg Global Aggregate ex‑USD Index (Hedged); and 4.8% ICE BofA BB‑B U.S. Cash Pay High Yield Constrained Index.

Top contributors to absolute performance

•
Underlying equity and fixed income funds advanced for the period. U.S. and international equity funds recorded double-digit gains and contributed most.

Top detractors from absolute performance
•
Management fees and other expenses incurred by the Fund.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1-Year	5-Year	10-Year

Premier Class Shares at NAV	15.83%	5.54%	7.49%

Russell 3000® Index	29.45%	12.92%	15.12%

Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%

Lifecycle Index 2020 Fund Composite Index	16.10%	5.76%	7.73%

S&P Target Date 2020 Index	14.70%	5.52%	7.05%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 2,841,102,933
Holdings Count | Holding	9
Advisory Fees Paid, Amount	$ 4,833,504
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2026)

Fund net assets	$2,841,102,933

Total number of portfolio holdings	9

Portfolio turnover (%)	23%

Total management fees paid for the year	$4,833,504

Holdings [Text Block]

(1)	Affiliated investment companies (Underlying Funds), except for repurchase agreements, where applicable.

Material Fund Change [Text Block]
How has the Fund changed?
Portfolio manager update: Effective October 1, 2025, Jeff Sun, CFA was added as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000162581 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle Index 2020 Fund
Class Name	Class I Shares
Trading Symbol	TLWHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class I Shares of the Nuveen Lifecycle Index 2020 Fund for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$13	0.12%
*
The Fund’s ratios exclude the expenses of Underlying Funds that are exchange-traded funds, include the expenses of all other Underlying Funds, and exclude the income of all Underlying Funds. Annualized for a period less than one year.

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.12%	[60]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Lifecycle Index 2020 Fund returned 15.94% for Class I Shares at net asset value (NAV) for the 12 months ended May 31, 2026. The Fund performed in line with the Lifecycle Index 2020 Fund Composite Index, which returned 16.10%.
The Fund’s Composite Index consisted of: 28.6% Russell 3000® Index; 27.5% Bloomberg U.S. Aggregate Bond Index; 15.4% MSCI EAFE + Emerging Markets Index; 8.4% Bloomberg U.S. 1–3 Year Government/Credit Bond Index; 8.4% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1‑10 Year Index; 6.9% Bloomberg Global Aggregate ex‑USD Index (Hedged); and 4.8% ICE BofA BB‑B U.S. Cash Pay High Yield Constrained Index.

Top contributors to absolute performance

•
Underlying equity and fixed income funds advanced for the period. U.S. and international equity funds recorded double-digit gains and contributed most.

Top detractors from absolute performance
•
Management fees and other expenses incurred by the Fund.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1-Year	5-Year	10-Year

Class I Shares at NAV	15.94%	5.61%	7.56%

Russell 3000® Index	29.45%	12.92%	15.12%

Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%

Lifecycle Index 2020 Fund Composite Index	16.10%	5.76%	7.73%

S&P Target Date 2020 Index	14.70%	5.52%	7.05%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 2,841,102,933
Holdings Count | Holding	9
Advisory Fees Paid, Amount	$ 4,833,504
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2026)

Fund net assets	$2,841,102,933

Total number of portfolio holdings	9

Portfolio turnover (%)	23%

Total management fees paid for the year	$4,833,504

Holdings [Text Block]

(1)	Affiliated investment companies (Underlying Funds), except for repurchase agreements, where applicable.

Material Fund Change [Text Block]
How has the Fund changed?
Portfolio manager update: Effective October 1, 2025, Jeff Sun, CFA was added as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000162582 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle Index 2025 Fund
Class Name	Class I Shares
Trading Symbol	TLQHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class I Shares of the Nuveen Lifecycle Index 2025 Fund for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257-8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$13	0.12%
*
The Fund’s ratios exclude the expenses of Underlying Funds that are exchange-traded funds, include the expenses of all other Underlying Funds, and exclude the income of all Underlying Funds. Annualized for a period less than one year.

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.12%	[61]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Lifecycle Index 2025 Fund returned 17.24% for Class I Shares at net asset value (NAV) for the 12 months ended May 31, 2026. The Fund performed in line with the Lifecycle Index 2025 Fund Composite Index, which returned 17.39%.
The Fund’s Composite Index consisted of: 31.9% Russell 3000® Index; 27.3% Bloomberg U.S. Aggregate Bond Index; 17.2% MSCI EAFE + Emerging Markets Index; 6.8% Bloomberg Global Aggregate ex‑USD Index (Hedged); 6.4% Bloomberg U.S. 1–3 Year Government/Credit Bond Index; 6.4% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1‑10 Year Index; and 4.0% ICE BofA BB‑B U.S. Cash Pay High Yield Constrained Index.

Top contributors to absolute performance

•
Underlying equity and fixed income funds advanced for the period. U.S. and international equity funds recorded double-digit gains and contributed most.

Top detractors from absolute performance

•
Management fees and other expenses incurred by the Fund.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1-Year	5-Year	10-Year

Class I Shares at NAV	17.24%	6.15%	8.32%

Russell 3000® Index	29.45%	12.92%	15.12%

Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%

Lifecycle Index 2025 Fund Composite Index	17.39%	6.30%	8.48%

S&P Target Date 2025 Index	16.73%	6.14%	7.91%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 5,889,107,451
Holdings Count | Holding	9
Advisory Fees Paid, Amount	$ 9,703,570
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2026)

Fund net assets	$5,889,107,451

Total number of portfolio holdings	9

Portfolio turnover (%)	22%

Total management fees paid for the year	$9,703,570

Holdings [Text Block]

(1)	Affiliated investment companies (Underlying Funds), except for repurchase agreements, where applicable.

Material Fund Change [Text Block]
How has the Fund changed?
Portfolio manager update: Effective October 1, 2025, Jeff Sun, CFA was added as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000079534 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle Index 2025 Fund
Class Name	Premier Class Shares
Trading Symbol	TLVPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Premier Class Shares of the Nuveen Lifecycle Index 2025 Fund for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/ prospectuses. You can also request this information by contacting us at (800) 257-8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257-8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/ prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$27	0.25%
*
The Fund’s ratios exclude the expenses of Underlying Funds that are exchange-traded funds, include the expenses of all other Underlying Funds, and exclude the income of all Underlying Funds. Annualized for a period less than one year.

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.25%	[62]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Lifecycle Index 2025 Fund returned 17.04% for Premier Class Shares at net asset value (NAV) for the 12 months ended May 31, 2026. The Fund underperformed the Lifecycle Index 2025 Fund Composite Index, which returned 17.39%.
The Fund’s Composite Index consisted of: 31.9% Russell 3000® Index; 27.3% Bloomberg U.S. Aggregate Bond Index; 17.2% MSCI EAFE + Emerging Markets Index; 6.8% Bloomberg Global Aggregate ex‑USD Index (Hedged); 6.4% Bloomberg U.S. 1–3 Year Government/Credit Bond Index; 6.4% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1‑10 Year Index; and 4.0% ICE BofA BB‑B U.S. Cash Pay High Yield Constrained Index.

Top contributors to absolute performance

•
Underlying equity and fixed income funds advanced for the period. U.S. and international equity funds recorded double-digit gains and contributed most.

Top detractors from absolute performance

•
Management fees and other expenses incurred by the Fund.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1-Year	5-Year	10-Year

Premier Class Shares at NAV	17.04%	6.07%	8.24%

Russell 3000® Index	29.45%	12.92%	15.12%

Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%

Lifecycle Index 2025 Fund Composite Index	17.39%	6.30%	8.48%

S&P Target Date 2025 Index	16.73%	6.14%	7.91%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 5,889,107,451
Holdings Count | Holding	9
Advisory Fees Paid, Amount	$ 9,703,570
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2026)

Fund net assets	$5,889,107,451

Total number of portfolio holdings	9

Portfolio turnover (%)	22%

Total management fees paid for the year	$9,703,570

Holdings [Text Block]

(1)	Affiliated investment companies (Underlying Funds), except for repurchase agreements, where applicable.

Material Fund Change [Text Block]
How has the Fund changed?
Portfolio manager update: Effective October 1, 2025, Jeff Sun, CFA was added as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000079533 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle Index 2025 Fund
Class Name	Class R6 Shares
Trading Symbol	TLQIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R6 Shares of the Nuveen Lifecycle Index 2025 Fund for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/ prospectuses. You can also request this information by contacting us at (800) 257-8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257-8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/ prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$11	0.10%
*
The Fund’s ratios exclude the expenses of Underlying Funds that are exchange-traded funds, include the expenses of all other Underlying Funds, and exclude the income of all Underlying Funds. Annualized for a period less than one year.

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.10%	[63]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Lifecycle Index 2025 Fund returned 17.22% for Class R6 Shares at net asset value (NAV) for the 12 months ended May 31, 2026. The Fund performed in line with the Lifecycle Index 2025 Fund Composite Index, which returned 17.39%.
The Fund’s Composite Index consisted of: 31.9% Russell 3000® Index; 27.3% Bloomberg U.S. Aggregate Bond Index; 17.2% MSCI EAFE + Emerging Markets Index; 6.8% Bloomberg Global Aggregate ex‑USD Index (Hedged); 6.4% Bloomberg U.S. 1–3 Year Government/Credit Bond Index; 6.4% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1‑10 Year Index; and 4.0% ICE BofA BB‑B U.S. Cash Pay High Yield Constrained Index.

Top contributors to absolute performance

•
Underlying equity and fixed income funds advanced for the period. U.S. and international equity funds recorded double-digit gains and contributed most.

Top detractors from absolute performance

•
Management fees and other expenses incurred by the Fund.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1-Year	5-Year	10-Year

Class R6 Shares at NAV	17.22%	6.23%	8.40%

Russell 3000® Index	29.45%	12.92%	15.12%

Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%

Lifecycle Index 2025 Fund Composite Index	17.39%	6.30%	8.48%

S&P Target Date 2025 Index	16.73%	6.14%	7.91%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 5,889,107,451
Holdings Count | Holding	9
Advisory Fees Paid, Amount	$ 9,703,570
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2026)

Fund net assets	$5,889,107,451

Total number of portfolio holdings	9

Portfolio turnover (%)	22%

Total management fees paid for the year	$9,703,570

Holdings [Text Block]

(1)	Affiliated investment companies (Underlying Funds), except for repurchase agreements, where applicable.

Material Fund Change [Text Block]
How has the Fund changed?
Portfolio manager update: Effective October 1, 2025, Jeff Sun, CFA was added as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000079535 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle Index 2025 Fund
Class Name	Retirement Class Shares
Trading Symbol	TLQRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Lifecycle Index 2025 Fund for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257-8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$38	0.35%
*
The Fund’s ratios exclude the expenses of Underlying Funds that are exchange-traded funds, include the expenses of all other Underlying Funds, and exclude the income of all Underlying Funds. Annualized for a period less than one year.

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.35%	[64]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Lifecycle Index 2025 Fund returned 16.96% for Retirement Class Shares at net asset value (NAV) for the 12 months ended May 31, 2026. The Fund underperformed the Lifecycle Index 2025 Fund Composite Index, which returned 17.39%.
The Fund’s Composite Index consisted of: 31.9% Russell 3000® Index; 27.3% Bloomberg U.S. Aggregate Bond Index; 17.2% MSCI EAFE + Emerging Markets Index; 6.8% Bloomberg Global Aggregate ex‑USD Index (Hedged); 6.4% Bloomberg U.S. 1–3 Year Government/Credit Bond Index; 6.4% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1‑10 Year Index; and 4.0% ICE BofA BB‑B U.S. Cash Pay High Yield Constrained Index.

Top contributors to absolute performance

•
Underlying equity and fixed income funds advanced for the period. U.S. and international equity funds recorded double-digit gains and contributed most.

Top detractors from absolute performance

•
Management fees and other expenses incurred by the Fund.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1-Year	5-Year	10-Year

Retirement Class Shares at NAV	16.96%	5.97%	8.12%

Russell 3000® Index	29.45%	12.92%	15.12%

Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%

Lifecycle Index 2025 Fund Composite Index	17.39%	6.30%	8.48%

S&P Target Date 2025 Index	16.73%	6.14%	7.91%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 5,889,107,451
Holdings Count | Holding	9
Advisory Fees Paid, Amount	$ 9,703,570
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2026)

Fund net assets	$5,889,107,451

Total number of portfolio holdings	9

Portfolio turnover (%)	22%

Total management fees paid for the year	$9,703,570

Holdings [Text Block]

(1)	Affiliated investment companies (Underlying Funds), except for repurchase agreements, where applicable.

Material Fund Change [Text Block]
How has the Fund changed?
Portfolio manager update: Effective October 1, 2025, Jeff Sun, CFA was added as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000079538 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle Index 2030 Fund
Class Name	Retirement Class Shares
Trading Symbol	TLHRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Lifecycle Index 2030 Fund for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/ mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257-8787
Additional Information Website	https://www.nuveen.com/en-us/ mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$38	0.35%
*
The Fund’s ratios exclude the expenses of Underlying Funds that are exchange-traded funds, include the expenses of all other Underlying Funds, and exclude the income of all Underlying Funds. Annualized for a period less than one year.

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.35%	[65]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Lifecycle Index 2030 Fund returned 18.95% for Retirement Class Shares at net asset value (NAV) for the 12 months ended May 31, 2026. The Fund underperformed the Lifecycle Index 2030 Fund Composite Index, which returned 19.39%.
The Fund’s Composite Index consisted of: 36.7% Russell 3000® Index; 25.1% Bloomberg U.S. Aggregate Bond Index; 19.8% MSCI EAFE + Emerging Markets Index; 6.3% Bloomberg Global Aggregate ex‑USD Index (Hedged); 4.4% Bloomberg U.S. 1–3 Year Government/Credit Bond Index; 4.4% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1‑10 Year Index; and 3.3% ICE BofA BB‑B U.S. Cash Pay High Yield Constrained Index.

Top contributors to absolute performance

•
Underlying equity and fixed income funds advanced for the period. U.S. and international equity funds recorded double-digit gains and contributed most.

Top detractors from absolute performance

•
Management fees and other expenses incurred by the Fund.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1-Year	5-Year	10-Year

Retirement Class Shares at NAV	18.95%	6.76%	9.01%

Russell 3000® Index	29.45%	12.92%	15.12%

Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%

Lifecycle Index 2030 Fund Composite Index	19.39%	7.10%	9.37%

S&P Target Date 2030 Index	19.00%	7.09%	8.88%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 9,492,914,581
Holdings Count | Holding	9
Advisory Fees Paid, Amount	$ 14,496,254
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2026)

Fund net assets	$9,492,914,581

Total number of portfolio holdings	9

Portfolio turnover (%)	23%

Total management fees paid for the year	$14,496,254

Holdings [Text Block]

(1)	Affiliated investment companies (Underlying Funds), except for repurchase agreements, where applicable.

Material Fund Change [Text Block]
How has the Fund changed?
Portfolio manager update: Effective October 1, 2025, Jeff Sun, CFA was added as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000079536 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle Index 2030 Fund
Class Name	Class R6 Shares
Trading Symbol	TLHIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R6 Shares of the Nuveen Lifecycle Index 2030 Fund for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257-8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$11	0.10%
*
The Fund’s ratios exclude the expenses of Underlying Funds that are exchange-traded funds, include the expenses of all other Underlying Funds, and exclude the income of all Underlying Funds. Annualized for a period less than one year.

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.10%	[66]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Lifecycle Index 2030 Fund returned 19.24% for Class R6 Shares at net asset value (NAV) for the 12 months ended May 31, 2026. The Fund performed in line with the Lifecycle Index 2030 Fund Composite Index, which returned 19.39%.
The Fund’s Composite Index consisted of: 36.7% Russell 3000® Index; 25.1% Bloomberg U.S. Aggregate Bond Index; 19.8% MSCI EAFE + Emerging Markets Index; 6.3% Bloomberg Global Aggregate ex‑USD Index (Hedged); 4.4% Bloomberg U.S. 1–3 Year Government/Credit Bond Index; 4.4% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1‑10 Year Index; and 3.3% ICE BofA BB‑B U.S. Cash Pay High Yield Constrained Index.

Top contributors to absolute performance

•
Underlying equity and fixed income funds advanced for the period. U.S. and international equity funds recorded double-digit gains and contributed most.

Top detractors from absolute performance
•
Management fees and other expenses incurred by the Fund.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1-Year	5-Year	10-Year

Class R6 Shares at NAV	19.24%	7.03%	9.28%

Russell 3000® Index	29.45%	12.92%	15.12%

Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%

Lifecycle Index 2030 Fund Composite Index	19.39%	7.10%	9.37%

S&P Target Date 2030 Index	19.00%	7.09%	8.88%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 9,492,914,581
Holdings Count | Holding	9
Advisory Fees Paid, Amount	$ 14,496,254
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2026)

Fund net assets	$9,492,914,581

Total number of portfolio holdings	9

Portfolio turnover (%)	23%

Total management fees paid for the year	$14,496,254

Holdings [Text Block]

(1)	Affiliated investment companies (Underlying Funds), except for repurchase agreements, where applicable.

Material Fund Change [Text Block]
How has the Fund changed?
Portfolio manager update: Effective October 1, 2025, Jeff Sun, CFA was added as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000079537 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle Index 2030 Fund
Class Name	Premier Class Shares
Trading Symbol	TLHPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Premier Class Shares of the Nuveen Lifecycle Index 2030 Fund for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/ prospectuses. You can also request this information by contacting us at (800) 257-8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257-8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/ prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$27	0.25%
*
The Fund’s ratios exclude the expenses of Underlying Funds that are exchange-traded funds, include the expenses of all other Underlying Funds, and exclude the income of all Underlying Funds. Annualized for a period less than one year.

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.25%	[67]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Lifecycle Index 2030 Fund returned 19.07% for Premier Class Shares at net asset value (NAV) for the 12 months ended May 31, 2026. The Fund underperformed the Lifecycle Index 2030 Fund Composite Index, which returned 19.39%.
The Fund’s Composite Index consisted of: 36.7% Russell 3000® Index; 25.1% Bloomberg U.S. Aggregate Bond Index; 19.8% MSCI EAFE + Emerging Markets Index; 6.3% Bloomberg Global Aggregate ex‑USD Index (Hedged); 4.4% Bloomberg U.S. 1–3 Year Government/Credit Bond Index; 4.4% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1‑10 Year Index; and 3.3% ICE BofA BB‑B U.S. Cash Pay High Yield Constrained Index.

Top contributors to absolute performance

•
Underlying equity and fixed income funds advanced for the period. U.S. and international equity funds recorded double-digit gains and contributed most.

Top detractors from absolute performance

•
Management fees and other expenses incurred by the Fund.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1-Year	5-Year	10-Year

Premier Class Shares at NAV	19.07%	6.87%	9.12%

Russell 3000® Index	29.45%	12.92%	15.12%

Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%

Lifecycle Index 2030 Fund Composite Index	19.39%	7.10%	9.37%

S&P Target Date 2030 Index	19.00%	7.09%	8.88%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 9,492,914,581
Holdings Count | Holding	9
Advisory Fees Paid, Amount	$ 14,496,254
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2026)

Fund net assets	$9,492,914,581

Total number of portfolio holdings	9

Portfolio turnover (%)	23%

Total management fees paid for the year	$14,496,254

Holdings [Text Block]

(1)	Affiliated investment companies (Underlying Funds), except for repurchase agreements, where applicable.

Material Fund Change [Text Block]
How has the Fund changed?
Portfolio manager update: Effective October 1, 2025, Jeff Sun, CFA was added as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000162583 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle Index 2030 Fund
Class Name	Class I Shares
Trading Symbol	TLHHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class I Shares of the Nuveen Lifecycle Index 2030 Fund for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/ prospectuses. You can also request this information by contacting us at (800) 257-8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257-8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/ prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$13	0.12%
*
The Fund’s ratios exclude the expenses of Underlying Funds that are exchange-traded funds, include the expenses of all other Underlying Funds, and exclude the income of all Underlying Funds. Annualized for a period less than one year.

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.12%	[68]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Lifecycle Index 2030 Fund returned 19.21% for Class I Shares at net asset value (NAV) for the 12 months ended May 31, 2026. The Fund performed in line with the Lifecycle Index 2030 Fund Composite Index, which returned 19.39%.
The Fund’s Composite Index consisted of: 36.7% Russell 3000® Index; 25.1% Bloomberg U.S. Aggregate Bond Index; 19.8% MSCI EAFE + Emerging Markets Index; 6.3% Bloomberg Global Aggregate ex‑USD Index (Hedged); 4.4% Bloomberg U.S. 1–3 Year Government/Credit Bond Index; 4.4% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1‑10 Year Index; and 3.3% ICE BofA BB‑B U.S. Cash Pay High Yield Constrained Index.

Top contributors to absolute performance

•
Underlying equity and fixed income funds advanced for the period. U.S. and international equity funds recorded double-digit gains and contributed most.

Top detractors from absolute performance

•
Management fees and other expenses incurred by the Fund.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1-Year	5-Year	10-Year

Class I Shares at NAV	19.21%	6.96%	9.20%

Russell 3000® Index	29.45%	12.92%	15.12%

Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%

Lifecycle Index 2030 Fund Composite Index	19.39%	7.10%	9.37%

S&P Target Date 2030 Index	19.00%	7.09%	8.88%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 9,492,914,581
Holdings Count | Holding	9
Advisory Fees Paid, Amount	$ 14,496,254
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2026)

Fund net assets	$9,492,914,581

Total number of portfolio holdings	9

Portfolio turnover (%)	23%

Total management fees paid for the year	$14,496,254

Holdings [Text Block]

(1)	Affiliated investment companies (Underlying Funds), except for repurchase agreements, where applicable.

Material Fund Change [Text Block]
How has the Fund changed?
Portfolio manager update: Effective October 1, 2025, Jeff Sun, CFA was added as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000162584 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle Index 2035 Fund
Class Name	Class I Shares
Trading Symbol	TLYHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class I Shares of the Nuveen Lifecycle Index 2035 Fund for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257-8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$13	0.12%
*
The Fund’s ratios exclude the expenses of Underlying Funds that are exchange-traded funds, include the expenses of all other Underlying Funds, and exclude the income of all Underlying Funds. Annualized for a period less than one year.

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.12%	[69]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Lifecycle Index 2035 Fund returned 21.35% for Class I Shares at net asset value (NAV) for the 12 months ended May 31, 2026. The Fund performed in line with the Lifecycle Index 2035 Fund Composite Index, which returned 21.49%.
The Fund’s Composite Index consisted of: 41.9% Russell 3000® Index; 22.6% MSCI EAFE + Emerging Markets Index; 22.6% Bloomberg U.S. Aggregate Bond Index; 5.6% Bloomberg Global Aggregate ex‑USD Index (Hedged); 2.5% ICE BofA BB‑B U.S. Cash Pay High Yield Constrained Index; 2.4% Bloomberg U.S. 1-3 Year Government/Credit Bond Index; and 2.4% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1‑10 Year Index.

Top contributors to absolute performance

•
Underlying equity and fixed income funds advanced for the period. U.S. and international equity funds recorded double-digit gains and contributed most.

Top detractors from absolute performance

•
Management fees and other expenses incurred by the Fund.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1-Year	5-Year	10-Year

Class I Shares at NAV	21.35%	7.88%	10.16%

Russell 3000® Index	29.45%	12.92%	15.12%

Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%

Lifecycle Index 2035 Fund Composite Index	21.49%	8.03%	10.32%

S&P Target Date 2035 Index	21.69%	8.14%	9.92%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 10,791,558,776
Holdings Count | Holding	9
Advisory Fees Paid, Amount	$ 15,713,135
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2026)

Fund net assets	$10,791,558,776

Total number of portfolio holdings	9

Portfolio turnover (%)	22%

Total management fees paid for the year	$15,713,135

Holdings [Text Block]

(1)	Affiliated investment companies (Underlying Funds), except for repurchase agreements, where applicable.

Material Fund Change [Text Block]
How has the Fund changed?
Portfolio manager update: Effective October 1, 2025, Jeff Sun, CFA was added as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000079540 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle Index 2035 Fund
Class Name	Premier Class Shares
Trading Symbol	TLYPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Premier Class Shares of the Nuveen Lifecycle Index 2035 Fund for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257-8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$28	0.25%
*
The Fund’s ratios exclude the expenses of Underlying Funds that are exchange-traded funds, include the expenses of all other Underlying Funds, and exclude the income of all Underlying Funds. Annualized for a period less than one year.

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.25%	[70]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Lifecycle Index 2035 Fund returned 21.14% for Premier Class Shares at net asset value (NAV) for the 12 months ended May 31, 2026. The Fund underperformed the Lifecycle Index 2035 Fund Composite Index, which returned 21.49%.
The Fund’s Composite Index consisted of: 41.9% Russell 3000® Index; 22.6% MSCI EAFE + Emerging Markets Index; 22.6% Bloomberg U.S. Aggregate Bond Index; 5.6% Bloomberg Global Aggregate ex‑USD Index (Hedged); 2.5% ICE BofA BB‑B U.S. Cash Pay High Yield Constrained Index; 2.4% Bloomberg U.S. 1-3 Year Government/Credit Bond Index; and 2.4% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1‑10 Year Index.

Top contributors to absolute performance

•
Underlying equity and fixed income funds advanced for the period. U.S. and international equity funds recorded double-digit gains and contributed most.

Top detractors from absolute performance

•
Management fees and other expenses incurred by the Fund.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1-Year	5-Year	10-Year

Premier Class Shares at NAV	21.14%	7.78%	10.06%

Russell 3000® Index	29.45%	12.92%	15.12%

Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%

Lifecycle Index 2035 Fund Composite Index	21.49%	8.03%	10.32%

S&P Target Date 2035 Index	21.69%	8.14%	9.92%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 10,791,558,776
Holdings Count | Holding	9
Advisory Fees Paid, Amount	$ 15,713,135
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2026)

Fund net assets	$10,791,558,776

Total number of portfolio holdings	9

Portfolio turnover (%)	22%

Total management fees paid for the year	$15,713,135

Holdings [Text Block]

(1)	Affiliated investment companies (Underlying Funds), except for repurchase agreements, where applicable.

Material Fund Change [Text Block]
How has the Fund changed?
Portfolio manager update: Effective October 1, 2025, Jeff Sun, CFA was added as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000079539 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle Index 2035 Fund
Class Name	Class R6 Shares
Trading Symbol	TLYIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R6 Shares of the Nuveen Lifecycle Index 2035 Fund for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/ prospectuses. You can also request this information by contacting us at (800) 257-8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257-8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/ prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$11	0.10%
*
The Fund’s ratios exclude the expenses of Underlying Funds that are exchange-traded funds, include the expenses of all other Underlying Funds, and exclude the income of all Underlying Funds. Annualized for a period less than one year.

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.10%	[71]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Lifecycle Index 2035 Fund returned 21.36% for Class R6 Shares at net asset value (NAV) for the 12 months ended May 31, 2026. The Fund performed in line with the Lifecycle Index 2035 Fund Composite Index, which returned 21.49%.
The Fund’s Composite Index consisted of: 41.9% Russell 3000® Index; 22.6% MSCI EAFE + Emerging Markets Index; 22.6% Bloomberg U.S. Aggregate Bond Index; 5.6% Bloomberg Global Aggregate ex‑USD Index (Hedged); 2.5% ICE BofA BB‑B U.S. Cash Pay High Yield Constrained Index; 2.4% Bloomberg U.S. 1-3 Year Government/Credit Bond Index; and 2.4% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1‑10 Year Index.

Top contributors to absolute performance

•
Underlying equity and fixed income funds advanced for the period. U.S. and international equity funds recorded double-digit gains and contributed most.

Top detractors from absolute performance

•
Management fees and other expenses incurred by the Fund.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1-Year	5-Year	10-Year

Class R6 Shares at NAV	21.36%	7.96%	10.23%

Russell 3000® Index	29.45%	12.92%	15.12%

Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%

Lifecycle Index 2035 Fund Composite Index	21.49%	8.03%	10.32%

S&P Target Date 2035 Index	21.69%	8.14%	9.92%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 10,791,558,776
Holdings Count | Holding	9
Advisory Fees Paid, Amount	$ 15,713,135
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2026)

Fund net assets	$10,791,558,776

Total number of portfolio holdings	9

Portfolio turnover (%)	22%

Total management fees paid for the year	$15,713,135

Holdings [Text Block]

(1)	Affiliated investment companies (Underlying Funds), except for repurchase agreements, where applicable.

Material Fund Change [Text Block]
How has the Fund changed?
Portfolio manager update: Effective October 1, 2025, Jeff Sun, CFA was added as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000079541 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle Index 2035 Fund
Class Name	Retirement Class Shares
Trading Symbol	TLYRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Lifecycle Index 2035 Fund for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/ mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257-8787
Additional Information Website	https://www.nuveen.com/en-us/ mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$39	0.35%
*
The Fund’s ratios exclude the expenses of Underlying Funds that are exchange-traded funds, include the expenses of all other Underlying Funds, and exclude the income of all Underlying Funds. Annualized for a period less than one year.

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.35%	[72]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Lifecycle Index 2035 Fund returned 21.04% for Retirement Class Shares at net asset value (NAV) for the 12 months ended May 31, 2026. The Fund underperformed the Lifecycle Index 2035 Fund Composite Index, which returned 21.49%.
The Fund’s Composite Index consisted of: 41.9% Russell 3000® Index; 22.6% MSCI EAFE + Emerging Markets Index; 22.6% Bloomberg U.S. Aggregate Bond Index; 5.6% Bloomberg Global Aggregate ex‑USD Index (Hedged); 2.5% ICE BofA BB‑B U.S. Cash Pay High Yield Constrained Index; 2.4% Bloomberg U.S. 1-3 Year Government/Credit Bond Index; and 2.4% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1‑10 Year Index.

Top contributors to absolute performance

•
Underlying equity and fixed income funds advanced for the period. U.S. and international equity funds recorded double-digit gains and contributed most.

Top detractors from absolute performance

•
Management fees and other expenses incurred by the Fund.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1-Year	5-Year	10-Year

Retirement Class Shares at NAV	21.04%	7.68%	9.95%

Russell 3000® Index	29.45%	12.92%	15.12%

Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%

Lifecycle Index 2035 Fund Composite Index	21.49%	8.03%	10.32%

S&P Target Date 2035 Index	21.69%	8.14%	9.92%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 10,791,558,776
Holdings Count | Holding	9
Advisory Fees Paid, Amount	$ 15,713,135
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2026)

Fund net assets	$10,791,558,776

Total number of portfolio holdings	9

Portfolio turnover (%)	22%

Total management fees paid for the year	$15,713,135

Holdings [Text Block]

(1)	Affiliated investment companies (Underlying Funds), except for repurchase agreements, where applicable.

Material Fund Change [Text Block]
How has the Fund changed?
Portfolio manager update: Effective October 1, 2025, Jeff Sun, CFA was added as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000079544 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle Index 2040 Fund
Class Name	Retirement Class Shares
Trading Symbol	TLZRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Lifecycle Index 2040 Fund for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$39	0.35%
*
The Fund’s ratios exclude the expenses of Underlying Funds that are exchange-traded funds, include the expenses of all other Underlying Funds, and exclude the income of all Underlying Funds. Annualized for a period less than one year.

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.35%	[73]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Lifecycle Index 2040 Fund returned 24.09% for Retirement Class Shares at net asset value (NAV) for the 12 months ended May 31, 2026. The Fund underperformed the Lifecycle Index 2040 Fund Composite Index, which returned 24.57%.
The Fund’s Composite Index consisted of: 49.3% Russell 3000® Index; 26.5% MSCI EAFE + Emerging Markets Index; 17.4% Bloomberg U.S. Aggregate Bond Index; 4.3% Bloomberg Global Aggregate ex‑USD Index (Hedged); 1.7% ICE BofA BB‑B U.S. Cash Pay High Yield Constrained Index; 0.4% Bloomberg U.S. 1–3 Year Government/Credit Bond Index; and 0.4% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1‑10 Year Index.

Top contributors to absolute performance

•
Underlying equity and fixed income funds advanced for the period. U.S. and international equity funds recorded double-digit gains and contributed most.

Top detractors from absolute performance

•
Management fees and other expenses incurred by the Fund.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1-Year	5-Year	10-Year

Retirement Class Shares at NAV	24.09%	8.92%	11.05%

Russell 3000® Index	29.45%	12.92%	15.12%

Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%

Lifecycle Index 2040 Fund Composite Index	24.57%	9.28%	11.42%

S&P Target Date 2040 Index	24.41%	9.16%	10.78%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 11,659,324,952
Holdings Count | Holding	9
Advisory Fees Paid, Amount	$ 16,171,241
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2026)

Fund net assets	$11,659,324,952

Total number of portfolio holdings	9

Portfolio turnover (%)	20%

Total management fees paid for the year	$16,171,241

Holdings [Text Block]

(1)	Affiliated investment companies (Underlying Funds), except for repurchase agreements, where applicable.

Material Fund Change [Text Block]
How has the Fund changed?
Portfolio manager update: Effective October 1, 2025, Jeff Sun, CFA was added as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000079542 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle Index 2040 Fund
Class Name	Class R6 Shares
Trading Symbol	TLZIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R6 Shares of the Nuveen Lifecycle Index 2040 Fund for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$11	0.10%
*
The Fund’s ratios exclude the expenses of Underlying Funds that are exchange-traded funds, include the expenses of all other Underlying Funds, and exclude the income of all Underlying Funds. Annualized for a period less than one year.

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.10%	[74]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Lifecycle Index 2040 Fund returned 24.41% for Class R6 Shares at net asset value (NAV) for the 12 months ended May 31, 2026. The Fund performed in line with the Lifecycle Index 2040 Fund Composite Index, which returned 24.57%.
The Fund’s Composite Index consisted of: 49.3% Russell 3000® Index; 26.5% MSCI EAFE + Emerging Markets Index; 17.4% Bloomberg U.S. Aggregate Bond Index; 4.3% Bloomberg Global Aggregate ex‑USD Index (Hedged); 1.7% ICE BofA BB‑B U.S. Cash Pay High Yield Constrained Index; 0.4% Bloomberg U.S. 1–3 Year Government/Credit Bond Index; and 0.4% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1‑10 Year Index.

Top contributors to absolute performance

•
Underlying equity and fixed income funds advanced for the period. U.S. and international equity funds recorded double-digit gains and contributed most.

Top detractors from absolute performance

•
Management fees and other expenses incurred by the Fund.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1-Year	5-Year	10-Year

Class R6 Shares at NAV	24.41%	9.19%	11.33%

Russell 3000® Index	29.45%	12.92%	15.12%

Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%

Lifecycle Index 2040 Fund Composite Index	24.57%	9.28%	11.42%

S&P Target Date 2040 Index	24.41%	9.16%	10.78%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 11,659,324,952
Holdings Count | Holding	9
Advisory Fees Paid, Amount	$ 16,171,241
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2026)

Fund net assets	$11,659,324,952

Total number of portfolio holdings	9

Portfolio turnover (%)	20%

Total management fees paid for the year	$16,171,241

Holdings [Text Block]

(1)	Affiliated investment companies (Underlying Funds), except for repurchase agreements, where applicable.

Material Fund Change [Text Block]
How has the Fund changed?
Portfolio manager update: Effective October 1, 2025, Jeff Sun, CFA was added as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000079543 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle Index 2040 Fund
Class Name	Premier Class Shares
Trading Symbol	TLPRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Premier Class Shares of the Nuveen Lifecycle Index 2040 Fund for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/ mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257-8787
Additional Information Website	https://www.nuveen.com/en-us/ mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$28	0.25%
*
The Fund’s ratios exclude the expenses of Underlying Funds that are exchange-traded funds, include the expenses of all other Underlying Funds, and exclude the income of all Underlying Funds. Annualized for a period less than one year.

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.25%	[75]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Lifecycle Index 2040 Fund returned 24.23% for Premier Class Shares at net asset value (NAV) for the 12 months ended May 31, 2026. The Fund underperformed the Lifecycle Index 2040 Fund Composite Index, which returned 24.57%.
The Fund’s Composite Index consisted of: 49.3% Russell 3000® Index; 26.5% MSCI EAFE + Emerging Markets Index; 17.4% Bloomberg U.S. Aggregate Bond Index; 4.3% Bloomberg Global Aggregate ex‑USD Index (Hedged); 1.7% ICE BofA BB‑B U.S. Cash Pay High Yield Constrained Index; 0.4% Bloomberg U.S. 1-3 Year Government/Credit Bond Index; and 0.4% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1‑10 Year Index.

Top contributors to absolute performance

•
Underlying equity and fixed income funds advanced for the period. U.S. and international equity funds recorded double-digit gains and contributed most.

Top detractors from absolute performance

•
Management fees and other expenses incurred by the Fund.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1-Year	5-Year	10-Year

Premier Class Shares at NAV	24.23%	9.02%	11.16%

Russell 3000® Index	29.45%	12.92%	15.12%

Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%

Lifecycle Index 2040 Fund Composite Index	24.57%	9.28%	11.42%

S&P Target Date 2040 Index	24.41%	9.16%	10.78%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 11,659,324,952
Holdings Count | Holding	9
Advisory Fees Paid, Amount	$ 16,171,241
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2026)

Fund net assets	$11,659,324,952

Total number of portfolio holdings	9

Portfolio turnover (%)	20%

Total management fees paid for the year	$16,171,241

Holdings [Text Block]

(1)	Affiliated investment companies (Underlying Funds), except for repurchase agreements, where applicable.

Material Fund Change [Text Block]
How has the Fund changed?
Portfolio manager update: Effective October 1, 2025, Jeff Sun, CFA was added as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000162585 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle Index 2040 Fund
Class Name	Class I Shares
Trading Symbol	TLZHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class I Shares of the Nuveen Lifecycle Index 2040 Fund for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257-8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$13	0.12%
*
The Fund’s ratios exclude the expenses of Underlying Funds that are exchange-traded funds, include the expenses of all other Underlying Funds, and exclude the income of all Underlying Funds. Annualized for a period less than one year.

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.12%	[76]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Lifecycle Index 2040 Fund returned 24.35% for Class I Shares at net asset value (NAV) for the 12 months ended May 31, 2026. The Fund performed in line with the Lifecycle Index 2040 Fund Composite Index, which returned 24.57%.
The Fund’s Composite Index consisted of: 49.3% Russell 3000® Index; 26.5% MSCI EAFE + Emerging Markets Index; 17.4% Bloomberg U.S. Aggregate Bond Index; 4.3% Bloomberg Global Aggregate ex‑USD Index (Hedged); 1.7% ICE BofA BB‑B U.S. Cash Pay High Yield Constrained Index; 0.4% Bloomberg U.S. 1-3 Year Government/Credit Bond Index; and 0.4% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1‑10 Year Index.

Top contributors to absolute performance

•
Underlying equity and fixed income funds advanced for the period. U.S. and international equity funds recorded double-digit gains and contributed most.

Top detractors from absolute performance

•
Management fees and other expenses incurred by the Fund.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1-Year	5-Year	10-Year

Class I Shares at NAV	24.35%	9.12%	11.25%

Russell 3000® Index	29.45%	12.92%	15.12%

Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%

Lifecycle Index 2040 Fund Composite Index	24.57%	9.28%	11.42%

S&P Target Date 2040 Index	24.41%	9.16%	10.78%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 11,659,324,952
Holdings Count | Holding	9
Advisory Fees Paid, Amount	$ 16,171,241
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2026)

Fund net assets	$11,659,324,952

Total number of portfolio holdings	9

Portfolio turnover (%)	20%

Total management fees paid for the year	$16,171,241

Holdings [Text Block]

(1)	Affiliated investment companies (Underlying Funds), except for repurchase agreements, where applicable.

Material Fund Change [Text Block]
How has the Fund changed?
Portfolio manager update: Effective October 1, 2025, Jeff Sun, CFA was added as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000162586 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle Index 2045 Fund
Class Name	Class I Shares
Trading Symbol	TLMHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class I Shares of the Nuveen Lifecycle Index 2045 Fund for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$14	0.12%
*
The Fund’s ratios exclude the expenses of Underlying Funds that are exchange-traded funds, include the expenses of all other Underlying Funds, and exclude the income of all Underlying Funds. Annualized for a period less than one year.

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.12%	[77]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Lifecycle Index 2045 Fund returned 26.57% for Class I Shares at net asset value (NAV) for the 12 months ended May 31, 2026. The Fund performed in line with the Lifecycle Index 2045 Fund Composite Index, which returned 26.78%.
The Fund’s Composite Index consisted of: 55.0% Russell 3000® Index; 29.6% MSCI EAFE + Emerging Markets Index; 11.6% Bloomberg U.S. Aggregate Bond Index; 2.9% Bloomberg Global Aggregate ex‑USD Index (Hedged); and 0.9% ICE BofA BB‑B U.S. Cash Pay High Yield Constrained.

Top contributors to absolute performance

•
Underlying equity and fixed income funds advanced for the period. U.S. and international equity funds recorded double-digit gains and contributed most.

Top detractors from absolute performance

•
Management fees and other expenses incurred by the Fund.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1-Year	5-Year	10-Year

Class I Shares at NAV	26.57%	9.92%	11.99%

Russell 3000® Index	29.45%	12.92%	15.12%

Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%

Lifecycle Index 2045 Fund Composite Index	26.78%	10.08%	12.16%

S&P Target Date 2045 Index	26.31%	9.86%	11.35%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 10,315,533,037
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 14,112,459
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2026)

Fund net assets	$10,315,533,037

Total number of portfolio holdings	7

Portfolio turnover (%)	21%

Total management fees paid for the year	$14,112,459

Holdings [Text Block]

(1)	Affiliated investment companies (Underlying Funds), except for repurchase agreements, where applicable.

Material Fund Change [Text Block]
How has the Fund changed?
Portfolio manager update: Effective October 1, 2025, Jeff Sun, CFA was added as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000079546 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle Index 2045 Fund
Class Name	Premier Class Shares
Trading Symbol	TLMPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Premier Class Shares of the Nuveen Lifecycle Index 2045 Fund for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$28	0.25%
*
The Fund’s ratios exclude the expenses of Underlying Funds that are exchange-traded funds, include the expenses of all other Underlying Funds, and exclude the income of all Underlying Funds. Annualized for a period less than one year.

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.25%	[78]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Lifecycle Index 2045 Fund returned 26.42% for Premier Class Shares at net asset value (NAV) for the 12 months ended May 31, 2026. The Fund underperformed the Lifecycle Index 2045 Fund Composite Index, which returned 26.78%.
The Fund’s Composite Index consisted of: 55.0% Russell 3000® Index; 29.6% MSCI EAFE + Emerging Markets Index; 11.6% Bloomberg U.S. Aggregate Bond Index; 2.9% Bloomberg Global Aggregate ex‑USD Index (Hedged); and 0.9% ICE BofA BB‑B U.S. Cash Pay High Yield Constrained.

Top contributors to absolute performance

•
Underlying equity and fixed income funds advanced for the period. U.S. and international equity funds recorded double-digit gains and contributed most.

Top detractors from absolute performance

•
Management fees and other expenses incurred by the Fund.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1-Year	5-Year	10-Year

Premier Class Shares at NAV	26.42%	9.84%	11.91%

Russell 3000® Index	29.45%	12.92%	15.12%

Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%

Lifecycle Index 2045 Fund Composite Index	26.78%	10.08%	12.16%

S&P Target Date 2045 Index	26.31%	9.86%	11.35%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 10,315,533,037
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 14,112,459
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2026)

Fund net assets	$10,315,533,037

Total number of portfolio holdings	7

Portfolio turnover (%)	21%

Total management fees paid for the year	$14,112,459

Holdings [Text Block]

(1)	Affiliated investment companies (Underlying Funds), except for repurchase agreements, where applicable.

Material Fund Change [Text Block]
How has the Fund changed?
Portfolio manager update: Effective October 1, 2025, Jeff Sun, CFA was added as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000079545 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle Index 2045 Fund
Class Name	Class R6 Shares
Trading Symbol	TLXIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R6 Shares of the Nuveen Lifecycle Index 2045 Fund for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$11	0.10%
*
The Fund’s ratios exclude the expenses of Underlying Funds that are exchange-traded funds, include the expenses of all other Underlying Funds, and exclude the income of all Underlying Funds. Annualized for a period less than one year.

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.10%	[79]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Lifecycle Index 2045 Fund returned 26.63% for Class R6 Shares at net asset value (NAV) for the 12 months ended May 31, 2026. The Fund performed in line with the Lifecycle Index 2045 Fund Composite Index, which returned 26.78%.
The Fund’s Composite Index consisted of: 55.0% Russell 3000® Index; 29.6% MSCI EAFE + Emerging Markets Index; 11.6% Bloomberg U.S. Aggregate Bond Index; 2.9% Bloomberg Global Aggregate ex‑USD Index (Hedged); and 0.9% ICE BofA BB‑B U.S. Cash Pay High Yield Constrained.

Top contributors to absolute performance

•
Underlying equity and fixed income funds advanced for the period. U.S. and international equity funds recorded double‑digit gains and contributed most.

Top detractors from absolute performance

•
Management fees and other expenses incurred by the Fund.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1-Year	5-Year	10-Year

Class R6 Shares at NAV	26.63%	10.00%	12.07%

Russell 3000® Index	29.45%	12.92%	15.12%

Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%

Lifecycle Index 2045 Fund Composite Index	26.78%	10.08%	12.16%

S&P Target Date 2045 Index	26.31%	9.86%	11.35%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 10,315,533,037
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 14,112,459
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2026)

Fund net assets	$10,315,533,037

Total number of portfolio holdings	7

Portfolio turnover (%)	21%

Total management fees paid for the year	$14,112,459

Holdings [Text Block]

(1)	Affiliated investment companies (Underlying Funds), except for repurchase agreements, where applicable.

Material Fund Change [Text Block]
How has the Fund changed?
Portfolio manager update: Effective October 1, 2025, Jeff Sun, CFA was added as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000079547 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle Index 2045 Fund
Class Name	Retirement Class Shares
Trading Symbol	TLMRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Lifecycle Index 2045 Fund for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$40	0.35%
*
The Fund’s ratios exclude the expenses of Underlying Funds that are exchange-traded funds, include the expenses of all other Underlying Funds, and exclude the income of all Underlying Funds. Annualized for a period less than one year.

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.35%	[80]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Lifecycle Index 2045 Fund returned 26.30% for Retirement Class Shares at net asset value (NAV) for the 12 months ended May 31, 2026. The Fund underperformed the Lifecycle Index 2045 Fund Composite Index, which returned 26.78%.
The Fund’s Composite Index consisted of: 55.0% Russell 3000® Index; 29.6% MSCI EAFE + Emerging Markets Index; 11.6% Bloomberg U.S. Aggregate Bond Index; 2.9% Bloomberg Global Aggregate ex‑USD Index (Hedged); and 0.9% ICE BofA BB‑B U.S. Cash Pay High Yield Constrained.

Top contributors to absolute performance

•
Underlying equity and fixed income funds advanced for the period. U.S. and international equity funds recorded double-digit gains and contributed most.

Top detractors from absolute performance

•
Management fees and other expenses incurred by the Fund.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1-Year	5-Year	10-Year

Retirement Class Shares at NAV	26.30%	9.72%	11.80%

Russell 3000® Index	29.45%	12.92%	15.12%

Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%

Lifecycle Index 2045 Fund Composite Index	26.78%	10.08%	12.16%

S&P Target Date 2045 Index	26.31%	9.86%	11.35%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 10,315,533,037
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 14,112,459
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2026)

Fund net assets	$10,315,533,037

Total number of portfolio holdings	7

Portfolio turnover (%)	21%

Total management fees paid for the year	$14,112,459

Holdings [Text Block]

(1)	Affiliated investment companies (Underlying Funds), except for repurchase agreements, where applicable.

Material Fund Change [Text Block]
How has the Fund changed?
Portfolio manager update: Effective October 1, 2025, Jeff Sun, CFA was added as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000079550 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle Index 2050 Fund
Class Name	Retirement Class Shares
Trading Symbol	TLLRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Lifecycle Index 2050 Fund for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$40	0.35%
*
The Fund’s ratios exclude the expenses of Underlying Funds that are exchange-traded funds, include the expenses of all other Underlying Funds, and exclude the income of all Underlying Funds. Annualized for a period less than one year.

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.35%	[81]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Lifecycle Index 2050 Fund returned 27.46% for Retirement Class Shares at net asset value (NAV) for the 12 months ended May 31, 2026. The Fund underperformed the Lifecycle Index 2050 Fund Composite Index, which returned 27.93%.
The Fund’s Composite Index consisted of: 58.0% Russell 3000® Index; 31.3% MSCI EAFE + Emerging Markets Index; 8.5% Bloomberg U.S. Aggregate Bond Index; 2.1% Bloomberg Global Aggregate ex‑USD Index (Hedged); and 0.1% ICE BofA BB‑B U.S. Cash Pay High Yield Constrained.

Top contributors to absolute performance

•
Underlying equity and fixed income funds advanced for the period. U.S. and international equity funds recorded double-digit gains and contributed most.

Top detractors from absolute performance

•
Management fees and other expenses incurred by the Fund.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1-Year	5-Year	10-Year

Retirement Class Shares at NAV	27.46%	10.10%	12.08%

Russell 3000® Index	29.45%	12.92%	15.12%

Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%

Lifecycle Index 2050 Fund Composite Index	27.93%	10.45%	12.44%

S&P Target Date 2050 Index	27.16%	10.15%	11.64%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 8,995,794,286
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 12,219,208
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2026)

Fund net assets	$8,995,794,286

Total number of portfolio holdings	7

Portfolio turnover (%)	17%

Total management fees paid for the year	$12,219,208

Holdings [Text Block]

(1)	Affiliated investment companies (Underlying Funds), except for repurchase agreements, where applicable.

Material Fund Change [Text Block]
How has the Fund changed?
Portfolio manager update: Effective October 1, 2025, Jeff Sun, CFA was added as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000079548 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle Index 2050 Fund
Class Name	Class R6 Shares
Trading Symbol	TLLIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R6 Shares of the Nuveen Lifecycle Index 2050 Fund for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$11	0.10%
*
The Fund’s ratios exclude the expenses of Underlying Funds that are exchange-traded funds, include the expenses of all other Underlying Funds, and exclude the income of all Underlying Funds. Annualized for a period less than one year.

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.10%	[82]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Lifecycle Index 2050 Fund returned 27.78% for Class R6 Shares at net asset value (NAV) for the 12 months ended May 31, 2026. The Fund performed in line with the Lifecycle Index 2050 Fund Composite Index, which returned 27.93%.
The Fund’s Composite Index consisted of: 58.0% Russell 3000® Index; 31.3% MSCI EAFE + Emerging Markets Index; 8.5% Bloomberg U.S. Aggregate Bond Index; 2.1% Bloomberg Global Aggregate ex‑USD Index (Hedged); and 0.1% ICE BofA BB‑B U.S. Cash Pay High Yield Constrained.

Top contributors to absolute performance

•
Underlying equity and fixed income funds advanced for the period. U.S. and international equity funds recorded double-digit gains and contributed most.

Top detractors from absolute performance

•
Management fees and other expenses incurred by the Fund.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1-Year	5-Year	10-Year

Class R6 Shares at NAV	27.78%	10.38%	12.36%

Russell 3000® Index	29.45%	12.92%	15.12%

Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%

Lifecycle Index 2050 Fund Composite Index	27.93%	10.45%	12.44%

S&P Target Date 2050 Index	27.16%	10.15%	11.64%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 8,995,794,286
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 12,219,208
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2026)

Fund net assets	$8,995,794,286

Total number of portfolio holdings	7

Portfolio turnover (%)	17%

Total management fees paid for the year	$12,219,208

Holdings [Text Block]

(1)	Affiliated investment companies (Underlying Funds), except for repurchase agreements, where applicable.

Material Fund Change [Text Block]
How has the Fund changed?
Portfolio manager update: Effective October 1, 2025, Jeff Sun, CFA was added as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000079549 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle Index 2050 Fund
Class Name	Premier Class Shares
Trading Symbol	TLLPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Premier Class Shares of the Nuveen Lifecycle Index 2050 Fund for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$28	0.25%
*
The Fund’s ratios exclude the expenses of Underlying Funds that are exchange-traded funds, include the expenses of all other Underlying Funds, and exclude the income of all Underlying Funds. Annualized for a period less than one year.

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.25%	[83]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Lifecycle Index 2050 Fund returned 27.57% for Premier Class Shares at net asset value (NAV) for the 12 months ended May 31, 2026. The Fund underperformed the Lifecycle Index 2050 Fund Composite Index, which returned 27.93%.
The Fund’s Composite Index consisted of: 58.0% Russell 3000® Index; 31.3% MSCI EAFE + Emerging Markets Index; 8.5% Bloomberg U.S. Aggregate Bond Index; 2.1% Bloomberg Global Aggregate ex‑USD Index (Hedged); and 0.1% ICE BofA BB‑B U.S. Cash Pay High Yield Constrained.

Top contributors to absolute performance

•
Underlying equity and fixed income funds advanced for the period. U.S. and international equity funds recorded double-digit gains and contributed most.

Top detractors from absolute performance

•
Management fees and other expenses incurred by the Fund.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1-Year	5-Year	10-Year

Premier Class Shares at NAV	27.57%	10.21%	12.19%

Russell 3000® Index	29.45%	12.92%	15.12%

Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%

Lifecycle Index 2050 Fund Composite Index	27.93%	10.45%	12.44%

S&P Target Date 2050 Index	27.16%	10.15%	11.64%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 8,995,794,286
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 12,219,208
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2026)

Fund net assets	$8,995,794,286

Total number of portfolio holdings	7

Portfolio turnover (%)	17%

Total management fees paid for the year	$12,219,208

Holdings [Text Block]

(1)	Affiliated investment companies (Underlying Funds), except for repurchase agreements, where applicable.

Material Fund Change [Text Block]
How has the Fund changed?
Portfolio manager update: Effective October 1, 2025, Jeff Sun, CFA was added as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000162587 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle Index 2050 Fund
Class Name	Class I Shares
Trading Symbol	TLLHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class I Shares of the Nuveen Lifecycle Index 2050 Fund for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$14	0.12%
*
The Fund’s ratios exclude the expenses of Underlying Funds that are exchange-traded funds, include the expenses of all other Underlying Funds, and exclude the income of all Underlying Funds. Annualized for a period less than one year.

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.12%	[84]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Lifecycle Index 2050 Fund returned 27.72% for Class I Shares at net asset value (NAV) for the 12 months ended May 31, 2026. The Fund performed in line with the Lifecycle Index 2050 Fund Composite Index, which returned 27.93%.
The Fund’s Composite Index consisted of: 58.0% Russell 3000® Index; 31.3% MSCI EAFE + Emerging Markets Index; 8.5% Bloomberg U.S. Aggregate Bond Index; 2.1% Bloomberg Global Aggregate ex‑USD Index (Hedged); and 0.1% ICE BofA BB‑B U.S. Cash Pay High Yield Constrained.

Top contributors to absolute performance

•
Underlying equity and fixed income funds advanced for the period. U.S. and international equity funds recorded double‑digit gains and contributed most.

Top detractors from absolute performance

•
Management fees and other expenses incurred by the Fund.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1-Year	5-Year	10-Year

Class I Shares at NAV	27.72%	10.29%	12.28%

Russell 3000® Index	29.45%	12.92%	15.12%

Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%

Lifecycle Index 2050 Fund Composite Index	27.93%	10.45%	12.44%

S&P Target Date 2050 Index	27.16%	10.15%	11.64%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 8,995,794,286
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 12,219,208
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2026)

Fund net assets	$8,995,794,286

Total number of portfolio holdings	7

Portfolio turnover (%)	17%

Total management fees paid for the year	$12,219,208

Holdings [Text Block]

(1)	Affiliated investment companies (Underlying Funds), except for repurchase agreements, where applicable.

Material Fund Change [Text Block]
How has the Fund changed?
Portfolio manager update: Effective October 1, 2025, Jeff Sun, CFA was added as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000162590 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle Index 2055 Fund
Class Name	Class I Shares
Trading Symbol	TTIHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class I Shares of the Nuveen Lifecycle Index 2055 Fund for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$14	0.12%
*
The Fund’s ratios exclude the expenses of Underlying Funds that are exchange-traded funds, include the expenses of all other Underlying Funds, and exclude the income of all Underlying Funds. Annualized for a period less than one year.

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.12%	[85]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Lifecycle Index 2055 Fund returned 28.12% for Class I Shares at net asset value (NAV) for the 12 months ended May 31, 2026. The Fund performed in line with the Lifecycle Index 2055 Fund Composite Index, which returned 28.33%.
The Fund’s Composite Index consisted of: 59.1% Russell 3000® Index; 31.9% MSCI EAFE + Emerging Markets Index; 7.2% Bloomberg U.S. Aggregate Bond Index; and 1.8% Bloomberg Global Aggregate ex‑USD Index (Hedged).

Top contributors to absolute performance

•
Underlying equity and fixed income funds advanced for the period. U.S. and international equity funds recorded double-digit gains and contributed most.

Top detractors from absolute performance

•
Management fees and other expenses incurred by the Fund.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1-Year	5-Year	10-Year

Class I Shares at NAV	28.12%	10.44%	12.43%

Russell 3000® Index	29.45%	12.92%	15.12%

Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%

Lifecycle Index 2055 Fund Composite Index	28.33%	10.61%	12.59%

S&P Target Date 2055 Index	27.78%	10.31%	11.80%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 5,953,552,576
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 7,870,006
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2026)

Fund net assets	$5,953,552,576

Total number of portfolio holdings	6

Portfolio turnover (%)	20%

Total management fees paid for the year	$7,870,006

Holdings [Text Block]

(1)	Affiliated investment companies (Underlying Funds), except for repurchase agreements, where applicable.

Material Fund Change [Text Block]
How has the Fund changed?
Portfolio manager update: Effective October 1, 2025, Jeff Sun, CFA was added as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000099415 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle Index 2055 Fund
Class Name	Premier Class Shares
Trading Symbol	TTIPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Premier Class Shares of the Nuveen Lifecycle Index 2055 Fund for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$28	0.25%
*
The Fund’s ratios exclude the expenses of Underlying Funds that are exchange-traded funds, include the expenses of all other Underlying Funds, and exclude the income of all Underlying Funds. Annualized for a period less than one year.

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.25%	[86]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Lifecycle Index 2055 Fund returned 27.91% for Premier Class Shares at net asset value (NAV) for the 12 months ended May 31, 2026. The Fund underperformed the Lifecycle Index 2055 Fund Composite Index, which returned 28.33%.
The Fund’s Composite Index consisted of: 59.1% Russell 3000® Index; 31.9% MSCI EAFE + Emerging Markets Index; 7.2% Bloomberg U.S. Aggregate Bond Index; and 1.8% Bloomberg Global Aggregate ex‑USD Index (Hedged).

Top contributors to absolute performance

•
Underlying equity and fixed income funds advanced for the period. U.S. and international equity funds recorded double-digit gains and contributed most.

Top detractors from absolute performance

•
Management fees and other expenses incurred by the Fund.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1-Year	5-Year	10-Year

Premier Class Shares at NAV	27.91%	10.36%	12.33%

Russell 3000® Index	29.45%	12.92%	15.12%

Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%

Lifecycle Index 2055 Fund Composite Index	28.33%	10.61%	12.59%

S&P Target Date 2055 Index	27.78%	10.31%	11.80%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 5,953,552,576
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 7,870,006
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2026)

Fund net assets	$5,953,552,576

Total number of portfolio holdings	6

Portfolio turnover (%)	20%

Total management fees paid for the year	$7,870,006

Holdings [Text Block]

(1)	Affiliated investment companies (Underlying Funds), except for repurchase agreements, where applicable.

Material Fund Change [Text Block]
How has the Fund changed?
Portfolio manager update: Effective October 1, 2025, Jeff Sun, CFA was added as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000099414 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle Index 2055 Fund
Class Name	Class R6 Shares
Trading Symbol	TTIIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R6 Shares of the Nuveen Lifecycle Index 2055 Fund for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$11	0.10%
*
The Fund’s ratios exclude the expenses of Underlying Funds that are exchange-traded funds, include the expenses of all other Underlying Funds, and exclude the income of all Underlying Funds. Annualized for a period less than one year.

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.10%	[87]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Lifecycle Index 2055 Fund returned 28.13% for Class R6 Shares at net asset value (NAV) for the 12 months ended May 31, 2026. The Fund performed in line with the Lifecycle Index 2055 Fund Composite Index, which returned 28.33%.
The Fund’s Composite Index consisted of: 59.1% Russell 3000® Index; 31.9% MSCI EAFE + Emerging Markets Index; 7.2% Bloomberg U.S. Aggregate Bond Index; and 1.8% Bloomberg Global Aggregate ex‑USD Index (Hedged).

Top contributors to absolute performance

•
Underlying equity and fixed income funds advanced for the period. U.S. and international equity funds recorded double-digit gains and contributed most.

Top detractors from absolute performance

•
Management fees and other expenses incurred by the Fund.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1-Year	5-Year	10-Year

Class R6 Shares at NAV	28.13%	10.51%	12.50%

Russell 3000® Index	29.45%	12.92%	15.12%

Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%

Lifecycle Index 2055 Fund Composite Index	28.33%	10.61%	12.59%

S&P Target Date 2055 Index	27.78%	10.31%	11.80%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 5,953,552,576
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 7,870,006
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2026)

Fund net assets	$5,953,552,576

Total number of portfolio holdings	6

Portfolio turnover (%)	20%

Total management fees paid for the year	$7,870,006

Holdings [Text Block]

(1)	Affiliated investment companies (Underlying Funds), except for repurchase agreements, where applicable.

Material Fund Change [Text Block]
How has the Fund changed?
Portfolio manager update: Effective October 1, 2025, Jeff Sun, CFA was added as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000099413 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle Index 2055 Fund
Class Name	Retirement Class Shares
Trading Symbol	TTIRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Lifecycle Index 2055 Fund for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$40	0.35%
*
The Fund’s ratios exclude the expenses of Underlying Funds that are exchange-traded funds, include the expenses of all other Underlying Funds, and exclude the income of all Underlying Funds. Annualized for a period less than one year.

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.35%	[88]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Lifecycle Index 2055 Fund returned 27.83% for Retirement Class Shares at net asset value (NAV) for the 12 months ended May 31, 2026. The Fund underperformed the Lifecycle Index 2055 Fund Composite Index, which returned 28.33%.
The Fund’s Composite Index consisted of: 59.1% Russell 3000® Index; 31.9% MSCI EAFE + Emerging Markets Index; 7.2% Bloomberg U.S. Aggregate Bond Index; and 1.8% Bloomberg Global Aggregate ex‑USD Index (Hedged).

Top contributors to absolute performance

•
Underlying equity and fixed income funds advanced for the period. U.S. and international equity funds recorded double-digit gains and contributed most.

Top detractors from absolute performance

•
Management fees and other expenses incurred by the Fund.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1-Year	5-Year	10-Year

Retirement Class Shares at NAV	27.83%	10.24%	12.22%

Russell 3000® Index	29.45%	12.92%	15.12%

Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%

Lifecycle Index 2055 Fund Composite Index	28.33%	10.61%	12.59%

S&P Target Date 2055 Index	27.78%	10.31%	11.80%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 5,953,552,576
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 7,870,006
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2026)

Fund net assets	$5,953,552,576

Total number of portfolio holdings	6

Portfolio turnover (%)	20%

Total management fees paid for the year	$7,870,006

Holdings [Text Block]

(1)	Affiliated investment companies (Underlying Funds), except for repurchase agreements, where applicable.

Material Fund Change [Text Block]
How has the Fund changed?
Portfolio manager update: Effective October 1, 2025, Jeff Sun, CFA was added as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000099416 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle 2055 Fund
Class Name	Retirement Class Shares
Trading Symbol	TTRLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Lifecycle 2055 Fund for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257-8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$53	0.47%
*
The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Growth Opportunities ETF, International Value, Small Cap Select and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.47%	[89]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Lifecycle 2055 Fund returned 24.32% for Retirement Class Shares at net asset value (NAV) for the 12 months ended May 31, 2026. The Fund underperformed the Lifecycle 2055 Fund Composite Index, which returned 28.26%.

The Fund’s Composite Index consisted of: 59.1% Russell 3000® Index; 31.9% MSCI All Country World Index ex USA Investable Market Index; 7.2% Bloomberg U.S. Aggregate Bond Index; and 1.8% Bloomberg Global Aggregate ex-USD Index (Hedged).

Top contributors to relative performance

•
Holding the Nuveen Quant International Small Cap Equity Fund.

•
An allocation to the Nuveen International Equity Fund.

•
A position in the Nuveen Growth Opportunities ETF.

Top detractors from relative performance

•
A position in the Nuveen Dividend Growth Fund.

•
Holding the Nuveen International Opportunities Fund.

•
An allocation to the Nuveen Dividend Value Fund.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1-Year	5-Year	10-Year

Retirement Class Shares at NAV	24.32%	8.75%	11.39%

Russell 3000® Index	29.45%	12.92%	15.12%

Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%

Lifecycle 2055 Fund Composite Index	28.26%	10.59%	12.61%

S&P Target Date 2055 Index	27.78%	10.31%	11.80%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 2,249,927,093
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 8,429,471
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2026)

Fund net assets	$2,249,927,093

Total number of portfolio holdings	21

Portfolio turnover (%)	23%

Total management fees paid for the year	$8,429,471

Holdings [Text Block]

(1)	Affiliated investment companies (Underlying Funds), except for repurchase agreements, where applicable.

Material Fund Change [Text Block]
How has the Fund changed?
Portfolio manager update: Effective October 1, 2025, Jeff Sun, CFA was added as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000099417 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle 2055 Fund
Class Name	Class R6 Shares
Trading Symbol	TTRIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R6 Shares of the Nuveen Lifecycle 2055 Fund for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257-8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$25	0.22%
*
The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Growth Opportunities ETF, International Value, Small Cap Select and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.22%	[90]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Lifecycle 2055 Fund returned 24.67% for Class R6 Shares at net asset value (NAV) for the 12 months ended May 31, 2026. The Fund underperformed the Lifecycle 2055 Fund Composite Index, which returned 28.26%.

The Fund’s Composite Index consisted of: 59.1% Russell 3000® Index; 31.9% MSCI All Country World Index ex USA Investable Market Index; 7.2% Bloomberg U.S. Aggregate Bond Index; and 1.8% Bloomberg Global Aggregate ex-USD Index (Hedged).

Top contributors to relative performance

•
Holding the Nuveen Quant International Small Cap Equity Fund.

•
An allocation to the Nuveen International Equity Fund.

•
A position in the Nuveen Growth Opportunities ETF.

Top detractors from relative performance

•
A position in the Nuveen Dividend Growth Fund.

•
Holding the Nuveen International Opportunities Fund.

•
An allocation to the Nuveen Dividend Value Fund.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1-Year	5-Year	10-Year

Class R6 Shares at NAV	24.67%	9.02%	11.67%

Russell 3000® Index	29.45%	12.92%	15.12%

Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%

Lifecycle 2055 Fund Composite Index	28.26%	10.59%	12.61%

S&P Target Date 2055 Index	27.78%	10.31%	11.80%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 2,249,927,093
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 8,429,471
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2026)

Fund net assets	$2,249,927,093

Total number of portfolio holdings	21

Portfolio turnover (%)	23%

Total management fees paid for the year	$8,429,471

Holdings [Text Block]

(1)	Affiliated investment companies (Underlying Funds), except for repurchase agreements, where applicable.

Material Fund Change [Text Block]
How has the Fund changed?
Portfolio manager update: Effective October 1, 2025, Jeff Sun, CFA was added as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000099418 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle 2055 Fund
Class Name	Premier Class Shares
Trading Symbol	TTRPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Premier Class Shares of the Nuveen Lifecycle 2055 Fund for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257-8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$42	0.37%
*
The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Growth Opportunities ETF, International Value, Small Cap Select and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.37%	[91]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Lifecycle 2055 Fund returned 24.41% for Premier Class Shares at net asset value (NAV) for the 12 months ended May 31, 2026. The Fund underperformed the Lifecycle 2055 Fund Composite Index, which returned 28.26%.

The Fund’s Composite Index consisted of: 59.1% Russell 3000® Index; 31.9% MSCI All Country World Index ex USA Investable Market Index; 7.2% Bloomberg U.S. Aggregate Bond Index; and 1.8% Bloomberg Global Aggregate ex-USD Index (Hedged).

Top contributors to relative performance

•
Holding the Nuveen Quant International Small Cap Equity Fund.

•
An allocation to the Nuveen International Equity Fund.

•
A position in the Nuveen Growth Opportunities ETF.

Top detractors from relative performance

•
A position in the Nuveen Dividend Growth Fund.

•
Holding the Nuveen International Opportunities Fund.

•
An allocation to the Nuveen Dividend Value Fund.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1-Year	5-Year	10-Year

Premier Class Shares at NAV	24.41%	8.86%	11.50%

Russell 3000® Index	29.45%	12.92%	15.12%

Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%

Lifecycle 2055 Fund Composite Index	28.26%	10.59%	12.61%

S&P Target Date 2055 Index	27.78%	10.31%	11.80%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month-end performance, go to https://www.nuveen.com/en-us/mutual-funds/ prospectuses or call (800) 257‑8787.
Net Assets	$ 2,249,927,093
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 8,429,471
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2026)

Fund net assets	$2,249,927,093

Total number of portfolio holdings	21

Portfolio turnover (%)	23%

Total management fees paid for the year	$8,429,471

Holdings [Text Block]

(1)	Affiliated investment companies (Underlying Funds), except for repurchase agreements, where applicable.

Material Fund Change [Text Block]
How has the Fund changed?
Portfolio manager update: Effective October 1, 2025, Jeff Sun, CFA was added as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000162591 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle 2055 Fund
Class Name	Class I Shares
Trading Symbol	TTRHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class I Shares of the Nuveen Lifecycle 2055 Fund for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257-8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$28	0.25%
*
The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Growth Opportunities ETF, International Value, Small Cap Select and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.25%	[92]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Lifecycle 2055 Fund returned 24.62% for Class I Shares at net asset value (NAV) for the 12 months ended May 31, 2026. The Fund underperformed the Lifecycle 2055 Fund Composite Index, which returned 28.26%.

The Fund’s Composite Index consisted of: 59.1% Russell 3000® Index; 31.9% MSCI All Country World Index ex USA Investable Market Index; 7.2% Bloomberg U.S. Aggregate Bond Index; and 1.8% Bloomberg Global Aggregate ex-USD Index (Hedged).

Top contributors to relative performance

•
Holding the Nuveen Quant International Small Cap Equity Fund.

•
An allocation to the Nuveen International Equity Fund.

•
A position in the Nuveen Growth Opportunities ETF.

Top detractors from relative performance

•
A position in the Nuveen Dividend Growth Fund.

•
Holding the Nuveen International Opportunities Fund.

•
An allocation to the Nuveen Dividend Value Fund.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1-Year	5-Year	10-Year

Class I Shares at NAV	24.62%	8.98%	11.63%

Russell 3000® Index	29.45%	12.92%	15.12%

Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%

Lifecycle 2055 Fund Composite Index	28.26%	10.59%	12.61%

S&P Target Date 2055 Index	27.78%	10.31%	11.80%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 2,249,927,093
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 8,429,471
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2026)

Fund net assets	$2,249,927,093

Total number of portfolio holdings	21

Portfolio turnover (%)	23%

Total management fees paid for the year	$8,429,471

Holdings [Text Block]

(1)	Affiliated investment companies (Underlying Funds), except for repurchase agreements, where applicable.

Material Fund Change [Text Block]
How has the Fund changed?
Portfolio manager update: Effective October 1, 2025, Jeff Sun, CFA was added as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000107519 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifestyle Aggressive Growth Fund
Class Name	Class A Shares
Trading Symbol	TSALX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class A Shares of the Nuveen Lifestyle Aggressive Growth Fund for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$47	0.42%
*	The Fund’s ratios do not include the expenses or income of the Underlying Funds. Annualized for period less than one year.

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.42%	[93]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Lifestyle Aggressive Growth Fund returned 26.07% for Class A Shares at net asset value (NAV) for the 12 months ended May 31, 2026. The Fund significantly underperformed the Lifestyle Aggressive Growth Fund Composite Index, which returned 30.66%.

The Fund’s Composite Index consisted of: 65.0% Russell 3000® Index; and 35.0% MSCI All Country World Index ex USA Investable Market Index.

Top contributors to relative performance

•
Holding the Nuveen Quant International Small Cap Equity Fund.

•
An allocation to the Nuveen International Equity Fund.

•
A position in the Nuveen Growth Opportunities ETF.

Top detractors from relative performance

•
A position in the Nuveen Dividend Growth Fund.

•
Holding the Nuveen International Opportunities Fund.

•
An allocation to the Nuveen Dividend Value Fund.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class A Shares at NAV (excluding maximum sales charge)	26.07%	9.16%	11.93%

Class A Shares at maximum sales charge (Offering Price)	18.82%	7.88%	11.27%

Russell 3000® Index	29.45%	12.92%	15.12%

Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%

Lifestyle Aggressive Growth Fund Composite Index	30.66%	11.55%	13.50%

Morningstar Aggressive Target Risk Index	26.15%	9.59%	11.75%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 291,807,353
Holdings Count | Holding	15
Advisory Fees Paid, Amount	$ 270,521
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2026)

Fund net assets	$291,807,353

Total number of portfolio holdings	15

Portfolio turnover (%)	23%

Total management fees paid for the year	$270,521

Holdings [Text Block]

(1)	Affiliated investment companies (Underlying Funds), except for repurchase agreements, where applicable.

Material Fund Change [Text Block]
How has the Fund changed?
Portfolio manager update: Effective October 1, 2025, Jeff Sun, CFA was added as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000162593 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifestyle Aggressive Growth Fund
Class Name	Class I Shares
Trading Symbol	TSAHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class I Shares of the Nuveen Lifestyle Aggressive Growth Fund for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$14	0.12%
*	The Fund’s ratios do not include the expenses or income of the Underlying Funds. Annualized for period less than one year.

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.12%	[94]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Lifestyle Aggressive Growth Fund returned 26.50% for Class I Shares at net asset value (NAV) for the 12 months ended May 31, 2026. The Fund significantly underperformed the Lifestyle Aggressive Growth Fund Composite Index, which returned 30.66%.

The Fund’s Composite Index consisted of: 65.0% Russell 3000® Index; and 35.0% MSCI All Country World Index ex USA Investable Market Index.

Top contributors to relative performance

•
Holding the Nuveen Quant International Small Cap Equity Fund.

•
An allocation to the Nuveen International Equity Fund.

•
A position in the Nuveen Growth Opportunities ETF.

Top detractors from relative performance

•
A position in the Nuveen Dividend Growth Fund.

•
Holding the Nuveen International Opportunities Fund.

•
An allocation to the Nuveen Dividend Value Fund.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class I Shares at NAV	26.50%	9.41%	12.20%

Russell 3000® Index	29.45%	12.92%	15.12%

Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%

Lifestyle Aggressive Growth Fund Composite Index	30.66%	11.55%	13.50%

Morningstar Aggressive Target Risk Index	26.15%	9.59%	11.75%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 291,807,353
Holdings Count | Holding	15
Advisory Fees Paid, Amount	$ 270,521
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2026)

Fund net assets	$291,807,353

Total number of portfolio holdings	15

Portfolio turnover (%)	23%

Total management fees paid for the year	$270,521

Holdings [Text Block]

(1)	Affiliated investment companies (Underlying Funds), except for repurchase agreements, where applicable.

Material Fund Change [Text Block]
How has the Fund changed?
Portfolio manager update: Effective October 1, 2025, Jeff Sun, CFA was added as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000107518 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifestyle Aggressive Growth Fund
Class Name	Premier Class Shares
Trading Symbol	TSAPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Premier Class Shares of the Nuveen Lifestyle Aggressive Growth Fund for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$28	0.25%
*	The Fund’s ratios do not include the expenses or income of the Underlying Funds. Annualized for period less than one year.

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.25%	[95]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Lifestyle Aggressive Growth Fund returned 26.30% for Premier Class Shares at net asset value (NAV) for the 12 months ended May 31, 2026. The Fund significantly underperformed the Lifestyle Aggressive Growth Fund Composite Index, which returned 30.66%.

The Fund’s Composite Index consisted of: 65.0% Russell 3000® Index; and 35.0% MSCI All Country World Index ex USA Investable Market Index.

Top contributors to relative performance

•
Holding the Nuveen Quant International Small Cap Equity Fund.

•
An allocation to the Nuveen International Equity Fund.

•
A position in the Nuveen Growth Opportunities ETF.

Top detractors from relative performance

•
A position in the Nuveen Dividend Growth Fund.

•
Holding the Nuveen International Opportunities Fund.

•
An allocation to the Nuveen Dividend Value Fund.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Premier Class Shares at NAV	26.30%	9.33%	12.10%

Russell 3000® Index	29.45%	12.92%	15.12%

Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%

Lifestyle Aggressive Growth Fund Composite Index	30.66%	11.55%	13.50%

Morningstar Aggressive Target Risk Index	26.15%	9.59%	11.75%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 291,807,353
Holdings Count | Holding	15
Advisory Fees Paid, Amount	$ 270,521
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2026)

Fund net assets	$291,807,353

Total number of portfolio holdings	15

Portfolio turnover (%)	23%

Total management fees paid for the year	$270,521

Holdings [Text Block]

(1)	Affiliated investment companies (Underlying Funds), except for repurchase agreements, where applicable.

Material Fund Change [Text Block]
How has the Fund changed?
Portfolio manager update: Effective October 1, 2025, Jeff Sun, CFA was added as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000107517 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifestyle Aggressive Growth Fund
Class Name	Class R6 Shares
Trading Symbol	TSAIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R6 Shares of the Nuveen Lifestyle Aggressive Growth Fund for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$11	0.10%
*	The Fund’s ratios do not include the expenses or income of the Underlying Funds. Annualized for period less than one year.

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.10%	[96]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Lifestyle Aggressive Growth Fund returned 26.47% for Class R6 Shares at net asset value (NAV) for the 12 months ended May 31, 2026. The Fund significantly underperformed the Lifestyle Aggressive Growth Fund Composite Index, which returned 30.66%.

The Fund’s Composite Index consisted of: 65.0% Russell 3000® Index; and 35.0% MSCI All Country World Index ex USA Investable Market Index.

Top contributors to relative performance

•
Holding the Nuveen Quant International Small Cap Equity Fund.

•
An allocation to the Nuveen International Equity Fund.

•
A position in the Nuveen Growth Opportunities ETF.

Top detractors from relative performance

•
A position in the Nuveen Dividend Growth Fund.

•
Holding the Nuveen International Opportunities Fund.

•
An allocation to the Nuveen Dividend Value Fund.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class R6 Shares at NAV	26.47%	9.49%	12.27%

Russell 3000® Index	29.45%	12.92%	15.12%

Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%

Lifestyle Aggressive Growth Fund Composite Index	30.66%	11.55%	13.50%

Morningstar Aggressive Target Risk Index	26.15%	9.59%	11.75%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 291,807,353
Holdings Count | Holding	15
Advisory Fees Paid, Amount	$ 270,521
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2026)

Fund net assets	$291,807,353

Total number of portfolio holdings	15

Portfolio turnover (%)	23%

Total management fees paid for the year	$270,521

Holdings [Text Block]

(1)	Affiliated investment companies (Underlying Funds), except for repurchase agreements, where applicable.

Material Fund Change [Text Block]
How has the Fund changed?
Portfolio manager update: Effective October 1, 2025, Jeff Sun, CFA was added as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000107520 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifestyle Aggressive Growth Fund
Class Name	Retirement Class Shares
Trading Symbol	TSARX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Lifestyle Aggressive Growth Fund for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$40	0.35%
*	The Fund’s ratios do not include the expenses or income of the Underlying Funds. Annualized for period less than one year.

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.35%	[97]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Lifestyle Aggressive Growth Fund returned 26.17% for Retirement Class Shares at net asset value (NAV) for the 12 months ended May 31, 2026. The Fund significantly underperformed the Lifestyle Aggressive Growth Fund Composite Index, which returned 30.66%.

The Fund’s Composite Index consisted of: 65.0% Russell 3000® Index; and 35.0% MSCI All Country World Index ex USA Investable Market Index.

Top contributors to relative performance

•
Holding the Nuveen Quant International Small Cap Equity Fund.

•
An allocation to the Nuveen International Equity Fund.

•
A position in the Nuveen Growth Opportunities ETF.

Top detractors from relative performance

•
A position in the Nuveen Dividend Growth Fund.

•
Holding the Nuveen International Opportunities Fund.

•
An allocation to the Nuveen Dividend Value Fund.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Retirement Class Shares at NAV	26.17%	9.22%	12.00%

Russell 3000® Index	29.45%	12.92%	15.12%

Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%

Lifestyle Aggressive Growth Fund Composite Index	30.66%	11.55%	13.50%

Morningstar Aggressive Target Risk Index	26.15%	9.59%	11.75%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 291,807,353
Holdings Count | Holding	15
Advisory Fees Paid, Amount	$ 270,521
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2026)

Fund net assets	$291,807,353

Total number of portfolio holdings	15

Portfolio turnover (%)	23%

Total management fees paid for the year	$270,521

Holdings [Text Block]

(1)	Affiliated investment companies (Underlying Funds), except for repurchase agreements, where applicable.

Material Fund Change [Text Block]
How has the Fund changed?
Portfolio manager update: Effective October 1, 2025, Jeff Sun, CFA was added as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000107524 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifestyle Conservative Fund
Class Name	Retirement Class Shares
Trading Symbol	TSCTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Lifestyle Conservative Fund for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$37	0.35%
*	The Fund’s ratios do not include the expenses or income of the Underlying Funds. Annualized for period less than one year.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.35%	[98]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Lifestyle Conservative Fund returned 13.23% for Retirement Class Shares at net asset value (NAV) for the 12 months ended May 31, 2026. The Fund underperformed the Lifestyle Conservative Fund Composite Index, which returned 14.62%.

The Fund’s Composite Index consisted of: 40.0% Bloomberg U.S. Aggregate Bond Index; 26.0% Russell 3000® Index; 20.0% Bloomberg U.S. 1‑3 Year Government/Credit Bond Index; and 14.0% MSCI All Country World Index ex USA Investable Market Index.

Top contributors to relative performance

•
Strong overall performance of the underlying funds investing in fixed income, led by the Nuveen Core Plus Bond Fund.

•
An allocation to the Nuveen Short Term Bond Fund.

•
A position in the Nuveen Quant International Small Cap Equity Fund.

Top detractors from relative performance

•
A position in the Nuveen Dividend Growth Fund.

•
Holding the Nuveen International Opportunities Fund.

•
An allocation to the Nuveen Dividend Value Fund.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Retirement Class Shares at NAV	13.23%	4.50%	6.22%

Russell 3000® Index	29.45%	12.92%	15.12%

Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%

Lifestyle Conservative Fund Composite Index	14.62%	5.19%	6.61%

Morningstar Moderately Conservative Target Risk Index	13.62%	4.35%	6.24%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 324,499,063
Holdings Count | Holding	18
Advisory Fees Paid, Amount	$ 321,403
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2026)

Fund net assets	$324,499,063

Total number of portfolio holdings	18

Portfolio turnover (%)	19%

Total management fees paid for the year	$321,403

Holdings [Text Block]

(1)	Affiliated investment companies (Underlying Funds), except for repurchase agreements, where applicable.

Material Fund Change [Text Block]
How has the Fund changed?
Portfolio manager update: Effective October 1, 2025, Jeff Sun, CFA was added as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000107521 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifestyle Conservative Fund
Class Name	Class R6 Shares
Trading Symbol	TCSIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R6 Shares of the Nuveen Lifestyle Conservative Fund for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$11	0.10%
*	The Fund’s ratios do not include the expenses or income of the Underlying Funds. Annualized for period less than one year.

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.10%	[99]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Lifestyle Conservative Fund returned 13.50% for Class R6 Shares at net asset value (NAV) for the 12 months ended May 31, 2026. The Fund underperformed the Lifestyle Conservative Fund Composite Index, which returned 14.62%.

The Fund’s Composite Index consisted of: 40.0% Bloomberg U.S. Aggregate Bond Index; 26.0% Russell 3000® Index; 20.0% Bloomberg U.S. 1‑3 Year Government/Credit Bond Index; and 14.0% MSCI All Country World Index ex USA Investable Market Index.

Top contributors to relative performance

•
Strong overall performance of the underlying funds investing in fixed income, led by the Nuveen Core Plus Bond Fund.

•
An allocation to the Nuveen Short Term Bond Fund.

•
A position in the Nuveen Quant International Small Cap Equity Fund.

Top detractors from relative performance

•
A position in the Nuveen Dividend Growth Fund.

•
Holding the Nuveen International Opportunities Fund.

•
An allocation to the Nuveen Dividend Value Fund.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class R6 Shares at NAV	13.50%	4.74%	6.48%

Russell 3000® Index	29.45%	12.92%	15.12%

Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%

Lifestyle Conservative Fund Composite Index	14.62%	5.19%	6.61%

Morningstar Moderately Conservative Target Risk Index	13.62%	4.35%	6.24%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 324,499,063
Holdings Count | Holding	18
Advisory Fees Paid, Amount	$ 321,403
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2026)

Fund net assets	$324,499,063

Total number of portfolio holdings	18

Portfolio turnover (%)	19%

Total management fees paid for the year	$321,403

Holdings [Text Block]

(1)	Affiliated investment companies (Underlying Funds), except for repurchase agreements, where applicable.

Material Fund Change [Text Block]
How has the Fund changed?
Portfolio manager update: Effective October 1, 2025, Jeff Sun, CFA was added as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000107522 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifestyle Conservative Fund
Class Name	Premier Class Shares
Trading Symbol	TLSPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Premier Class Shares of the Nuveen Lifestyle Conservative Fund for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$27	0.25%
*	The Fund’s ratios do not include the expenses or income of the Underlying Funds. Annualized for period less than one year.

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.25%	[100]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Lifestyle Conservative Fund returned 13.26% for Premier Class Shares at net asset value (NAV) for the 12 months ended May 31, 2026. The Fund underperformed the Lifestyle Conservative Fund Composite Index, which returned 14.62%.

The Fund’s Composite Index consisted of: 40.0% Bloomberg U.S. Aggregate Bond Index; 26.0% Russell 3000® Index; 20.0% Bloomberg U.S. 1‑3 Year Government/Credit Bond Index; and 14.0% MSCI All Country World Index ex USA Investable Market Index.

Top contributors to relative performance

•
Strong overall performance of the underlying funds investing in fixed income, led by the Nuveen Core Plus Bond Fund.

•
An allocation to the Nuveen Short Term Bond Fund.

•
A position in the Nuveen Quant International Small Cap Equity Fund.

Top detractors from relative performance

•
A position in the Nuveen Dividend Growth Fund.

•
Holding the Nuveen International Opportunities Fund.

•
An allocation to the Nuveen Dividend Value Fund.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Premier Class Shares at NAV	13.26%	4.58%	6.31%

Russell 3000® Index	29.45%	12.92%	15.12%

Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%

Lifestyle Conservative Fund Composite Index	14.62%	5.19%	6.61%

Morningstar Moderately Conservative Target Risk Index	13.62%	4.35%	6.24%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 324,499,063
Holdings Count | Holding	18
Advisory Fees Paid, Amount	$ 321,403
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2026)

Fund net assets	$324,499,063

Total number of portfolio holdings	18

Portfolio turnover (%)	19%

Total management fees paid for the year	$321,403

Holdings [Text Block]

(1)	Affiliated investment companies (Underlying Funds), except for repurchase agreements, where applicable.

Material Fund Change [Text Block]
How has the Fund changed?
Portfolio manager update: Effective October 1, 2025, Jeff Sun, CFA was added as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000162594 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifestyle Conservative Fund
Class Name	Class I Shares
Trading Symbol	TLSHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class I Shares of the Nuveen Lifestyle Conservative Fund for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$17	0.16%
*	The Fund’s ratios do not include the expenses or income of the Underlying Funds. Annualized for period less than one year.

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.16%	[101]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Lifestyle Conservative Fund returned 13.50% for Class I Shares at net asset value (NAV) for the 12 months ended May 31, 2026. The Fund underperformed the Lifestyle Conservative Fund Composite Index, which returned 14.62%.

The Fund’s Composite Index consisted of: 40.0% Bloomberg U.S. Aggregate Bond Index; 26.0% Russell 3000® Index; 20.0% Bloomberg U.S. 1‑3 Year Government/Credit Bond Index; and 14.0% MSCI All Country World Index ex USA Investable Market Index.

Top contributors to relative performance

•
Strong overall performance of the underlying funds investing in fixed income, led by the Nuveen Core Plus Bond Fund.

•
An allocation to the Nuveen Short Term Bond Fund.

•
A position in the Nuveen Quant International Small Cap Equity Fund.

Top detractors from relative performance

•
A position in the Nuveen Dividend Growth Fund.

•
Holding the Nuveen International Opportunities Fund.

•
An allocation to the Nuveen Dividend Value Fund.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class I Shares at NAV	13.50%	4.67%	6.40%

Russell 3000® Index	29.45%	12.92%	15.12%

Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%

Lifestyle Conservative Fund Composite Index	14.62%	5.19%	6.61%

Morningstar Moderately Conservative Target Risk Index	13.62%	4.35%	6.24%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 324,499,063
Holdings Count | Holding	18
Advisory Fees Paid, Amount	$ 321,403
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2026)

Fund net assets	$324,499,063

Total number of portfolio holdings	18

Portfolio turnover (%)	19%

Total management fees paid for the year	$321,403

Holdings [Text Block]

(1)	Affiliated investment companies (Underlying Funds), except for repurchase agreements, where applicable.

Material Fund Change [Text Block]
How has the Fund changed?
Portfolio manager update: Effective October 1, 2025, Jeff Sun, CFA was added as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000107523 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifestyle Conservative Fund
Class Name	Class A Shares
Trading Symbol	TSCLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class A Shares of the Nuveen Lifestyle Conservative Fund for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$42	0.39%
*	The Fund’s ratios do not include the expenses or income of the Underlying Funds. Annualized for period less than one year.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.39%	[102]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Lifestyle Conservative Fund returned 13.19% for Class A Shares at net asset value (NAV) for the 12 months ended May 31, 2026. The Fund underperformed the Lifestyle Conservative Fund Composite Index, which returned 14.62%.

The Fund’s Composite Index consisted of: 40.0% Bloomberg U.S. Aggregate Bond Index; 26.0% Russell 3000® Index; 20.0% Bloomberg U.S. 1‑3 Year Government/Credit Bond Index; and 14.0% MSCI All Country World Index ex USA Investable Market Index.

Top contributors to relative performance

•
Strong overall performance of the underlying funds investing in fixed income, led by the Nuveen Core Plus Bond Fund.

•
An allocation to the Nuveen Short Term Bond Fund.

•
A position in the Nuveen Quant International Small Cap Equity Fund.

Top detractors from relative performance

•
A position in the Nuveen Dividend Growth Fund.

•
Holding the Nuveen International Opportunities Fund.

•
An allocation to the Nuveen Dividend Value Fund.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class A Shares at NAV (excluding maximum sales charge)	13.19%	4.46%	6.19%

Class A Shares at maximum sales charge (Offering Price)	6.68%	3.23%	5.56%

Russell 3000® Index	29.45%	12.92%	15.12%

Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%

Lifestyle Conservative Fund Composite Index	14.62%	5.19%	6.61%

Morningstar Moderately Conservative Target Risk Index	13.62%	4.35%	6.24%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 324,499,063
Holdings Count | Holding	18
Advisory Fees Paid, Amount	$ 321,403
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2026)

Fund net assets	$324,499,063

Total number of portfolio holdings	18

Portfolio turnover (%)	19%

Total management fees paid for the year	$321,403

Holdings [Text Block]

(1)	Affiliated investment companies (Underlying Funds), except for repurchase agreements, where applicable.

Material Fund Change [Text Block]
How has the Fund changed?
Portfolio manager update: Effective October 1, 2025, Jeff Sun, CFA was added as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000107526 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifestyle Growth Fund
Class Name	Class A Shares
Trading Symbol	TSGLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class A Shares of the Nuveen Lifestyle Growth Fund for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$44	0.40%
*	The Fund’s ratios do not include the expenses or income of the Underlying Funds. Annualized for period less than one year.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.40%	[103]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Lifestyle Growth Fund returned 21.85% for Class A Shares at net asset value (NAV) for the 12 months ended May 31, 2026. The Fund underperformed the Lifestyle Growth Fund Composite Index, which returned 25.27%.

The Fund’s Composite Index consisted of: 52.0% Russell 3000® Index; 28.0% MSCI All Country World Index ex USA Investable Market Index; and 20.0% Bloomberg U.S. Aggregate Bond Index.

Top contributors to relative performance

•
Holding the Nuveen Quant International Small Cap Equity Fund.

•
An allocation to the Nuveen International Equity Fund.

•
A position in the Nuveen Core Plus Bond Fund.

Top detractors from relative performance

•
A position in the Nuveen Dividend Growth Fund.

•
Holding the Nuveen International Opportunities Fund.

•
An allocation to the Nuveen Dividend Value Fund.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class A Shares at NAV (excluding maximum sales charge)	21.85%	7.51%	10.05%

Class A Shares at maximum sales charge (Offering Price)	14.85%	6.24%	9.40%

Russell 3000® Index	29.45%	12.92%	15.12%

Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%

Lifestyle Growth Fund Composite Index	25.27%	9.30%	11.21%

Morningstar Moderately Aggressive Target Risk Index	22.67%	8.02%	10.23%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 354,578,249
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 332,312
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2026)

Fund net assets	$354,578,249

Total number of portfolio holdings	16

Portfolio turnover (%)	21%

Total management fees paid for the year	$332,312

Holdings [Text Block]

(1)	Affiliated investment companies (Underlying Funds), except for repurchase agreements, where applicable.

Material Fund Change [Text Block]
How has the Fund changed?
Portfolio manager update: Effective October 1, 2025, Jeff Sun, CFA was added as a portfolio manager of the Fund.
Fee waiver/reimbursement: Effective May 1, 2026, Teachers Advisors, LLC has agreed to waive fees and/or reimburse expenses of the Fund through July 31, 2028 so that the maximum total annual operating expenses of the Fund (excluding interest expenses, taxes brokerage commissions or other transactional expenses, acquired fund fees and expenses and extraordinary expenses) under the Fund’s contractual expense reimbursement agreements are reduced by 0.03% of the average daily net assets of any class of Fund shares.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Expenses [Text Block]
Fee waiver/reimbursement: Effective May 1, 2026, Teachers Advisors, LLC has agreed to waive fees and/or reimburse expenses of the Fund through July 31, 2028 so that the maximum total annual operating expenses of the Fund (excluding interest expenses, taxes brokerage commissions or other transactional expenses, acquired fund fees and expenses and extraordinary expenses) under the Fund’s contractual expense reimbursement agreements are reduced by 0.03% of the average daily net assets of any class of Fund shares.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000162595 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifestyle Growth Fund
Class Name	Class I Shares
Trading Symbol	TSGHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class I Shares of the Nuveen Lifestyle Growth Fund for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$18	0.16%
*	The Fund’s ratios do not include the expenses or income of the Underlying Funds. Annualized for period less than one year.

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.16%	[104]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Lifestyle Growth Fund returned 22.09% for Class I Shares at net asset value (NAV) for the 12 months ended May 31, 2026. The Fund underperformed the Lifestyle Growth Fund Composite Index, which returned 25.27%.

The Fund’s Composite Index consisted of: 52.0% Russell 3000® Index; 28.0% MSCI All Country World Index ex USA Investable Market Index; and 20.0% Bloomberg U.S. Aggregate Bond Index.

Top contributors to relative performance

•
Holding the Nuveen Quant International Small Cap Equity Fund.

•
An allocation to the Nuveen International Equity Fund.

•
A position in the Nuveen Core Plus Bond Fund.

Top detractors from relative performance

•
A position in the Nuveen Dividend Growth Fund.

•
Holding the Nuveen International Opportunities Fund.

•
An allocation to the Nuveen Dividend Value Fund.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class I Shares at NAV	22.09%	7.72%	10.28%

Russell 3000® Index	29.45%	12.92%	15.12%

Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%

Lifestyle Growth Fund Composite Index	25.27%	9.30%	11.21%

Morningstar Moderately Aggressive Target Risk Index	22.67%	8.02%	10.23%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 354,578,249
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 332,312
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2026)

Fund net assets	$354,578,249

Total number of portfolio holdings	16

Portfolio turnover (%)	21%

Total management fees paid for the year	$332,312

Holdings [Text Block]

(1)	Affiliated investment companies (Underlying Funds), except for repurchase agreements, where applicable.

Material Fund Change [Text Block]
How has the Fund changed?
Portfolio manager update: Effective October 1, 2025, Jeff Sun, CFA was added as a portfolio manager of the Fund.
Fee waiver/reimbursement: Effective May 1, 2026, Teachers Advisors, LLC has agreed to waive fees and/or reimburse expenses of the Fund through July 31, 2028 so that the maximum total annual operating expenses of the Fund (excluding interest expenses, taxes brokerage commissions or other transactional expenses, acquired fund fees and expenses and extraordinary expenses) under the Fund’s contractual expense reimbursement agreements are reduced by 0.03% of the average daily net assets of any class of Fund shares.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Expenses [Text Block]
Fee waiver/reimbursement: Effective May 1, 2026, Teachers Advisors, LLC has agreed to waive fees and/or reimburse expenses of the Fund through July 31, 2028 so that the maximum total annual operating expenses of the Fund (excluding interest expenses, taxes brokerage commissions or other transactional expenses, acquired fund fees and expenses and extraordinary expenses) under the Fund’s contractual expense reimbursement agreements are reduced by 0.03% of the average daily net assets of any class of Fund shares.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000107525 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifestyle Growth Fund
Class Name	Premier Class Shares
Trading Symbol	TSGPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Premier Class Shares of the Nuveen Lifestyle Growth Fund for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$28	0.25%
*	The Fund’s ratios do not include the expenses or income of the Underlying Funds. Annualized for period less than one year.

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.25%	[105]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Lifestyle Growth Fund returned 22.03% for Premier Class Shares at net asset value (NAV) for the 12 months ended May 31, 2026. The Fund underperformed the Lifestyle Growth Fund Composite Index, which returned 25.27%.

The Fund’s Composite Index consisted of: 52.0% Russell 3000® Index; 28.0% MSCI All Country World Index ex USA Investable Market Index; and 20.0% Bloomberg U.S. Aggregate Bond Index.

Top contributors to relative performance

•
Holding the Nuveen Quant International Small Cap Equity Fund.

•
An allocation to the Nuveen International Equity Fund.

•
A position in the Nuveen Core Plus Bond Fund.

Top detractors from relative performance

•
A position in the Nuveen Dividend Growth Fund.

•
Holding the Nuveen International Opportunities Fund.

•
An allocation to the Nuveen Dividend Value Fund.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Premier Class Shares at NAV	22.03%	7.67%	10.21%

Russell 3000® Index	29.45%	12.92%	15.12%

Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%

Lifestyle Growth Fund Composite Index	25.27%	9.30%	11.21%

Morningstar Moderately Aggressive Target Risk Index	22.67%	8.02%	10.23%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 354,578,249
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 332,312
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2026)

Fund net assets	$354,578,249

Total number of portfolio holdings	16

Portfolio turnover (%)	21%

Total management fees paid for the year	$332,312

Holdings [Text Block]

(1)	Affiliated investment companies (Underlying Funds), except for repurchase agreements, where applicable.

Material Fund Change [Text Block]
How has the Fund changed?
Portfolio manager update: Effective October 1, 2025, Jeff Sun, CFA was added as a portfolio manager of the Fund.
Fee waiver/reimbursement: Effective May 1, 2026, Teachers Advisors, LLC has agreed to waive fees and/or reimburse expenses of the Fund through July 31, 2028 so that the maximum total annual operating expenses of the Fund (excluding interest expenses, taxes brokerage commissions or other transactional expenses, acquired fund fees and expenses and extraordinary expenses) under the Fund’s contractual expense reimbursement agreements are reduced by 0.03% of the average daily net assets of any class of Fund shares.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Expenses [Text Block]
Fee waiver/reimbursement: Effective May 1, 2026, Teachers Advisors, LLC has agreed to waive fees and/or reimburse expenses of the Fund through July 31, 2028 so that the maximum total annual operating expenses of the Fund (excluding interest expenses, taxes brokerage commissions or other transactional expenses, acquired fund fees and expenses and extraordinary expenses) under the Fund’s contractual expense reimbursement agreements are reduced by 0.03% of the average daily net assets of any class of Fund shares.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000107528 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifestyle Growth Fund
Class Name	Class R6 Shares
Trading Symbol	TSGGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R6 Shares of the Nuveen Lifestyle Growth Fund for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$11	0.10%
*	The Fund’s ratios do not include the expenses or income of the Underlying Funds. Annualized for period less than one year.

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.10%	[106]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Lifestyle Growth Fund returned 22.18% for Class R6 Shares at net asset value (NAV) for the 12 months ended May 31, 2026. The Fund underperformed the Lifestyle Growth Fund Composite Index, which returned 25.27%.

The Fund’s Composite Index consisted of: 52.0% Russell 3000® Index; 28.0% MSCI All Country World Index ex USA Investable Market Index; and 20.0% Bloomberg U.S. Aggregate Bond Index.

Top contributors to relative performance

•
Holding the Nuveen Quant International Small Cap Equity Fund.

•
An allocation to the Nuveen International Equity Fund.

•
A position in the Nuveen Core Plus Bond Fund.

Top detractors from relative performance

•
A position in the Nuveen Dividend Growth Fund.

•
Holding the Nuveen International Opportunities Fund.

•
An allocation to the Nuveen Dividend Value Fund.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class R6 Shares at NAV	22.18%	7.80%	10.36%

Russell 3000® Index	29.45%	12.92%	15.12%

Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%

Lifestyle Growth Fund Composite Index	25.27%	9.30%	11.21%

Morningstar Moderately Aggressive Target Risk Index	22.67%	8.02%	10.23%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 354,578,249
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 332,312
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2026)

Fund net assets	$354,578,249

Total number of portfolio holdings	16

Portfolio turnover (%)	21%

Total management fees paid for the year	$332,312

Holdings [Text Block]

(1)	Affiliated investment companies (Underlying Funds), except for repurchase agreements, where applicable.

Material Fund Change [Text Block]
How has the Fund changed?
Portfolio manager update: Effective October 1, 2025, Jeff Sun, CFA was added as a portfolio manager of the Fund.
Fee waiver/reimbursement: Effective May 1, 2026, Teachers Advisors, LLC has agreed to waive fees and/or reimburse expenses of the Fund through July 31, 2028 so that the maximum total annual operating expenses of the Fund (excluding interest expenses, taxes brokerage commissions or other transactional expenses, acquired fund fees and expenses and extraordinary expenses) under the Fund’s contractual expense reimbursement agreements are reduced by 0.03% of the average daily net assets of any class of Fund shares.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Expenses [Text Block]
Fee waiver/reimbursement: Effective May 1, 2026, Teachers Advisors, LLC has agreed to waive fees and/or reimburse expenses of the Fund through July 31, 2028 so that the maximum total annual operating expenses of the Fund (excluding interest expenses, taxes brokerage commissions or other transactional expenses, acquired fund fees and expenses and extraordinary expenses) under the Fund’s contractual expense reimbursement agreements are reduced by 0.03% of the average daily net assets of any class of Fund shares.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000107527 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifestyle Growth Fund
Class Name	Retirement Class Shares
Trading Symbol	TSGRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Lifestyle Growth Fund for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257-8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$39	0.35%
*	The Fund’s ratios do not include the expenses or income of the Underlying Funds. Annualized for period less than one year.

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.35%	[107]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Lifestyle Growth Fund returned 21.89% for Retirement Class Shares at net asset value (NAV) for the 12 months ended May 31, 2026. The Fund underperformed the Lifestyle Growth Fund Composite Index, which returned 25.27%.

The Fund’s Composite Index consisted of: 52.0% Russell 3000® Index; 28.0% MSCI All Country World Index ex USA Investable Market Index; and 20.0% Bloomberg U.S. Aggregate Bond Index.

Top contributors to relative performance

•
Holding the Nuveen Quant International Small Cap Equity Fund.

•
An allocation to the Nuveen International Equity Fund.

•
A position in the Nuveen Core Plus Bond Fund.

Top detractors from relative performance

•
A position in the Nuveen Dividend Growth Fund.

•
Holding the Nuveen International Opportunities Fund.

•
An allocation to the Nuveen Dividend Value Fund.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1-Year	5-Year	10-Year

Retirement Class Shares at NAV	21.89%	7.54%	10.08%

Russell 3000® Index	29.45%	12.92%	15.12%

Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%

Lifestyle Growth Fund Composite Index	25.27%	9.30%	11.21%

Morningstar Moderately Aggressive Target Risk Index	22.67%	8.02%	10.23%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month-end performance, go to https://www.nuveen.com/en-us/mutual-funds/prospectuses or call (800) 257-8787.
Net Assets	$ 354,578,249
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 332,312
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2026)

Fund net assets	$354,578,249

Total number of portfolio holdings	16

Portfolio turnover (%)	21%

Total management fees paid for the year	$332,312

Holdings [Text Block]

(1)	Affiliated investment companies (Underlying Funds), except for repurchase agreements, where applicable.

Material Fund Change [Text Block]
How has the Fund changed?
Portfolio manager update: Effective October 1, 2025, Jeff Sun, CFA was added as a portfolio manager of the Fund.
Fee waiver/reimbursement: Effective May 1, 2026, Teachers Advisors, LLC has agreed to waive fees and/or reimburse expenses of the Fund through July 31, 2028 so that the maximum total annual operating expenses of the Fund (excluding interest expenses, taxes brokerage commissions or other transactional expenses, acquired fund fees and expenses and extraordinary expenses) under the Fund’s contractual expense reimbursement agreements are reduced by 0.03% of the average daily net assets of any class of Fund shares.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257-8787.

Material Fund Change Expenses [Text Block]
Fee waiver/reimbursement: Effective May 1, 2026, Teachers Advisors, LLC has agreed to waive fees and/or reimburse expenses of the Fund through July 31, 2028 so that the maximum total annual operating expenses of the Fund (excluding interest expenses, taxes brokerage commissions or other transactional expenses, acquired fund fees and expenses and extraordinary expenses) under the Fund’s contractual expense reimbursement agreements are reduced by 0.03% of the average daily net assets of any class of Fund shares.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257-8787.

Updated Prospectus Phone Number	(800) 257-8787
Updated Prospectus Web Address	https://www.nuveen.com/en-us/mutual-funds/prospectuses
C000107532 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifestyle Income Fund
Class Name	Retirement Class Shares
Trading Symbol	TLSRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Lifestyle Income Fund for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257-8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$37	0.35%
*	The Fund’s ratios do not include the expenses or income of the Underlying Funds. Annualized for period less than one year.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.35%	[108]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Lifestyle Income Fund returned 8.86% for Retirement Class Shares at net asset value (NAV) for the 12 months ended May 31, 2026. The Fund underperformed the Lifestyle Income Fund Composite Index, which returned 9.38%.

The Fund’s Composite Index consisted of: 40.0% Bloomberg U.S. Aggregate Bond Index; 40.0% Bloomberg U.S. 1–3 Year Government/Credit Bond Index; 13.0% Russell 3000® Index; and 7.0% MSCI All Country World Index ex USA Investable Market Index.

Top contributors to relative performance

•
Strong overall performance of the underlying funds investing in fixed income, led by the Nuveen Short Term Bond Fund.

•
An allocation to the Nuveen Core Plus Bond Fund.

•
A position in the Nuveen Core Bond Fund.

Top detractors from relative performance

•
A position in the Nuveen Dividend Growth Fund.

•
Holding the Nuveen International Opportunities Fund.

•
An allocation to the Nuveen Dividend Value Fund.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1-Year	5-Year	10-Year

Retirement Class Shares at NAV	8.86%	3.12%	4.23%

Russell 3000® Index	29.45%	12.92%	15.12%

Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%

Lifestyle Income Fund Composite Index	9.38%	3.29%	4.29%

Morningstar Conservative Target Risk Index	9.30%	2.20%	3.90%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month-end performance, go to https://www.nuveen.com/en-us/mutual-funds/prospectuses or call (800) 257-8787.
Net Assets	$ 70,847,760
Holdings Count | Holding	18
Advisory Fees Paid, Amount	$ 75,581
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2026)

Fund net assets	$70,847,760

Total number of portfolio holdings	18

Portfolio turnover (%)	16%

Total management fees paid for the year	$75,581

Holdings [Text Block]

(1)	Affiliated investment companies (Underlying Funds), except for repurchase agreements, where applicable.

Material Fund Change [Text Block]
How has the Fund changed?
Portfolio manager update: Effective October 1, 2025, Jeff Sun, CFA was added as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000107529 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifestyle Income Fund
Class Name	Class R6 Shares
Trading Symbol	TSITX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R6 Shares of the Nuveen Lifestyle Income Fund for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257-8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$10	0.10%
*	The Fund’s ratios do not include the expenses or income of the Underlying Funds. Annualized for period less than one year.

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.10%	[109]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Lifestyle Income Fund returned 9.13% for Class R6 Shares at net asset value (NAV) for the 12 months ended May 31, 2026. The Fund performed in line with the Lifestyle Income Fund Composite Index, which returned 9.38%.

The Fund’s Composite Index consisted of: 40.0% Bloomberg U.S. Aggregate Bond Index; 40.0% Bloomberg U.S. 1–3 Year Government/Credit Bond Index; 13.0% Russell 3000® Index; and 7.0% MSCI All Country World Index ex USA Investable Market Index.

Top contributors to relative performance

•
Strong overall performance of the underlying funds investing in fixed income, led by the Nuveen Short Term Bond Fund.

•
An allocation to the Nuveen Core Plus Bond Fund.

•
A position in the Nuveen Core Bond Fund.

Top detractors from relative performance

•
A position in the Nuveen Dividend Growth Fund.

•
Holding the Nuveen International Opportunities Fund.

•
An allocation to the Nuveen Dividend Value Fund.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1-Year	5-Year	10-Year

Class R6 Shares at NAV	9.13%	3.36%	4.49%

Russell 3000® Index	29.45%	12.92%	15.12%

Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%

Lifestyle Income Fund Composite Index	9.38%	3.29%	4.29%

Morningstar Conservative Target Risk Index	9.30%	2.20%	3.90%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month-end performance, go to https://www.nuveen.com/en-us/mutual-funds/prospectuses or call (800) 257-8787.
Net Assets	$ 70,847,760
Holdings Count | Holding	18
Advisory Fees Paid, Amount	$ 75,581
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2026)

Fund net assets	$70,847,760

Total number of portfolio holdings	18

Portfolio turnover (%)	16%

Total management fees paid for the year	$75,581

Holdings [Text Block]

(1)	Affiliated investment companies (Underlying Funds), except for repurchase agreements, where applicable.

Material Fund Change [Text Block]
How has the Fund changed?
Portfolio manager update: Effective October 1, 2025, Jeff Sun, CFA was added as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257-8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257-8787.

Updated Prospectus Phone Number	(800) 257-8787
Updated Prospectus Web Address	https://www.nuveen.com/en-us/mutual-funds/prospectuses
C000107530 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifestyle Income Fund
Class Name	Premier Class Shares
Trading Symbol	TSIPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Premier Class Shares of the Nuveen Lifestyle Income Fund for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257-8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$26	0.25%
*	The Fund’s ratios do not include the expenses or income of the Underlying Funds. Annualized for period less than one year.

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.25%	[110]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Lifestyle Income Fund returned 8.93% for Premier Class Shares at net asset value (NAV) for the 12 months ended May 31, 2026. The Fund underperformed the Lifestyle Income Fund Composite Index, which returned 9.38%.

The Fund’s Composite Index consisted of: 40.0% Bloomberg U.S. Aggregate Bond Index; 40.0% Bloomberg U.S. 1–3 Year Government/Credit Bond Index; 13.0% Russell 3000® Index; and 7.0% MSCI All Country World Index ex USA Investable Market Index.

Top contributors to relative performance

•
Strong overall performance of the underlying funds investing in fixed income, led by the Nuveen Short Term Bond Fund.

•
An allocation to the Nuveen Core Plus Bond Fund.

•
A position in the Nuveen Core Bond Fund.

Top detractors from relative performance

•
A position in the Nuveen Dividend Growth Fund.

•
Holding the Nuveen International Opportunities Fund.

•
An allocation to the Nuveen Dividend Value Fund.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1-Year	5-Year	10-Year

Premier Class Shares at NAV	8.93%	3.23%	4.33%

Russell 3000® Index	29.45%	12.92%	15.12%

Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%

Lifestyle Income Fund Composite Index	9.38%	3.29%	4.29%

Morningstar Conservative Target Risk Index	9.30%	2.20%	3.90%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month-end performance, go to https://www.nuveen.com/en-us/mutual-funds/prospectuses or call (800) 257-8787.
Net Assets	$ 70,847,760
Holdings Count | Holding	18
Advisory Fees Paid, Amount	$ 75,581
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2026)

Fund net assets	$70,847,760

Total number of portfolio holdings	18

Portfolio turnover (%)	16%

Total management fees paid for the year	$75,581

Holdings [Text Block]

(1)	Affiliated investment companies (Underlying Funds), except for repurchase agreements, where applicable.

Material Fund Change [Text Block]
How has the Fund changed?
Portfolio manager update: Effective October 1, 2025, Jeff Sun, CFA was added as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257-8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257-8787.

Updated Prospectus Phone Number	(800) 257-8787
Updated Prospectus Web Address	https://www.nuveen.com/en-us/mutual-funds/prospectuses
C000162596 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifestyle Income Fund
Class Name	Class I Shares
Trading Symbol	TSIHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class I Shares of the Nuveen Lifestyle Income Fund for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257-8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$20	0.19%
*	The Fund’s ratios do not include the expenses or income of the Underlying Funds. Annualized for period less than one year.

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.19%	[111]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Lifestyle Income Fund returned 9.01% for Class I Shares at net asset value (NAV) for the 12 months ended May 31, 2026. The Fund underperformed the Lifestyle Income Fund Composite Index, which returned 9.38%.

The Fund’s Composite Index consisted of: 40.0% Bloomberg U.S. Aggregate Bond Index; 40.0% Bloomberg U.S. 1–3 Year Government/Credit Bond Index; 13.0% Russell 3000® Index; and 7.0% MSCI All Country World Index ex USA Investable Market Index.

Top contributors to relative performance

•
Strong overall performance of the underlying funds investing in fixed income, led by the Nuveen Short Term Bond Fund.

•
An allocation to the Nuveen Core Plus Bond Fund.

•
A position in the Nuveen Core Bond Fund.

Top detractors from relative performance

•
A position in the Nuveen Dividend Growth Fund.

•
Holding the Nuveen International Opportunities Fund.

•
An allocation to the Nuveen Dividend Value Fund.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1-Year	5-Year	10-Year

Class I Shares at NAV	9.01%	3.29%	4.44%

Russell 3000® Index	29.45%	12.92%	15.12%

Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%

Lifestyle Income Fund Composite Index	9.38%	3.29%	4.29%

Morningstar Conservative Target Risk Index	9.30%	2.20%	3.90%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month-end performance, go to https://www.nuveen.com/en-us/mutual-funds/prospectuses or call (800) 257-8787.
Net Assets	$ 70,847,760
Holdings Count | Holding	18
Advisory Fees Paid, Amount	$ 75,581
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2026)

Fund net assets	$70,847,760

Total number of portfolio holdings	18

Portfolio turnover (%)	16%

Total management fees paid for the year	$75,581

Holdings [Text Block]

(1)	Affiliated investment companies (Underlying Funds), except for repurchase agreements, where applicable.

Material Fund Change [Text Block]
How has the Fund changed?
Portfolio manager update: Effective October 1, 2025, Jeff Sun, CFA was added as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257-8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257-8787.

Updated Prospectus Phone Number	(800) 257-8787
Updated Prospectus Web Address	https://www.nuveen.com/en-us/mutual-funds/prospectuses
C000107531 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifestyle Income Fund
Class Name	Class A Shares
Trading Symbol	TSILX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class A Shares of the Nuveen Lifestyle Income Fund for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257-8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$42	0.40%
*	The Fund’s ratios do not include the expenses or income of the Underlying Funds. Annualized for period less than one year.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.40%	[112]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Lifestyle Income Fund returned 8.81% for Class A Shares at net asset value (NAV) for the 12 months ended May 31, 2026. The Fund underperformed the Lifestyle Income Fund Composite Index, which returned 9.38%.

The Fund’s Composite Index consisted of: 40.0% Bloomberg U.S. Aggregate Bond Index; 40.0% Bloomberg U.S. 1–3 Year Government/Credit Bond Index; 13.0% Russell 3000® Index; and 7.0% MSCI All Country World Index ex USA Investable Market Index.

Top contributors to relative performance

•
Strong overall performance of the underlying funds investing in fixed income, led by the Nuveen Short Term Bond Fund.

•
An allocation to the Nuveen Core Plus Bond Fund.

•
A position in the Nuveen Core Bond Fund.

Top detractors from relative performance

•
A position in the Nuveen Dividend Growth Fund.

•
Holding the Nuveen International Opportunities Fund.

•
An allocation to the Nuveen Dividend Value Fund.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1-Year	5-Year	10-Year

Class A Shares at NAV (excluding maximum sales charge)	8.81%	3.08%	4.20%

Class A Shares at maximum sales charge (Offering Price)	2.53%	1.87%	3.58%

Russell 3000® Index	29.45%	12.92%	15.12%

Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%

Lifestyle Income Fund Composite Index	9.38%	3.29%	4.29%

Morningstar Conservative Target Risk Index	9.30%	2.20%	3.90%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month-end performance, go to https://www.nuveen.com/en-us/mutual-funds/prospectuses or call (800) 257-8787.
Net Assets	$ 70,847,760
Holdings Count | Holding	18
Advisory Fees Paid, Amount	$ 75,581
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2026)

Fund net assets	$70,847,760

Total number of portfolio holdings	18

Portfolio turnover (%)	16%

Total management fees paid for the year	$75,581

Holdings [Text Block]

(1)	Affiliated investment companies (Underlying Funds), except for repurchase agreements, where applicable.

Material Fund Change [Text Block]
How has the Fund changed?
Portfolio manager update: Effective October 1, 2025, Jeff Sun, CFA was added as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257-8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257-8787.

Updated Prospectus Phone Number	(800) 257-8787
Updated Prospectus Web Address	https://www.nuveen.com/en-us/mutual-funds/prospectuses
C000107535 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifestyle Moderate Fund
Class Name	Class A Shares
Trading Symbol	TSMLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class A Shares of the Nuveen Lifestyle Moderate Fund for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257-8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$44	0.40%
*	The Fund’s ratios do not include the expenses or income of the Underlying Funds. Annualized for period less than one year.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.40%	[113]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Lifestyle Moderate Fund returned 17.62% for Class A Shares at net asset value (NAV) for the 12 months ended May 31, 2026. The Fund underperformed the Lifestyle Moderate Fund Composite Index, which returned 20.02%.

The Fund’s Composite Index consisted of: 40.0% Bloomberg U.S. Aggregate Bond Index; 39.0% Russell 3000® Index; and 21.0% MSCI All Country World Index ex USA Investable Market Index.

Top contributors to relative performance

•
Holding the Nuveen Core Plus Bond Fund.

•
An allocation to the Nuveen Quant International Small Cap Equity Fund.

•
A position in the Nuveen International Equity Fund.

Top detractors from relative performance

•
A position in the Nuveen Dividend Growth Fund.

•
Holding the Nuveen International Opportunities Fund.

•
An allocation to the Nuveen Dividend Value Fund.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1-Year	5-Year	10-Year

Class A Shares at NAV (excluding maximum sales charge)	17.62%	5.78%	8.14%

Class A Shares at maximum sales charge (Offering Price)	10.86%	4.53%	7.50%

Russell 3000® Index	29.45%	12.92%	15.12%

Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%

Lifestyle Moderate Fund Composite Index	20.02%	7.04%	8.88%

Morningstar Moderate Target Risk Index	18.36%	6.16%	8.23%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month-end performance, go to https://www.nuveen.com/en-us/mutual-funds/prospectuses or call (800) 257-8787.
Net Assets	$ 624,419,374
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 597,302
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2026)

Fund net assets	$624,419,374

Total number of portfolio holdings	16

Portfolio turnover (%)	20%

Total management fees paid for the year	$597,302

Holdings [Text Block]

(1)	Affiliated investment companies (Underlying Funds), except for repurchase agreements, where applicable.

Material Fund Change [Text Block]
How has the Fund changed?
Portfolio manager update: Effective October 1, 2025, Jeff Sun, CFA was added as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257-8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257-8787.

Updated Prospectus Phone Number	(800) 257-8787
Updated Prospectus Web Address	https://www.nuveen.com/en-us/mutual-funds/prospectuses
C000162597 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifestyle Moderate Fund
Class Name	Class I Shares
Trading Symbol	TSMHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class I Shares of the Nuveen Lifestyle Moderate Fund for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257-8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$19	0.17%
*	The Fund’s ratios do not include the expenses or income of the Underlying Funds. Annualized for period less than one year.

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.17%	[114]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Lifestyle Moderate Fund returned 17.92% for Class I Shares at net asset value (NAV) for the 12 months ended May 31, 2026. The Fund underperformed the Lifestyle Moderate Fund Composite Index, which returned 20.02%.

The Fund’s Composite Index consisted of: 40.0% Bloomberg U.S. Aggregate Bond Index; 39.0% Russell 3000® Index; and 21.0% MSCI All Country World Index ex USA Investable Market Index.

Top contributors to relative performance

•
Holding the Nuveen Core Plus Bond Fund.

•
An allocation to the Nuveen Quant International Small Cap Equity Fund.

•
A position in the Nuveen International Equity Fund.

Top detractors from relative performance

•
A position in the Nuveen Dividend Growth Fund.

•
Holding the Nuveen International Opportunities Fund.

•
An allocation to the Nuveen Dividend Value Fund.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1-Year	5-Year	10-Year

Class I Shares at NAV	17.92%	5.99%	8.36%

Russell 3000® Index	29.45%	12.92%	15.12%

Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%

Lifestyle Moderate Fund Composite Index	20.02%	7.04%	8.88%

Morningstar Moderate Target Risk Index	18.36%	6.16%	8.23%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month-end performance, go to https://www.nuveen.com/en-us/mutual-funds/prospectuses or call (800) 257-8787.
Net Assets	$ 624,419,374
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 597,302
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2026)

Fund net assets	$624,419,374

Total number of portfolio holdings	16

Portfolio turnover (%)	20%

Total management fees paid for the year	$597,302

Holdings [Text Block]

(1)	Affiliated investment companies (Underlying Funds), except for repurchase agreements, where applicable.

Material Fund Change [Text Block]
How has the Fund changed?
Portfolio manager update: Effective October 1, 2025, Jeff Sun, CFA was added as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257-8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257-8787.

Updated Prospectus Phone Number	(800) 257-8787
Updated Prospectus Web Address	https://www.nuveen.com/en-us/mutual-funds/prospectuses
C000107534 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifestyle Moderate Fund
Class Name	Premier Class Shares
Trading Symbol	TSMPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Premier Class Shares of the Nuveen Lifestyle Moderate Fund for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257-8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$27	0.25%
*	The Fund’s ratios do not include the expenses or income of the Underlying Funds. Annualized for period less than one year.

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.25%	[115]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Lifestyle Moderate Fund returned 17.82% for Premier Class Shares at net asset value (NAV) for the 12 months ended May 31, 2026. The Fund underperformed the Lifestyle Moderate Fund Composite Index, which returned 20.02%.

The Fund’s Composite Index consisted of: 40.0% Bloomberg U.S. Aggregate Bond Index; 39.0% Russell 3000® Index; and 21.0% MSCI All Country World Index ex USA Investable Market Index.

Top contributors to relative performance

•
Holding the Nuveen Core Plus Bond Fund.

•
An allocation to the Nuveen Quant International Small Cap Equity Fund.

•
A position in the Nuveen International Equity Fund.

Top detractors from relative performance

•
A position in the Nuveen Dividend Growth Fund.

•
Holding the Nuveen International Opportunities Fund.

•
An allocation to the Nuveen Dividend Value Fund.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1-Year	5-Year	10-Year

Premier Class Shares at NAV	17.82%	5.93%	8.28%

Russell 3000® Index	29.45%	12.92%	15.12%

Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%

Lifestyle Moderate Fund Composite Index	20.02%	7.04%	8.88%

Morningstar Moderate Target Risk Index	18.36%	6.16%	8.23%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month-end performance, go to https://www.nuveen.com/en-us/mutual-funds/prospectuses or call (800) 257-8787.
Net Assets	$ 624,419,374
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 597,302
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2026)

Fund net assets	$624,419,374

Total number of portfolio holdings	16

Portfolio turnover (%)	20%

Total management fees paid for the year	$597,302

Holdings [Text Block]

(1)	Affiliated investment companies (Underlying Funds), except for repurchase agreements, where applicable.

Material Fund Change [Text Block]
How has the Fund changed?
Portfolio manager update: Effective October 1, 2025, Jeff Sun, CFA was added as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257-8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257-8787.

Updated Prospectus Phone Number	(800) 257-8787
Updated Prospectus Web Address	https://www.nuveen.com/en-us/mutual-funds/prospectuses
C000107533 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifestyle Moderate Fund
Class Name	Class R6 Shares
Trading Symbol	TSIMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R6 Shares of the Nuveen Lifestyle Moderate Fund for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257-8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$11	0.10%
*	The Fund’s ratios do not include the expenses or income of the Underlying Funds. Annualized for period less than one year.

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.10%	[116]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Lifestyle Moderate Fund returned 18.00% for Class R6 Shares at net asset value (NAV) for the 12 months ended May 31, 2026. The Fund underperformed the Lifestyle Moderate Fund Composite Index, which returned 20.02%.

The Fund’s Composite Index consisted of: 40.0% Bloomberg U.S. Aggregate Bond Index; 39.0% Russell 3000® Index; and 21.0% MSCI All Country World Index ex USA Investable Market Index.

Top contributors to relative performance

•
Holding the Nuveen Core Plus Bond Fund.

•
An allocation to the Nuveen Quant International Small Cap Equity Fund.

•
A position in the Nuveen International Equity Fund.

Top detractors from relative performance

•
A position in the Nuveen Dividend Growth Fund.

•
Holding the Nuveen International Opportunities Fund.

•
An allocation to the Nuveen Dividend Value Fund.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1-Year	5-Year	10-Year

Class R6 Shares at NAV	18.00%	6.08%	8.44%

Russell 3000® Index	29.45%	12.92%	15.12%

Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%

Lifestyle Moderate Fund Composite Index	20.02%	7.04%	8.88%

Morningstar Moderate Target Risk Index	18.36%	6.16%	8.23%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month-end performance, go to https://www.nuveen.com/en-us/mutual-funds/prospectuses or call (800) 257-8787.
Net Assets	$ 624,419,374
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 597,302
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2026)

Fund net assets	$624,419,374

Total number of portfolio holdings	16

Portfolio turnover (%)	20%

Total management fees paid for the year	$597,302

Holdings [Text Block]

(1)	Affiliated investment companies (Underlying Funds), except for repurchase agreements, where applicable.

Material Fund Change [Text Block]
How has the Fund changed?
Portfolio manager update: Effective October 1, 2025, Jeff Sun, CFA was added as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257-8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257-8787.

Updated Prospectus Phone Number	(800) 257-8787
Updated Prospectus Web Address	https://www.nuveen.com/en-us/mutual-funds/prospectuses
C000107536 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifestyle Moderate Fund
Class Name	Retirement Class Shares
Trading Symbol	TSMTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Lifestyle Moderate Fund for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257-8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$38	0.35%
*	The Fund’s ratios do not include the expenses or income of the Underlying Funds. Annualized for period less than one year.

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.35%	[117]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Lifestyle Moderate Fund returned 17.67% for Retirement Class Shares at net asset value (NAV) for the 12 months ended May 31, 2026. The Fund underperformed the Lifestyle Moderate Fund Composite Index, which returned 20.02%.

The Fund’s Composite Index consisted of: 40.0% Bloomberg U.S. Aggregate Bond Index; 39.0% Russell 3000® Index; and 21.0% MSCI All Country World Index ex USA Investable Market Index.

Top contributors to relative performance

•
Holding the Nuveen Core Plus Bond Fund.

•
An allocation to the Nuveen Quant International Small Cap Equity Fund.

•
A position in the Nuveen International Equity Fund.

Top detractors from relative performance

•
A position in the Nuveen Dividend Growth Fund.

•
Holding the Nuveen International Opportunities Fund.

•
An allocation to the Nuveen Dividend Value Fund.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1-Year	5-Year	10-Year

Retirement Class Shares at NAV	17.67%	5.81%	8.17%

Russell 3000® Index	29.45%	12.92%	15.12%

Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%

Lifestyle Moderate Fund Composite Index	20.02%	7.04%	8.88%

Morningstar Moderate Target Risk Index	18.36%	6.16%	8.23%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month-end performance, go to https://www.nuveen.com/en-us/mutual-funds/prospectuses or call (800) 257-8787.
Net Assets	$ 624,419,374
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 597,302
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2026)

Fund net assets	$624,419,374

Total number of portfolio holdings	16

Portfolio turnover (%)	20%

Total management fees paid for the year	$597,302

Holdings [Text Block]

(1)	Affiliated investment companies (Underlying Funds), except for repurchase agreements, where applicable.

Material Fund Change [Text Block]
How has the Fund changed?
Portfolio manager update: Effective October 1, 2025, Jeff Sun, CFA was added as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257-8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257-8787.

Updated Prospectus Phone Number	(800) 257-8787
Updated Prospectus Web Address	https://www.nuveen.com/en-us/mutual-funds/prospectuses
C000145614 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle 2060 Fund
Class Name	Retirement Class Shares
Trading Symbol	TLXRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Lifecycle 2060 Fund for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257-8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$53	0.47%
*
The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Growth Opportunities ETF, International Value, Small Cap Select and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.47%	[118]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Lifecycle 2060 Fund returned 24.61% for Retirement Class Shares at net asset value (NAV) for the 12 months ended May 31, 2026. The Fund underperformed the Lifecycle 2060 Fund Composite Index, which returned 28.59%.

The Fund’s Composite Index consisted of: 60.0% Russell 3000® Index; 32.3% MSCI All Country World Index ex USA Investable Market Index; 6.2% Bloomberg U.S. Aggregate Bond Index; and 1.5% Bloomberg Global Aggregate ex-USD Index (Hedged).

Top contributors to relative performance

•
Holding the Nuveen Quant International Small Cap Equity Fund.

•
An allocation to the Nuveen International Equity Fund.

•
A position in the Nuveen Growth Opportunities ETF.

Top detractors from relative performance

•
A position in the Nuveen Dividend Growth Fund.

•
Holding the Nuveen International Opportunities Fund.

•
An allocation to the Nuveen Dividend Value Fund.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1-Year	5-Year	10-Year

Retirement Class Shares at NAV	24.61%	8.86%	11.50%

Russell 3000® Index	29.45%	12.92%	15.12%

Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%

Lifecycle 2060 Fund Composite Index	28.59%	10.73%	12.75%

S&P Target Date 2060 Index	27.80%	10.31%	11.87%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 1,118,650,560
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 4,054,146
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2026)

Fund net assets	$1,118,650,560

Total number of portfolio holdings	21

Portfolio turnover (%)	22%

Total management fees paid for the year	$4,054,146

Holdings [Text Block]

(1)	Affiliated investment companies (Underlying Funds), except for repurchase agreements, where applicable.

Material Fund Change [Text Block]
How has the Fund changed?
Portfolio manager update: Effective October 1, 2025, Jeff Sun, CFA was added as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000145612 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle 2060 Fund
Class Name	Class R6 Shares
Trading Symbol	TLXNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R6 Shares of the Nuveen Lifecycle 2060 Fund for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257-8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$25	0.22%
*
The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Growth Opportunities ETF, International Value, Small Cap Select and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.22%	[119]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Lifecycle 2060 Fund returned 24.84% for Class R6 Shares at net asset value (NAV) for the 12 months ended May 31, 2026. The Fund underperformed the Lifecycle 2060 Fund Composite Index, which returned 28.59%.

The Fund’s Composite Index consisted of: 60.0% Russell 3000® Index; 32.3% MSCI All Country World Index ex USA Investable Market Index; 6.2% Bloomberg U.S. Aggregate Bond Index; and 1.5% Bloomberg Global Aggregate ex-USD Index (Hedged).

Top contributors to relative performance

•
Holding the Nuveen Quant International Small Cap Equity Fund.

•
An allocation to the Nuveen International Equity Fund.

•
A position in the Nuveen Growth Opportunities ETF.

Top detractors from relative performance

•
A position in the Nuveen Dividend Growth Fund.

•
Holding the Nuveen International Opportunities Fund.

•
An allocation to the Nuveen Dividend Value Fund.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1-Year	5-Year	10-Year

Class R6 Shares at NAV	24.84%	9.13%	11.78%

Russell 3000® Index	29.45%	12.92%	15.12%

Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%

Lifecycle 2060 Fund Composite Index	28.59%	10.73%	12.75%

S&P Target Date 2060 Index	27.80%	10.31%	11.87%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 1,118,650,560
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 4,054,146
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2026)

Fund net assets	$1,118,650,560

Total number of portfolio holdings	21

Portfolio turnover (%)	22%

Total management fees paid for the year	$4,054,146

Holdings [Text Block]

(1)	Affiliated investment companies (Underlying Funds), except for repurchase agreements, where applicable.

Material Fund Change [Text Block]
How has the Fund changed?
Portfolio manager update: Effective October 1, 2025, Jeff Sun, CFA was added as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000145613 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle 2060 Fund
Class Name	Premier Class Shares
Trading Symbol	TLXPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Premier Class Shares of the Nuveen Lifecycle 2060 Fund for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257-8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$42	0.37%
*
The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Growth Opportunities ETF, International Value, Small Cap Select and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.37%	[120]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Lifecycle 2060 Fund returned 24.75% for Premier Class Shares at net asset value (NAV) for the 12 months ended May 31, 2026. The Fund underperformed the Lifecycle 2060 Fund Composite Index, which returned 28.59%.

The Fund’s Composite Index consisted of: 60.0% Russell 3000® Index; 32.3% MSCI All Country World Index ex USA Investable Market Index; 6.2% Bloomberg U.S. Aggregate Bond Index; and 1.5% Bloomberg Global Aggregate ex-USD Index (Hedged).

Top contributors to relative performance

•
Holding the Nuveen Quant International Small Cap Equity Fund.

•
An allocation to the Nuveen International Equity Fund.

•
A position in the Nuveen Growth Opportunities ETF.

Top detractors from relative performance

•
A position in the Nuveen Dividend Growth Fund.

•
Holding the Nuveen International Opportunities Fund.

•
An allocation to the Nuveen Dividend Value Fund.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1-Year	5-Year	10-Year

Premier Class Shares at NAV	24.75%	8.96%	11.62%

Russell 3000® Index	29.45%	12.92%	15.12%

Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%

Lifecycle 2060 Fund Composite Index	28.59%	10.73%	12.75%

S&P Target Date 2060 Index	27.80%	10.31%	11.87%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month-end performance, go to https://www.nuveen.com/en-us/mutual-funds/ prospectuses or call (800) 257‑8787.
Net Assets	$ 1,118,650,560
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 4,054,146
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2026)

Fund net assets	$1,118,650,560

Total number of portfolio holdings	21

Portfolio turnover (%)	22%

Total management fees paid for the year	$4,054,146

Holdings [Text Block]

(1)	Affiliated investment companies (Underlying Funds), except for repurchase agreements, where applicable.

Material Fund Change [Text Block]
How has the Fund changed?
Portfolio manager update: Effective October 1, 2025, Jeff Sun, CFA was added as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000162601 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle 2060 Fund
Class Name	Class I Shares
Trading Symbol	TLXHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class I Shares of the Nuveen Lifecycle 2060 Fund for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257-8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$28	0.25%
*
The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Growth Opportunities ETF, International Value, Small Cap Select and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.25%	[121]
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Lifecycle 2060 Fund returned 24.87% for Class I Shares at net asset value (NAV) for the 12 months ended May 31, 2026. The Fund underperformed the Lifecycle 2060 Fund Composite Index, which returned 28.59%.

The Fund’s Composite Index consisted of: 60.0% Russell 3000® Index; 32.3% MSCI All Country World Index ex USA Investable Market Index; 6.2% Bloomberg U.S. Aggregate Bond Index; and 1.5% Bloomberg Global Aggregate ex-USD Index (Hedged).

Top contributors to relative performance

•
Holding the Nuveen Quant International Small Cap Equity Fund.

•
An allocation to the Nuveen International Equity Fund.

•
A position in the Nuveen Growth Opportunities ETF.

Top detractors from relative performance

•
A position in the Nuveen Dividend Growth Fund.

•
Holding the Nuveen International Opportunities Fund.

•
An allocation to the Nuveen Dividend Value Fund.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1-Year	5-Year	10-Year

Class I Shares at NAV	24.87%	9.07%	11.73%

Russell 3000® Index	29.45%	12.92%	15.12%

Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%

Lifecycle 2060 Fund Composite Index	28.59%	10.73%	12.75%

S&P Target Date 2060 Index	27.80%	10.31%	11.87%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 1,118,650,560
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 4,054,146
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2026)

Fund net assets	$1,118,650,560

Total number of portfolio holdings	21

Portfolio turnover (%)	22%

Total management fees paid for the year	$4,054,146

Holdings [Text Block]

(1)	Affiliated investment companies (Underlying Funds), except for repurchase agreements, where applicable.

Material Fund Change [Text Block]
How has the Fund changed?
Portfolio manager update: Effective October 1, 2025, Jeff Sun, CFA was added as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000162602 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle Index 2060 Fund
Class Name	Class I Shares
Trading Symbol	TVIHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class I Shares of the Nuveen Lifecycle Index 2060 Fund for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$14	0.12%
*
The Fund’s ratios exclude the expenses of Underlying Funds that are exchange-traded funds, include the expenses of all other Underlying Funds, and exclude the income of all Underlying Funds. Annualized for a period less than one year.

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.12%	[122]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Lifecycle Index 2060 Fund returned 28.45% for Class I Shares at net asset value (NAV) for the 12 months ended May 31, 2026. The Fund performed in line with the Lifecycle Index 2060 Fund Composite Index, which returned 28.67%.
The Fund’s Composite Index consisted of: 60.0% Russell 3000® Index; 32.3% MSCI EAFE + Emerging Markets Index; 6.2% Bloomberg U.S. Aggregate Bond Index; and 1.5% Bloomberg Global Aggregate ex‑USD Index (Hedged).

Top contributors to absolute performance

•
Underlying equity and fixed income funds advanced for the period. U.S. and international equity funds recorded double-digit gains and contributed most.

Top detractors from absolute performance

•
Management fees and other expenses incurred by the Fund.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1-Year	5-Year	10-Year

Class I Shares at NAV	28.45%	10.58%	12.57%

Russell 3000® Index	29.45%	12.92%	15.12%

Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%

Lifecycle Index 2060 Fund Composite Index	28.67%	10.75%	12.74%

S&P Target Date 2060 Index	27.80%	10.31%	11.87%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 3,571,762,355
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 4,728,356
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2026)

Fund net assets	$3,571,762,355

Total number of portfolio holdings	6

Portfolio turnover (%)	22%

Total management fees paid for the year	$4,728,356

Holdings [Text Block]
(1)	Affiliated investment companies (Underlying Funds), except for repurchase agreements, where applicable.

Material Fund Change [Text Block]
How has the Fund changed?
Portfolio manager update: Effective October 1, 2025, Jeff Sun, CFA was added as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000145617 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle Index 2060 Fund
Class Name	Premier Class Shares
Trading Symbol	TVIPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Premier Class Shares of the Nuveen Lifecycle Index 2060 Fund for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$29	0.25%
*
The Fund’s ratios exclude the expenses of Underlying Funds that are exchange-traded funds, include the expenses of all other Underlying Funds, and exclude the income of all Underlying Funds. Annualized for a period less than one year.

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.25%	[123]
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?
Performance Highlights
The Nuveen Lifecycle Index 2060 Fund returned 28.28% for Premier Class Shares at net asset value (NAV) for the 12 months ended May 31, 2026. The Fund underperformed the Lifecycle Index 2060 Fund Composite Index, which returned 28.67%.
The Fund’s Composite Index consisted of: 60.0% Russell 3000® Index; 32.3% MSCI EAFE + Emerging Markets Index; 6.2% Bloomberg U.S. Aggregate Bond Index; and 1.5% Bloomberg Global Aggregate ex‑USD Index (Hedged).
Top contributors to absolute performance

•	Underlying equity and fixed income funds advanced for the period. U.S. and international equity funds recorded double-digit gains and contributed most.
Top detractors from absolute performance

•	Management fees and other expenses incurred by the Fund.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1-Year	5-Year	10-Year

Premier Class Shares at NAV	28.28%	10.50%	12.48%

Russell 3000® Index	29.45%	12.92%	15.12%

Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%

Lifecycle Index 2060 Fund Composite Index	28.67%	10.75%	12.74%

S&P Target Date 2060 Index	27.80%	10.31%	11.87%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 3,571,762,355
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 4,728,356
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2026)

Fund net assets	$3,571,762,355

Total number of portfolio holdings	6

Portfolio turnover (%)	22%

Total management fees paid for the year	$4,728,356

Holdings [Text Block]
(1)	Affiliated investment companies (Underlying Funds), except for repurchase agreements, where applicable.

Material Fund Change [Text Block]
How has the Fund changed?
Portfolio manager update: Effective October 1, 2025, Jeff Sun, CFA was added as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000145616 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle Index 2060 Fund
Class Name	Class R6 Shares
Trading Symbol	TVIIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R6 Shares of the Nuveen Lifecycle Index 2060 Fund for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$11	0.10%
*
The Fund’s ratios exclude the expenses of Underlying Funds that are exchange-traded funds, include the expenses of all other Underlying Funds, and exclude the income of all Underlying Funds. Annualized for a period less than one year.

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.10%	[124]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?
Performance Highlights
The Nuveen Lifecycle Index 2060 Fund returned 28.51% for Class R6 Shares at net asset value (NAV) for the 12 months ended May 31, 2026. The Fund performed in line with the Lifecycle Index 2060 Fund Composite Index, which returned 28.67%.
The Fund’s Composite Index consisted of: 60.0% Russell 3000® Index; 32.3% MSCI EAFE + Emerging Markets Index; 6.2% Bloomberg U.S. Aggregate Bond Index; and 1.5% Bloomberg Global Aggregate ex‑USD Index (Hedged).
Top contributors to absolute performance
•	Underlying equity and fixed income funds advanced for the period. U.S. and international equity funds recorded double-digit gains and contributed most.
Top detractors from absolute performance
•	Management fees and other expenses incurred by the Fund.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1-Year	5-Year	10-Year

Class R6 Shares at NAV	28.51%	10.66%	12.64%

Russell 3000® Index	29.45%	12.92%	15.12%

Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%

Lifecycle Index 2060 Fund Composite Index	28.67%	10.75%	12.74%

S&P Target Date 2060 Index	27.80%	10.31%	11.87%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 3,571,762,355
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 4,728,356
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2026)

Fund net assets	$3,571,762,355

Total number of portfolio holdings	6

Portfolio turnover (%)	22%

Total management fees paid for the year	$4,728,356

Holdings [Text Block]
(1)	Affiliated investment companies (Underlying Funds), except for repurchase agreements, where applicable.

Material Fund Change [Text Block]
How has the Fund changed?
Portfolio manager update: Effective October 1, 2025, Jeff Sun, CFA was added as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000145615 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle Index 2060 Fund
Class Name	Retirement Class Shares
Trading Symbol	TVITX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Lifecycle Index 2060 Fund for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$40	0.35%
*
The Fund’s ratios exclude the expenses of Underlying Funds that are exchange-traded funds, include the expenses of all other Underlying Funds, and exclude the income of all Underlying Funds. Annualized for a period less than one year.

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.35%	[125]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?
Performance Highlights
The Nuveen Lifecycle Index 2060 Fund returned 28.18% for Retirement Class Shares at net asset value (NAV) for the 12 months ended May 31, 2026. The Fund underperformed the Lifecycle Index 2060 Fund Composite Index, which returned 28.67%.
The Fund’s Composite Index consisted of: 60.0% Russell 3000® Index; 32.3% MSCI EAFE + Emerging Markets Index; 6.2% Bloomberg U.S. Aggregate Bond Index; and 1.5% Bloomberg Global Aggregate ex‑USD Index (Hedged).
Top contributors to absolute performance
•	Underlying equity and fixed income funds advanced for the period. U.S. and international equity funds recorded double-digit gains and contributed most.
Top detractors from absolute performance
•	Management fees and other expenses incurred by the Fund.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1-Year	5-Year	10-Year

Retirement Class Shares at NAV	28.18%	10.39%	12.36%

Russell 3000® Index	29.45%	12.92%	15.12%

Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%

Lifecycle Index 2060 Fund Composite Index	28.67%	10.75%	12.74%

S&P Target Date 2060 Index	27.80%	10.31%	11.87%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 3,571,762,355
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 4,728,356
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2026)

Fund net assets	$3,571,762,355

Total number of portfolio holdings	6

Portfolio turnover (%)	22%

Total management fees paid for the year	$4,728,356

Holdings [Text Block]
(1)	Affiliated investment companies (Underlying Funds), except for repurchase agreements, where applicable.

Material Fund Change [Text Block]
How has the Fund changed?
Portfolio manager update: Effective October 1, 2025, Jeff Sun, CFA was added as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000221705 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle 2065 Fund
Class Name	Retirement Class Shares
Trading Symbol	TSFRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Lifecycle 2065 Fund for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses . You can also request this information by contacting us at (800) 257-8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257-8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$52	0.46%
*
The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Growth Opportunities ETF, International Value, Small Cap Select and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.46%	[126]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Lifecycle 2065 Fund returned 24.84% for Retirement Class Shares at net asset value (NAV) for the 12 months ended May 31, 2026. The Fund significantly underperformed the Lifecycle 2065 Fund Composite Index, which returned 28.93%.

The Fund’s Composite Index consisted of: 60.8% Russell 3000® Index; 32.7% MSCI All Country World Index ex USA Investable Market Index; 5.2% Bloomberg U.S. Aggregate Bond Index; and 1.3% Bloomberg Global Aggregate ex-USD Index (Hedged).

Top contributors to relative performance

•
Holding the Nuveen Quant International Small Cap Equity Fund.

•
An allocation to the Nuveen International Equity Fund.

•
A position in the Nuveen Growth Opportunities ETF.

Top detractors from relative performance

•
A position in the Nuveen Dividend Growth Fund.

•
Holding the Nuveen International Opportunities Fund.

•
An allocation to the Nuveen Dividend Value Fund.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1-Year	5-Year	Since Inception (9/30/20)

Retirement Class Shares at NAV	24.84%	9.07%	12.68%

Russell 3000® Index	29.45%	12.92%	16.41%

Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	(0.14)%

Lifecycle 2065 Fund Composite Index	28.93%	10.87%	14.30%

S&P Target Date 2065 Index	28.11%	10.50%	14.00%

Performance Inception Date	Sep. 30, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 237,489,018
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 759,983
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2026)

Fund net assets	$237,489,018

Total number of portfolio holdings	21

Portfolio turnover (%)	29%

Total management fees paid for the year	$759,983

Holdings [Text Block]

(1)	Affiliated investment companies (Underlying Funds), except for repurchase agreements, where applicable.

Material Fund Change [Text Block]
How has the Fund changed?
Portfolio manager update: Effective October 1, 2025, Jeff Sun, CFA was added as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000221704 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle 2065 Fund
Class Name	Class R6 Shares
Trading Symbol	TSFTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R6 Shares of the Nuveen Lifecycle 2065 Fund for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257-8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$24	0.21%
*
The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Growth Opportunities ETF, International Value, Small Cap Select and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.21%	[127]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Lifecycle 2065 Fund returned 25.14% for Class R6 Shares at net asset value (NAV) for the 12 months ended May 31, 2026. The Fund underperformed the Lifecycle 2065 Fund Composite Index, which returned 28.93%.

The Fund’s Composite Index consisted of: 60.8% Russell 3000® Index; 32.7% MSCI All Country World Index ex USA Investable Market Index; 5.2% Bloomberg U.S. Aggregate Bond Index; and 1.3% Bloomberg Global Aggregate ex-USD Index (Hedged).

Top contributors to relative performance

•
Holding the Nuveen Quant International Small Cap Equity Fund.

•
An allocation to the Nuveen International Equity Fund.

•
A position in the Nuveen Growth Opportunities ETF.

Top detractors from relative performance

•
A position in the Nuveen Dividend Growth Fund.

•
Holding the Nuveen International Opportunities Fund.

•
An allocation to the Nuveen Dividend Value Fund.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1-Year	5-Year	Since Inception (9/30/20)

Class R6 Shares at NAV	25.14%	9.26%	12.91%

Russell 3000® Index	29.45%	12.92%	16.41%

Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	(0.14)%

Lifecycle 2065 Fund Composite Index	28.93%	10.87%	14.30%

S&P Target Date 2065+ Index	28.11%	10.50%	14.00%

Performance Inception Date	Sep. 30, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month-end performance, go to https://www.nuveen.com/en-us/mutual-funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 237,489,018
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 759,983
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2026)

Fund net assets	$237,489,018

Total number of portfolio holdings	21

Portfolio turnover (%)	29%

Total management fees paid for the year	$759,983

Holdings [Text Block]

(1)	Affiliated investment companies (Underlying Funds), except for repurchase agreements, where applicable.

Material Fund Change [Text Block]
How has the Fund changed?
Portfolio manager update: Effective October 1, 2025, Jeff Sun, CFA was added as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000221702 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle 2065 Fund
Class Name	Premier Class Shares
Trading Symbol	TSFPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Premier Class Shares of the Nuveen Lifecycle 2065 Fund for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257-8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$41	0.36%
*
The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Growth Opportunities ETF, International Value, Small Cap Select and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.36%	[128]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Lifecycle 2065 Fund returned 25.01% for Premier Class Shares at net asset value (NAV) for the 12 months ended May 31, 2026. The Fund underperformed the Lifecycle 2065 Fund Composite Index, which returned 28.93%.

The Fund’s Composite Index consisted of: 60.8% Russell 3000® Index; 32.7% MSCI All Country World Index ex USA Investable Market Index; 5.2% Bloomberg U.S. Aggregate Bond Index; and 1.3% Bloomberg Global Aggregate ex-USD Index (Hedged).

Top contributors to relative performance

•
Holding the Nuveen Quant International Small Cap Equity Fund.

•
An allocation to the Nuveen International Equity Fund.

•
A position in the Nuveen Growth Opportunities ETF.

Top detractors from relative performance

•
A position in the Nuveen Dividend Growth Fund.

•
Holding the Nuveen International Opportunities Fund.

•
An allocation to the Nuveen Dividend Value Fund.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1-Year	5-Year	Since Inception (9/30/20)

Premier Class Shares at NAV	25.01%	9.07%	12.70%

Russell 3000® Index	29.45%	12.92%	16.41%

Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	(0.14)%

Lifecycle 2065 Fund Composite Index	28.93%	10.87%	14.30%

S&P Target Date 2065+ Index	28.11%	10.50%	14.00%

Performance Inception Date	Sep. 30, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month-end performance, go to https://www.nuveen.com/en-us/mutual-funds/ prospectuses or call (800) 257‑8787.
Net Assets	$ 237,489,018
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 759,983
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2026)

Fund net assets	$237,489,018

Total number of portfolio holdings	21

Portfolio turnover (%)	29%

Total management fees paid for the year	$759,983

Holdings [Text Block]

(1)	Affiliated investment companies (Underlying Funds), except for repurchase agreements, where applicable.

Material Fund Change [Text Block]
How has the Fund changed?
Portfolio manager update: Effective October 1, 2025, Jeff Sun, CFA was added as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000221703 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle 2065 Fund
Class Name	Class I Shares
Trading Symbol	TSFHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class I Shares of the Nuveen Lifecycle 2065 Fund for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257-8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$33	0.29%
*
The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Growth Opportunities ETF, International Value, Small Cap Select and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.29%	[129]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Lifecycle 2065 Fund returned 25.04% for Class I Shares at net asset value (NAV) for the 12 months ended May 31, 2026. The Fund underperformed the Lifecycle 2065 Fund Composite Index, which returned 28.93%.

The Fund’s Composite Index consisted of: 60.8% Russell 3000® Index; 32.7% MSCI All Country World Index ex USA Investable Market Index; 5.2% Bloomberg U.S. Aggregate Bond Index; and 1.3% Bloomberg Global Aggregate ex-USD Index (Hedged).

Top contributors to relative performance

•
Holding the Nuveen Quant International Small Cap Equity Fund.

•
An allocation to the Nuveen International Equity Fund.

•
A position in the Nuveen Growth Opportunities ETF.

Top detractors from relative performance

•
A position in the Nuveen Dividend Growth Fund.

•
Holding the Nuveen International Opportunities Fund.

•
An allocation to the Nuveen Dividend Value Fund.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1-Year	5-Year	Since Inception (9/30/20)

Class I Shares at NAV	25.04%	9.14%	12.77%

Russell 3000® Index	29.45%	12.92%	16.41%

Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	(0.14)%

Lifecycle 2065 Fund Composite Index	28.93%	10.87%	14.30%

S&P Target Date 2065+ Index	28.11%	10.50%	14.00%

Performance Inception Date	Sep. 30, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 237,489,018
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 759,983
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2026)

Fund net assets	$237,489,018

Total number of portfolio holdings	21

Portfolio turnover (%)	29%

Total management fees paid for the year	$759,983

Holdings [Text Block]

(1)	Affiliated investment companies (Underlying Funds), except for repurchase agreements, where applicable.

Material Fund Change [Text Block]
How has the Fund changed?
Portfolio manager update: Effective October 1, 2025, Jeff Sun, CFA was added as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000221708 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle Index 2065 Fund
Class Name	Class I Shares
Trading Symbol	TFIHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class I Shares of the Nuveen Lifecycle Index 2065 Fund for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$11	0.10%
*
The Fund’s ratios exclude the expenses of Underlying Funds that are exchange-traded funds, include the expenses of all other Underlying Funds, and exclude the income of all Underlying Funds. Annualized for a period less than one year.

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.10%	[130]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?
Performance Highlights
The Nuveen Lifecycle Index 2065 Fund returned 28.72% for Class I Shares at net asset value (NAV) for the 12 months ended May 31, 2026. The Fund underperformed the Lifecycle Index 2065 Fund Composite Index, which returned 29.01%.
The Fund’s Composite Index consisted of: 60.8% Russell 3000® Index; 32.7% MSCI EAFE + Emerging Markets Index; 5.2% Bloomberg U.S. Aggregate Bond Index; and 1.3% Bloomberg Global Aggregate ex‑USD Index (Hedged).
Top contributors to absolute performance
•	Underlying equity and fixed income funds advanced for the period. U.S. and international equity funds recorded double-digit gains and contributed most.
Top detractors from absolute performance
•	Management fees and other expenses incurred by the Fund.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1-Year	5-Year	Since Inception (9/30/20)

Class I Shares at NAV	28.72%	10.77%	14.08%

Russell 3000® Index	29.45%	12.92%	16.41%

Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	(0.14)%

Lifecycle Index 2065 Fund Composite Index	29.01%	10.89%	14.25%

S&P Target Date 2065+ Index	28.11%	10.50%	14.00%

Performance Inception Date	Sep. 30, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 1,078,542,583
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 1,210,382
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2026)

Fund net assets	$1,078,542,583

Total number of portfolio holdings	6

Portfolio turnover (%)	12%

Total management fees paid for the year	$1,210,382

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
Portfolio manager update: Effective October 1, 2025, Jeff Sun, CFA was added as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000221706 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle Index 2065 Fund
Class Name	Premier Class Shares
Trading Symbol	TFIPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Premier Class Shares of the Nuveen Lifecycle Index 2065 Fund for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$29	0.25%
*
The Fund’s ratios exclude the expenses of Underlying Funds that are exchange-traded funds, include the expenses of all other Underlying Funds, and exclude the income of all Underlying Funds. Annualized for a period less than one year.

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.25%	[131]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?
Performance Highlights
The Nuveen Lifecycle Index 2065 Fund returned 28.60% for Premier Class Shares at net asset value (NAV) for the 12 months ended May 31, 2026. The Fund underperformed the Lifecycle Index 2065 Fund Composite Index, which returned 29.01%.
The Fund’s Composite Index consisted of: 60.8% Russell 3000® Index; 32.7% MSCI EAFE + Emerging Markets Index; 5.2% Bloomberg U.S. Aggregate Bond Index; and 1.3% Bloomberg Global Aggregate ex‑USD Index (Hedged).
Top contributors to absolute performance
•	Underlying equity and fixed income funds advanced for the period. U.S. and international equity funds recorded double-digit gains and contributed most.
Top detractors from absolute performance
•	Management fees and other expenses incurred by the Fund.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1-Year	5-Year	Since Inception (9/30/20)

Premier Class Shares at NAV	28.60%	10.66%	13.98%

Russell 3000® Index	29.45%	12.92%	16.41%

Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	(0.14)%

Lifecycle Index 2065 Fund Composite Index	29.01%	10.89%	14.25%

S&P Target Date 2065+ Index	28.11%	10.50%	14.00%

Performance Inception Date	Sep. 30, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 1,078,542,583
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 1,210,382
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2026)

Fund net assets	$1,078,542,583

Total number of portfolio holdings	6

Portfolio turnover (%)	12%

Total management fees paid for the year	$1,210,382

Holdings [Text Block]
(1)	Affiliated investment companies (Underlying Funds), except for repurchase agreements, where applicable.

Material Fund Change [Text Block]
How has the Fund changed?
Portfolio manager update: Effective October 1, 2025, Jeff Sun, CFA was added as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000221709 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle Index 2065 Fund
Class Name	Class R6 Shares
Trading Symbol	TFITX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R6 Shares of the Nuveen Lifecycle Index 2065 Fund for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$11	0.10%
*
The Fund’s ratios exclude the expenses of Underlying Funds that are exchange-traded funds, include the expenses of all other Underlying Funds, and exclude the income of all Underlying Funds. Annualized for a period less than one year.

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.10%	[132]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?
Performance Highlights
The Nuveen Lifecycle Index 2065 Fund returned 28.82% for Class R6 Shares at net asset value (NAV) for the 12 months ended May 31, 2026. The Fund performed in line with the Lifecycle Index 2065 Fund Composite Index, which returned 29.01%.
The Fund’s Composite Index consisted of: 60.8% Russell 3000® Index; 32.7% MSCI EAFE + Emerging Markets Index; 5.2% Bloomberg U.S. Aggregate Bond Index; and 1.3% Bloomberg Global Aggregate ex‑USD Index (Hedged).
Top contributors to absolute performance
•	Underlying equity and fixed income funds advanced for the period. U.S. and international equity funds recorded double-digit gains and contributed most.
Top detractors from absolute performance
•	Management fees and other expenses incurred by the Fund.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1-Year	5-Year	Since Inception (9/30/20)

Class R6 Shares at NAV	28.82%	10.84%	14.14%

Russell 3000® Index	29.45%	12.92%	16.41%

Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	(0.14)%

Lifecycle Index 2065 Fund Composite Index	29.01%	10.89%	14.25%

S&P Target Date 2065+ Index	28.11%	10.50%	14.00%

Performance Inception Date	Sep. 30, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 1,078,542,583
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 1,210,382
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2026)

Fund net assets	$1,078,542,583

Total number of portfolio holdings	6

Portfolio turnover (%)	12%

Total management fees paid for the year	$1,210,382

Holdings [Text Block]

(1)	Affiliated investment companies (Underlying Funds), except for repurchase agreements, where applicable.

Material Fund Change [Text Block]
How has the Fund changed?
Portfolio manager update: Effective October 1, 2025, Jeff Sun, CFA was added as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000221707 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle Index 2065 Fund
Class Name	Retirement Class Shares
Trading Symbol	TFIRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R6 Shares of the Nuveen Lifecycle Index 2065 Fund for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$40	0.35%
*
The Fund’s ratios exclude the expenses of Underlying Funds that are exchange-traded funds, include the expenses of all other Underlying Funds, and exclude the income of all Underlying Funds. Annualized for a period less than one year.

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.35%	[133]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Lifecycle Index 2065 Fund returned 28.46% for Retirement Class Shares at net asset value (NAV) for the 12 months ended May 31, 2026. The Fund underperformed the Lifecycle Index 2065 Fund Composite Index, which returned 29.01%.
The Fund’s Composite Index consisted of: 60.8% Russell 3000® Index; 32.7% MSCI EAFE + Emerging Markets Index; 5.2% Bloomberg U.S. Aggregate Bond Index; and 1.3% Bloomberg Global Aggregate ex‑USD Index (Hedged).

Top contributors to absolute performance

•
Underlying equity and fixed income funds advanced for the period. U.S. and international equity funds recorded double-digit gains and contributed most.

Top detractors from absolute performance

•
Management fees and other expenses incurred by the Fund.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1-Year	5-Year	Since Inception (9/30/20)

Retirement Class Shares at NAV	28.46%	10.50%	13.81%

Russell 3000® Index	29.45%	12.92%	16.41%

Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	(0.14)%

Lifecycle Index 2065 Fund Composite Index	29.01%	10.89%	14.25%

S&P Target Date 2065+ Index	28.11%	10.50%	14.00%

Performance Inception Date	Sep. 30, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 1,078,542,583
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 1,210,382
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2026)

Fund net assets	$1,078,542,583

Total number of portfolio holdings	6

Portfolio turnover (%)	12%

Total management fees paid for the year	$1,210,382

Holdings [Text Block]

(1)	Affiliated investment companies (Underlying Funds), except for repurchase agreements, where applicable.

Material Fund Change [Text Block]
How has the Fund changed?
Portfolio manager update: Effective October 1, 2025, Jeff Sun, CFA was added as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000263980 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle 2070 Fund
Class Name	Retirement Class Shares
Trading Symbol	TLCOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Lifecycle 2070 Fund for the period of September 30, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257-8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the period since inception? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$48	0.45%
*
The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Growth Opportunities ETF, International Value, Small Cap Select and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.45%	[134]
Factors Affecting Performance [Text Block]
How did the Fund perform since inception? What affected the Fund’s performance?

Performance Highlights

The Nuveen Lifecycle 2070 Fund returned 12.20% for Retirement Class Shares at net asset value (NAV) for the abbreviated reporting period from the Fund’s launch on September 30, 2025, through May 31, 2026. The Fund underperformed the Lifecycle 2070 Fund Composite Index, which returned 15.24%.

The Fund’s Composite Index consisted of: 61.6% Russell 3000® Index; 33.2% MSCI All Country World Index ex USA Investable Market Index; 4.2% Bloomberg U.S. Aggregate Bond Index; and 1.0% Bloomberg Global Aggregate ex-USD Index (Hedged).

Top contributors to relative performance

•
Holding the Nuveen Quant International Small Cap Equity Fund.

•
An allocation to the Nuveen Growth Opportunities ETF.

•
A position in the Nuveen Large Cap Growth Fund.

Top detractors from relative performance

•
A position in the Nuveen Dividend Growth Fund.

•
Holding the Nuveen International Opportunities Fund.

•
An allocation to the Nuveen Dividend Value Fund.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Cumulative Total Returns

Since Inception (9/30/25)

Retirement Class Shares at NAV	12.20%

Russell 3000® Index	13.88%

Bloomberg U.S. Aggregate Bond Index	1.48%

Lifecycle 2070 Fund Composite Index	15.24%

S&P Target Date 2065+ Index	15.02%

Performance Inception Date	Sep. 30, 2025
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 5,770,822
Holdings Count | Holding	19
Advisory Fees Paid, Amount	$ 13,701
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2026)

Fund net assets	$5,770,822

Total number of portfolio holdings	19

Portfolio turnover (%)	9%

Total management fees paid for the year	$13,701

Holdings [Text Block]

(1)	Affiliated investment companies (Underlying Funds), except for repurchase agreements, where applicable.

Material Fund Change [Text Block]
How has the Fund changed?
Portfolio manager update: Effective October 1, 2025, Jeff Sun, CFA was added as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000263978 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle 2070 Fund
Class Name	Class R6 Shares
Trading Symbol	TLCRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R6 Shares of the Nuveen Lifecycle 2070 Fund for the period of September 30, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257-8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the period since inception? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$21	0.20%
*
The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Growth Opportunities ETF, International Value, Small Cap Select and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.20%	[135]
Factors Affecting Performance [Text Block]
How did the Fund perform since inception? What affected the Fund’s performance?

Performance Highlights

The Nuveen Lifecycle 2070 Fund returned 12.37% for Class R6 Shares at net asset value (NAV) for the abbreviated reporting period from the Fund’s launch on September 30, 2025, through May 31, 2026. The Fund underperformed the Lifecycle 2070 Fund Composite Index, which returned 15.24%.

The Fund’s Composite Index consisted of: 61.6% Russell 3000® Index; 33.2% MSCI All Country World Index ex USA Investable Market Index; 4.2% Bloomberg U.S. Aggregate Bond Index; and 1.0% Bloomberg Global Aggregate ex-USD Index (Hedged).

Top contributors to relative performance

•
Holding the Nuveen Quant International Small Cap Equity Fund.

•
An allocation to the Nuveen Growth Opportunities ETF.

•
A position in the Nuveen Large Cap Growth Fund.

Top detractors from relative performance

•
A position in the Nuveen Dividend Growth Fund.

•
Holding the Nuveen International Opportunities Fund.

•
An allocation to the Nuveen Dividend Value Fund.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Cumulative Total Returns

Since Inception (9/30/25)

Class R6 Shares at NAV	12.37%

Russell 3000® Index	13.88%

Bloomberg U.S. Aggregate Bond Index	1.48%

Lifecycle 2070 Fund Composite Index	15.24%

S&P Target Date 2065+ Index	15.02%

Performance Inception Date	Sep. 30, 2025
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 5,770,822
Holdings Count | Holding	19
Advisory Fees Paid, Amount	$ 13,701
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2026)

Fund net assets	$5,770,822

Total number of portfolio holdings	19

Portfolio turnover (%)	9%

Total management fees paid for the year	$13,701

Holdings [Text Block]

(1)	Affiliated investment companies (Underlying Funds), except for repurchase agreements, where applicable.

Material Fund Change [Text Block]
How has the Fund changed?
Portfolio manager update: Effective October 1, 2025, Jeff Sun, CFA was added as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000263979 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle 2070 Fund
Class Name	Premier Class Shares
Trading Symbol	TLCPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Premier Class Shares of the Nuveen Lifecycle 2070 Fund for the period of September 30, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257-8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the period since inception? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$37	0.35%
*
The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Growth Opportunities ETF, International Value, Small Cap Select and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.35%	[136]
Factors Affecting Performance [Text Block]
How did the Fund perform since inception? What affected the Fund’s performance?

Performance Highlights

The Nuveen Lifecycle 2070 Fund returned 12.23% for Premier Class Shares at net asset value (NAV) for the abbreviated reporting period from the Fund’s launch on September 30, 2025, through May 31, 2026. The Fund underperformed the Lifecycle 2070 Fund Composite Index, which returned 15.24%.

The Fund’s Composite Index consisted of: 61.6% Russell 3000® Index; 33.2% MSCI All Country World Index ex USA Investable Market Index; 4.2% Bloomberg U.S. Aggregate Bond Index; and 1.0% Bloomberg Global Aggregate ex-USD Index (Hedged).

Top contributors to relative performance

•
Holding the Nuveen Quant International Small Cap Equity Fund.

•
An allocation to the Nuveen Growth Opportunities ETF.

•
A position in the Nuveen Large Cap Growth Fund.

Top detractors from relative performance

•
A position in the Nuveen Dividend Growth Fund.

•
Holding the Nuveen International Opportunities Fund.

•
An allocation to the Nuveen Dividend Value Fund.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Cumulative Total Returns

Since Inception (9/30/25)

Premier Class Shares at NAV	12.23%

Russell 3000® Index	13.88%

Bloomberg U.S. Aggregate Bond Index	1.48%

Lifecycle 2070 Fund Composite Index	15.24%

S&P Target Date 2065+ Index	15.02%

Performance Inception Date	Sep. 30, 2025
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 5,770,822
Holdings Count | Holding	19
Advisory Fees Paid, Amount	$ 13,701
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2026)

Fund net assets	$5,770,822

Total number of portfolio holdings	19

Portfolio turnover (%)	9%

Total management fees paid for the year	$13,701

Holdings [Text Block]

(1)	Affiliated investment companies (Underlying Funds), except for repurchase agreements, where applicable.

Material Fund Change [Text Block]
How has the Fund changed?
Portfolio manager update: Effective October 1, 2025, Jeff Sun, CFA was added as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000263981 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle 2070 Fund
Class Name	Class I Shares
Trading Symbol	TLCGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class I Shares of the Nuveen Lifecycle 2070 Fund for the period of September 30, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257-8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the period since inception? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$37	0.35%
*
The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Growth Opportunities ETF, International Value, Small Cap Select and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.35%	[137]
Factors Affecting Performance [Text Block]
How did the Fund perform since inception? What affected the Fund’s performance?

Performance Highlights

The Nuveen Lifecycle 2070 Fund returned 12.23% for Class I Shares at net asset value (NAV) for the abbreviated reporting period from the Fund’s launch on September 30, 2025, through May 31, 2026. The Fund underperformed the Lifecycle 2070 Fund Composite Index, which returned 15.24%.

The Fund’s Composite Index consisted of: 61.6% Russell 3000® Index; 33.2% MSCI All Country World Index ex USA Investable Market Index; 4.2% Bloomberg U.S. Aggregate Bond Index; and 1.0% Bloomberg Global Aggregate ex-USD Index (Hedged).

Top contributors to relative performance

•
Holding the Nuveen Quant International Small Cap Equity Fund.

•
An allocation to the Nuveen Growth Opportunities ETF.

•
A position in the Nuveen Large Cap Growth Fund.

Top detractors from relative performance

•
A position in the Nuveen Dividend Growth Fund.

•
Holding the Nuveen International Opportunities Fund.

•
An allocation to the Nuveen Dividend Value Fund.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Cumulative Total Returns

Since Inception (9/30/25)

Class I Shares at NAV	12.23%

Russell 3000® Index	13.88%

Bloomberg U.S. Aggregate Bond Index	1.48%

Lifecycle 2070 Fund Composite Index	15.24%

S&P Target Date 2065+ Index	15.02%

Performance Inception Date	Sep. 30, 2025
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 5,770,822
Holdings Count | Holding	19
Advisory Fees Paid, Amount	$ 13,701
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2026)

Fund net assets	$5,770,822

Total number of portfolio holdings	19

Portfolio turnover (%)	9%

Total management fees paid for the year	$13,701

Holdings [Text Block]

(1)	Affiliated investment companies (Underlying Funds), except for repurchase agreements, where applicable.

Material Fund Change [Text Block]
How has the Fund changed?
Portfolio manager update: Effective October 1, 2025, Jeff Sun, CFA was added as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000263985 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle Index 2070 Fund
Class Name	Class I Shares
Trading Symbol	TLICX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class I Shares of the Nuveen Lifecycle Index 2070 Fund for the period of September 30, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/ prospectuses. You can also request this information by contacting us at (800) 257-8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257-8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/ prospectuses
Expenses [Text Block]
What were the Fund costs for the period since inception? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$24	0.22%
*
The Fund’s ratios exclude the expenses of Underlying Funds that are exchange-traded funds, include the expenses of all other Underlying Funds, and exclude the income of all Underlying Funds. Annualized for a period less than one year.

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.22%	[138]
Factors Affecting Performance [Text Block]
How did the Fund perform since inception? What affected the Fund’s performance?

Performance Highlights

The Nuveen Lifecycle Index 2070 Fund returned 15.11% for Class I Shares at net asset value (NAV) for the abbreviated reporting period from the Fund’s launch on September 30, 2025, through May 31, 2026. The Fund underperformed the Lifecycle Index 2070 Fund Composite Index, which returned 15.47%.
The Fund’s Composite Index consisted of: 61.6% Russell 3000® Index; 33.2% MSCI EAFE + Emerging Markets Index; 4.2% Bloomberg U.S. Aggregate Bond Index; and 1.0% Bloomberg Global Aggregate ex‑USD Index (Hedged).

Top contributors to absolute performance

•
Underlying equity and fixed income funds advanced for the period. U.S. and international equity funds recorded double-digit gains and contributed most.

Top detractors from absolute performance

•
Management fees and other expenses incurred by the Fund.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Cumulative Total Returns

Since Inception (9/30/25)

Class I Shares at NAV	15.11%

Russell 3000® Index	13.88%

Bloomberg U.S. Aggregate Bond Index	1.48%

Lifecycle Index 2070 Fund Composite Index	15.47%

S&P Target Date 2065+ Index	15.02%

Performance Inception Date	Sep. 30, 2025
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 10,542,381
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 5,733
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2026)

Fund net assets	$10,542,381

Total number of portfolio holdings	6

Portfolio turnover (%)	23%

Total management fees paid for the year	$5,733

Holdings [Text Block]

(1)	Affiliated investment companies (Underlying Funds), except for repurchase agreements, where applicable.

Material Fund Change [Text Block]
How has the Fund changed?
Portfolio manager update: Effective October 1, 2025, Jeff Sun, CFA was added as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000263983 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle Index 2070 Fund
Class Name	Premier Class Shares
Trading Symbol	TPREX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Premier Class Shares of the Nuveen Lifecycle Index 2070 Fund for the period of September 30, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the period since inception? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$24	0.22%
*
The Fund’s ratios exclude the expenses of Underlying Funds that are exchange-traded funds, include the expenses of all other Underlying Funds, and exclude the income of all Underlying Funds. Annualized for a period less than one year.

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.22%	[139]
Factors Affecting Performance [Text Block]
How did the Fund perform since inception? What affected the Fund’s performance?

Performance Highlights

The Nuveen Lifecycle Index 2070 Fund returned 15.11% for Premier Class Shares at net asset value (NAV) for the abbreviated reporting period from the Fund’s launch on September 30, 2025, through May 31, 2026. The Fund underperformed the Lifecycle Index 2070 Fund Composite Index, which returned 15.47%.
The Fund’s Composite Index consisted of: 61.6% Russell 3000® Index; 33.2% MSCI EAFE + Emerging Markets Index; 4.2% Bloomberg U.S. Aggregate Bond Index; and 1.0% Bloomberg Global Aggregate ex‑USD Index (Hedged).

Top contributors to absolute performance

•
Underlying equity and fixed income funds advanced for the period. U.S. and international equity funds recorded double-digit gains and contributed most.

Top detractors from absolute performance

•
Management fees and other expenses incurred by the Fund.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Cumulative Total Returns

Since Inception (9/30/25)

Premier Class Shares at NAV	15.11%

Russell 3000® Index	13.88%

Bloomberg U.S. Aggregate Bond Index	1.48%

Lifecycle Index 2070 Fund Composite Index	15.47%

S&P Target Date 2065+ Index	15.02%

Performance Inception Date	Sep. 30, 2025
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 10,542,381
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 5,733
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2026)

Fund net assets	$10,542,381

Total number of portfolio holdings	6

Portfolio turnover (%)	23%

Total management fees paid for the year	$5,733

Holdings [Text Block]

(1)	Affiliated investment companies (Underlying Funds), except for repurchase agreements, where applicable.

Material Fund Change [Text Block]
How has the Fund changed?
Portfolio manager update: Effective October 1, 2025, Jeff Sun, CFA was added as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000263982 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle Index 2070 Fund
Class Name	Class R6 Shares
Trading Symbol	TLCLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R6 Shares of the Nuveen Lifecycle Index 2070 Fund for the period of September 30, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the period since inception? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$12	0.11%
*
The Fund’s ratios exclude the expenses of Underlying Funds that are exchange-traded funds, include the expenses of all other Underlying Funds, and exclude the income of all Underlying Funds. Annualized for a period less than one year.

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.11%	[140]
Factors Affecting Performance [Text Block]
How did the Fund perform since inception? What affected the Fund’s performance?

Performance Highlights

The Nuveen Lifecycle Index 2070 Fund returned 15.15% for Class R6 Shares at net asset value (NAV) for the abbreviated reporting period from the Fund’s launch on September 30, 2025, through May 31, 2026. The Fund underperformed the Lifecycle Index 2070 Fund Composite Index, which returned 15.47%.
The Fund’s Composite Index consisted of: 61.6% Russell 3000® Index; 33.2% MSCI EAFE + Emerging Markets Index; 4.2% Bloomberg U.S. Aggregate Bond Index; and 1.0% Bloomberg Global Aggregate ex‑USD Index (Hedged).

Top contributors to absolute performance

•
Underlying equity and fixed income funds advanced for the period. U.S. and international equity funds recorded double-digit gains and contributed most.

Top detractors from absolute performance

•
Management fees and other expenses incurred by the Fund.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Cumulative Total Returns

Since Inception (9/30/25)

Class R6 Shares at NAV	15.15%

Russell 3000® Index	13.88%

Bloomberg U.S. Aggregate Bond Index	1.48%

Lifecycle Index 2070 Fund Composite Index	15.47%

S&P Target Date 2065+ Index	15.02%

Performance Inception Date	Sep. 30, 2025
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 10,542,381
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 5,733
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2026)

Fund net assets	$10,542,381

Total number of portfolio holdings	6

Portfolio turnover (%)	23%

Total management fees paid for the year	$5,733

Holdings [Text Block]

(1)	Affiliated investment companies (Underlying Funds), except for repurchase agreements, where applicable.

Material Fund Change [Text Block]
How has the Fund changed?
Portfolio manager update: Effective October 1, 2025, Jeff Sun, CFA was added as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000263984 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle Index 2070 Fund
Class Name	Retirement Class Shares
Trading Symbol	TRETX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Lifecycle Index 2070 Fund for the period of September 30, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the period since inception? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$35	0.33%
*
The Fund’s ratios exclude the expenses of Underlying Funds that are exchange-traded funds, include the expenses of all other Underlying Funds, and exclude the income of all Underlying Funds. Annualized for a period less than one year.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.33%	[141]
Factors Affecting Performance [Text Block]
How did the Fund perform since inception? What affected the Fund’s performance?

Performance Highlights

The Nuveen Lifecycle Index 2070 Fund returned 14.98% for Retirement Class Shares at net asset value (NAV) for the abbreviated reporting period from the Fund’s launch on September 30, 2025, through May 31, 2026. The Fund underperformed the Lifecycle Index 2070 Fund Composite Index, which returned 15.47%.
The Fund’s Composite Index consisted of: 61.6% Russell 3000® Index; 33.2% MSCI EAFE + Emerging Markets Index; 4.2% Bloomberg U.S. Aggregate Bond Index; and 1.0% Bloomberg Global Aggregate ex‑USD Index (Hedged).

Top contributors to absolute performance

•
Underlying equity and fixed income funds advanced for the period. U.S. and international equity funds recorded double-digit gains and contributed most.

Top detractors from absolute performance

•
Management fees and other expenses incurred by the Fund.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Cumulative Total Returns

Since Inception (9/30/25)

Retirement Class Shares at NAV	14.98%

Russell 3000® Index	13.88%

Bloomberg U.S. Aggregate Bond Index	1.48%

Lifecycle Index 2070 Fund Composite Index	15.47%

S&P Target Date 2065+ Index	15.02%

Performance Inception Date	Sep. 30, 2025
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 10,542,381
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 5,733
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2026)

Fund net assets	$10,542,381

Total number of portfolio holdings	6

Portfolio turnover (%)	23%

Total management fees paid for the year	$5,733

Holdings [Text Block]

(1)	Affiliated investment companies (Underlying Funds), except for repurchase agreements, where applicable.

Material Fund Change [Text Block]
How has the Fund changed?
Portfolio manager update: Effective October 1, 2025, Jeff Sun, CFA was added as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses

[1]	The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Floating Rate Income, Growth Opportunities ETF, International Value, Small Cap Select and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.
[2]	The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Floating Rate Income, Growth Opportunities ETF, International Value, Small Cap Select and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.
[3]	The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Floating Rate Income, Growth Opportunities ETF, International Value, Small Cap Select and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.
[4]	The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Floating Rate Income, Growth Opportunities ETF, International Value, Small Cap Select and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.
[5]	The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Floating Rate Income, Growth Opportunities ETF, International Value, Small Cap Select and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.
[6]	The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Floating Rate Income, Growth Opportunities ETF, International Value, Small Cap Select and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.
[7]	The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Floating Rate Income, Growth Opportunities ETF, International Value, Small Cap Select and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.
[8]	The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Floating Rate Income, Growth Opportunities ETF, International Value, Small Cap Select and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.
[9]	The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Floating Rate Income, Growth Opportunities ETF, International Value, Small Cap Select and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.
[10]	The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Floating Rate Income, Growth Opportunities ETF, International Value, Small Cap Select and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.
[11]	The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Floating Rate Income, Growth Opportunities ETF, International Value, Small Cap Select and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.
[12]	The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Floating Rate Income, Growth Opportunities ETF, International Value, Small Cap Select and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.
[13]	The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Floating Rate Income, Growth Opportunities ETF, International Value, Small Cap Select and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.
[14]	The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Floating Rate Income, Growth Opportunities ETF, International Value, Small Cap Select and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.
[15]	The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Floating Rate Income, Growth Opportunities ETF, International Value, Small Cap Select and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.
[16]	The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Floating Rate Income, Growth Opportunities ETF, International Value, Small Cap Select and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.
[17]	The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Floating Rate Income, Growth Opportunities ETF, International Value, Small Cap Select and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.
[18]	The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Floating Rate Income, Growth Opportunities ETF, International Value, Small Cap Select and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.
[19]	The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Floating Rate Income, Growth Opportunities ETF, International Value, Small Cap Select and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.
[20]	The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Floating Rate Income, Growth Opportunities ETF, International Value, Small Cap Select and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.
[21]	The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Floating Rate Income, Growth Opportunities ETF, International Value, Small Cap Select and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.
[22]	The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Floating Rate Income, Growth Opportunities ETF, International Value, Small Cap Select and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.
[23]	The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Floating Rate Income, Growth Opportunities ETF, International Value, Small Cap Select and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.
[24]	The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Floating Rate Income, Growth Opportunities ETF, International Value, Small Cap Select and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.
[25]	The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Floating Rate Income, Growth Opportunities ETF, International Value, Small Cap Select and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.
[26]	The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Floating Rate Income, Growth Opportunities ETF, International Value, Small Cap Select and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.
[27]	The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Floating Rate Income, Growth Opportunities ETF, International Value, Small Cap Select and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.
[28]	The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Floating Rate Income, Growth Opportunities ETF, International Value, Small Cap Select and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.
[29]	The Fund’s ratios do not include the expenses or income of the Underlying Funds. Annualized for period less than one year.
[30]	The Fund’s ratios do not include the expenses or income of the Underlying Funds. Annualized for period less than one year.
[31]	The Fund’s ratios do not include the expenses or income of the Underlying Funds. Annualized for period less than one year.
[32]	The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Floating Rate Income, Growth Opportunities ETF, International Value, Small Cap Select and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.
[33]	The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Floating Rate Income, Growth Opportunities ETF, International Value, Small Cap Select and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.
[34]	The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Floating Rate Income, Growth Opportunities ETF, International Value, Small Cap Select and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.
[35]	The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Floating Rate Income, Growth Opportunities ETF, International Value, Small Cap Select and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.
[36]	The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Floating Rate Income, Growth Opportunities ETF, International Value, Small Cap Select and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.
[37]	The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Floating Rate Income, Growth Opportunities ETF, International Value, Small Cap Select and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.
[38]	The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Floating Rate Income, Growth Opportunities ETF, International Value, Small Cap Select and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.
[39]	The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Floating Rate Income, Growth Opportunities ETF, International Value, Small Cap Select and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.
[40]	The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Floating Rate Income, Growth Opportunities ETF, International Value, Small Cap Select and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.
[41]	The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Floating Rate Income, Growth Opportunities ETF, International Value, Small Cap Select and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.
[42]	The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Floating Rate Income, Growth Opportunities ETF, International Value, Small Cap Select and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.
[43]	The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Floating Rate Income, Growth Opportunities ETF, International Value, Small Cap Select and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.
[44]	The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Floating Rate Income, Growth Opportunities ETF, International Value, Small Cap Select and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.
[45]	The Fund’s ratios exclude the expenses of Underlying Funds that are exchange-traded funds, include the expenses of all other Underlying Funds, and exclude the income of all Underlying Funds. Annualized for a period less than one year.
[46]	The Fund’s ratios exclude the expenses of Underlying Funds that are exchange-traded funds, include the expenses of all other Underlying Funds, and exclude the income of all Underlying Funds. Annualized for a period less than one year.
[47]	The Fund’s ratios exclude the expenses of Underlying Funds that are exchange-traded funds, include the expenses of all other Underlying Funds, and exclude the income of all Underlying Funds. Annualized for a period less than one year.
[48]	The Fund’s ratios exclude the expenses of Underlying Funds that are exchange-traded funds, include the expenses of all other Underlying Funds, and exclude the income of all Underlying Funds. Annualized for a period less than one year.
[49]	The Fund’s ratios exclude the expenses of Underlying Funds that are exchange-traded funds, include the expenses of all other Underlying Funds, and exclude the income of all Underlying Funds. Annualized for a period less than one year.
[50]	The Fund’s ratios exclude the expenses of Underlying Funds that are exchange-traded funds, include the expenses of all other Underlying Funds, and exclude the income of all Underlying Funds. Annualized for a period less than one year.
[51]	The Fund’s ratios exclude the expenses of Underlying Funds that are exchange-traded funds, include the expenses of all other Underlying Funds, and exclude the income of all Underlying Funds. Annualized for a period less than one year.
[52]	The Fund’s ratios exclude the expenses of Underlying Funds that are exchange-traded funds, include the expenses of all other Underlying Funds, and exclude the income of all Underlying Funds. Annualized for a period less than one year.
[53]	The Fund’s ratios exclude the expenses of Underlying Funds that are exchange-traded funds, include the expenses of all other Underlying Funds, and exclude the income of all Underlying Funds. Annualized for a period less than one year.
[54]	The Fund’s ratios exclude the expenses of Underlying Funds that are exchange-traded funds, include the expenses of all other Underlying Funds, and exclude the income of all Underlying Funds. Annualized for a period less than one year.
[55]	The Fund’s ratios exclude the expenses of Underlying Funds that are exchange-traded funds, include the expenses of all other Underlying Funds, and exclude the income of all Underlying Funds. Annualized for a period less than one year.
[56]	The Fund’s ratios exclude the expenses of Underlying Funds that are exchange-traded funds, include the expenses of all other Underlying Funds, and exclude the income of all Underlying Funds. Annualized for a period less than one year.
[57]	The Fund’s ratios exclude the expenses of Underlying Funds that are exchange-traded funds, include the expenses of all other Underlying Funds, and exclude the income of all Underlying Funds. Annualized for a period less than one year.
[58]	The Fund’s ratios exclude the expenses of Underlying Funds that are exchange-traded funds, include the expenses of all other Underlying Funds, and exclude the income of all Underlying Funds. Annualized for a period less than one year.
[59]	The Fund’s ratios exclude the expenses of Underlying Funds that are exchange-traded funds, include the expenses of all other Underlying Funds, and exclude the income of all Underlying Funds. Annualized for a period less than one year.
[60]	The Fund’s ratios exclude the expenses of Underlying Funds that are exchange-traded funds, include the expenses of all other Underlying Funds, and exclude the income of all Underlying Funds. Annualized for a period less than one year.
[61]	The Fund’s ratios exclude the expenses of Underlying Funds that are exchange-traded funds, include the expenses of all other Underlying Funds, and exclude the income of all Underlying Funds. Annualized for a period less than one year.
[62]	The Fund’s ratios exclude the expenses of Underlying Funds that are exchange-traded funds, include the expenses of all other Underlying Funds, and exclude the income of all Underlying Funds. Annualized for a period less than one year.
[63]	The Fund’s ratios exclude the expenses of Underlying Funds that are exchange-traded funds, include the expenses of all other Underlying Funds, and exclude the income of all Underlying Funds. Annualized for a period less than one year.
[64]	The Fund’s ratios exclude the expenses of Underlying Funds that are exchange-traded funds, include the expenses of all other Underlying Funds, and exclude the income of all Underlying Funds. Annualized for a period less than one year.
[65]	The Fund’s ratios exclude the expenses of Underlying Funds that are exchange-traded funds, include the expenses of all other Underlying Funds, and exclude the income of all Underlying Funds. Annualized for a period less than one year.
[66]	The Fund’s ratios exclude the expenses of Underlying Funds that are exchange-traded funds, include the expenses of all other Underlying Funds, and exclude the income of all Underlying Funds. Annualized for a period less than one year.
[67]	The Fund’s ratios exclude the expenses of Underlying Funds that are exchange-traded funds, include the expenses of all other Underlying Funds, and exclude the income of all Underlying Funds. Annualized for a period less than one year.
[68]	The Fund’s ratios exclude the expenses of Underlying Funds that are exchange-traded funds, include the expenses of all other Underlying Funds, and exclude the income of all Underlying Funds. Annualized for a period less than one year.
[69]	The Fund’s ratios exclude the expenses of Underlying Funds that are exchange-traded funds, include the expenses of all other Underlying Funds, and exclude the income of all Underlying Funds. Annualized for a period less than one year.
[70]	The Fund’s ratios exclude the expenses of Underlying Funds that are exchange-traded funds, include the expenses of all other Underlying Funds, and exclude the income of all Underlying Funds. Annualized for a period less than one year.
[71]	The Fund’s ratios exclude the expenses of Underlying Funds that are exchange-traded funds, include the expenses of all other Underlying Funds, and exclude the income of all Underlying Funds. Annualized for a period less than one year.
[72]	The Fund’s ratios exclude the expenses of Underlying Funds that are exchange-traded funds, include the expenses of all other Underlying Funds, and exclude the income of all Underlying Funds. Annualized for a period less than one year.
[73]	The Fund’s ratios exclude the expenses of Underlying Funds that are exchange-traded funds, include the expenses of all other Underlying Funds, and exclude the income of all Underlying Funds. Annualized for a period less than one year.
[74]	The Fund’s ratios exclude the expenses of Underlying Funds that are exchange-traded funds, include the expenses of all other Underlying Funds, and exclude the income of all Underlying Funds. Annualized for a period less than one year.
[75]	The Fund’s ratios exclude the expenses of Underlying Funds that are exchange-traded funds, include the expenses of all other Underlying Funds, and exclude the income of all Underlying Funds. Annualized for a period less than one year.
[76]	The Fund’s ratios exclude the expenses of Underlying Funds that are exchange-traded funds, include the expenses of all other Underlying Funds, and exclude the income of all Underlying Funds. Annualized for a period less than one year.
[77]	The Fund’s ratios exclude the expenses of Underlying Funds that are exchange-traded funds, include the expenses of all other Underlying Funds, and exclude the income of all Underlying Funds. Annualized for a period less than one year.
[78]	The Fund’s ratios exclude the expenses of Underlying Funds that are exchange-traded funds, include the expenses of all other Underlying Funds, and exclude the income of all Underlying Funds. Annualized for a period less than one year.
[79]	The Fund’s ratios exclude the expenses of Underlying Funds that are exchange-traded funds, include the expenses of all other Underlying Funds, and exclude the income of all Underlying Funds. Annualized for a period less than one year.
[80]	The Fund’s ratios exclude the expenses of Underlying Funds that are exchange-traded funds, include the expenses of all other Underlying Funds, and exclude the income of all Underlying Funds. Annualized for a period less than one year.
[81]	The Fund’s ratios exclude the expenses of Underlying Funds that are exchange-traded funds, include the expenses of all other Underlying Funds, and exclude the income of all Underlying Funds. Annualized for a period less than one year.
[82]	The Fund’s ratios exclude the expenses of Underlying Funds that are exchange-traded funds, include the expenses of all other Underlying Funds, and exclude the income of all Underlying Funds. Annualized for a period less than one year.
[83]	The Fund’s ratios exclude the expenses of Underlying Funds that are exchange-traded funds, include the expenses of all other Underlying Funds, and exclude the income of all Underlying Funds. Annualized for a period less than one year.
[84]	The Fund’s ratios exclude the expenses of Underlying Funds that are exchange-traded funds, include the expenses of all other Underlying Funds, and exclude the income of all Underlying Funds. Annualized for a period less than one year.
[85]	The Fund’s ratios exclude the expenses of Underlying Funds that are exchange-traded funds, include the expenses of all other Underlying Funds, and exclude the income of all Underlying Funds. Annualized for a period less than one year.
[86]	The Fund’s ratios exclude the expenses of Underlying Funds that are exchange-traded funds, include the expenses of all other Underlying Funds, and exclude the income of all Underlying Funds. Annualized for a period less than one year.
[87]	The Fund’s ratios exclude the expenses of Underlying Funds that are exchange-traded funds, include the expenses of all other Underlying Funds, and exclude the income of all Underlying Funds. Annualized for a period less than one year.
[88]	The Fund’s ratios exclude the expenses of Underlying Funds that are exchange-traded funds, include the expenses of all other Underlying Funds, and exclude the income of all Underlying Funds. Annualized for a period less than one year.
[89]	The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Growth Opportunities ETF, International Value, Small Cap Select and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.
[90]	The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Growth Opportunities ETF, International Value, Small Cap Select and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.
[91]	The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Growth Opportunities ETF, International Value, Small Cap Select and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.
[92]	The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Growth Opportunities ETF, International Value, Small Cap Select and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.
[93]	The Fund’s ratios do not include the expenses or income of the Underlying Funds. Annualized for period less than one year.
[94]	The Fund’s ratios do not include the expenses or income of the Underlying Funds. Annualized for period less than one year.
[95]	The Fund’s ratios do not include the expenses or income of the Underlying Funds. Annualized for period less than one year.
[96]	The Fund’s ratios do not include the expenses or income of the Underlying Funds. Annualized for period less than one year.
[97]	The Fund’s ratios do not include the expenses or income of the Underlying Funds. Annualized for period less than one year.
[98]	The Fund’s ratios do not include the expenses or income of the Underlying Funds. Annualized for period less than one year.
[99]	The Fund’s ratios do not include the expenses or income of the Underlying Funds. Annualized for period less than one year.
[100]	The Fund’s ratios do not include the expenses or income of the Underlying Funds. Annualized for period less than one year.
[101]	The Fund’s ratios do not include the expenses or income of the Underlying Funds. Annualized for period less than one year.
[102]	The Fund’s ratios do not include the expenses or income of the Underlying Funds. Annualized for period less than one year.
[103]	The Fund’s ratios do not include the expenses or income of the Underlying Funds. Annualized for period less than one year.
[104]	The Fund’s ratios do not include the expenses or income of the Underlying Funds. Annualized for period less than one year.
[105]	The Fund’s ratios do not include the expenses or income of the Underlying Funds. Annualized for period less than one year.
[106]	The Fund’s ratios do not include the expenses or income of the Underlying Funds. Annualized for period less than one year.
[107]	The Fund’s ratios do not include the expenses or income of the Underlying Funds. Annualized for period less than one year.
[108]	The Fund’s ratios do not include the expenses or income of the Underlying Funds. Annualized for period less than one year.
[109]	The Fund’s ratios do not include the expenses or income of the Underlying Funds. Annualized for period less than one year.
[110]	The Fund’s ratios do not include the expenses or income of the Underlying Funds. Annualized for period less than one year.
[111]	The Fund’s ratios do not include the expenses or income of the Underlying Funds. Annualized for period less than one year.
[112]	The Fund’s ratios do not include the expenses or income of the Underlying Funds. Annualized for period less than one year.
[113]	The Fund’s ratios do not include the expenses or income of the Underlying Funds. Annualized for period less than one year.
[114]	The Fund’s ratios do not include the expenses or income of the Underlying Funds. Annualized for period less than one year.
[115]	The Fund’s ratios do not include the expenses or income of the Underlying Funds. Annualized for period less than one year.
[116]	The Fund’s ratios do not include the expenses or income of the Underlying Funds. Annualized for period less than one year.
[117]	The Fund’s ratios do not include the expenses or income of the Underlying Funds. Annualized for period less than one year.
[118]	The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Growth Opportunities ETF, International Value, Small Cap Select and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.
[119]	The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Growth Opportunities ETF, International Value, Small Cap Select and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.
[120]	The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Growth Opportunities ETF, International Value, Small Cap Select and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.
[121]	The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Growth Opportunities ETF, International Value, Small Cap Select and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.
[122]	The Fund’s ratios exclude the expenses of Underlying Funds that are exchange-traded funds, include the expenses of all other Underlying Funds, and exclude the income of all Underlying Funds. Annualized for a period less than one year.
[123]	The Fund’s ratios exclude the expenses of Underlying Funds that are exchange-traded funds, include the expenses of all other Underlying Funds, and exclude the income of all Underlying Funds. Annualized for a period less than one year.
[124]	The Fund’s ratios exclude the expenses of Underlying Funds that are exchange-traded funds, include the expenses of all other Underlying Funds, and exclude the income of all Underlying Funds. Annualized for a period less than one year.
[125]	The Fund’s ratios exclude the expenses of Underlying Funds that are exchange-traded funds, include the expenses of all other Underlying Funds, and exclude the income of all Underlying Funds. Annualized for a period less than one year.
[126]	The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Growth Opportunities ETF, International Value, Small Cap Select and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.
[127]	The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Growth Opportunities ETF, International Value, Small Cap Select and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.
[128]	The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Growth Opportunities ETF, International Value, Small Cap Select and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.
[129]	The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Growth Opportunities ETF, International Value, Small Cap Select and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.
[130]	The Fund’s ratios exclude the expenses of Underlying Funds that are exchange-traded funds, include the expenses of all other Underlying Funds, and exclude the income of all Underlying Funds. Annualized for a period less than one year.
[131]	The Fund’s ratios exclude the expenses of Underlying Funds that are exchange-traded funds, include the expenses of all other Underlying Funds, and exclude the income of all Underlying Funds. Annualized for a period less than one year.
[132]	The Fund’s ratios exclude the expenses of Underlying Funds that are exchange-traded funds, include the expenses of all other Underlying Funds, and exclude the income of all Underlying Funds. Annualized for a period less than one year.
[133]	The Fund’s ratios exclude the expenses of Underlying Funds that are exchange-traded funds, include the expenses of all other Underlying Funds, and exclude the income of all Underlying Funds. Annualized for a period less than one year.
[134]	The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Growth Opportunities ETF, International Value, Small Cap Select and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.
[135]	The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Growth Opportunities ETF, International Value, Small Cap Select and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.
[136]	The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Growth Opportunities ETF, International Value, Small Cap Select and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.
[137]	The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Growth Opportunities ETF, International Value, Small Cap Select and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.
[138]	The Fund’s ratios exclude the expenses of Underlying Funds that are exchange-traded funds, include the expenses of all other Underlying Funds, and exclude the income of all Underlying Funds. Annualized for a period less than one year.
[139]	The Fund’s ratios exclude the expenses of Underlying Funds that are exchange-traded funds, include the expenses of all other Underlying Funds, and exclude the income of all Underlying Funds. Annualized for a period less than one year.
[140]	The Fund’s ratios exclude the expenses of Underlying Funds that are exchange-traded funds, include the expenses of all other Underlying Funds, and exclude the income of all Underlying Funds. Annualized for a period less than one year.
[141]	The Fund’s ratios exclude the expenses of Underlying Funds that are exchange-traded funds, include the expenses of all other Underlying Funds, and exclude the income of all Underlying Funds. Annualized for a period less than one year.